                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                 811-8370

                                 MCMORGAN FUNDS
               (Exact name of Registrant as specified in charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
               (Address of principal executive offices) (Zip code)

                                 Teresa Matzelle
                                 Vice President
                             McMorgan & Company LLC
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                     (Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.                              Jeffrey A. Engelsman, Esq.
Stradley, Ronon, Stevens & Young LLP               New York Life Investment
1220 19th Street, NW  Suite 600                    Management LLC
Washington, DC  20036                              169 Lackawanna Avenue
                                                   Parsippany, NJ 07054


Registrant's telephone number, including area code:    (800) 788-9485

Date of fiscal year end:    June 30

Date of reporting period:   December 31, 2005

                                   FORM N-CSR


ITEM 1.   REPORTS TO STOCKHOLDERS.

McMorgan
     Funds







                               SEMI-ANNUAL REPORT

                               [graphic omitted]

                                      2005
December 31, 2005
-----------------

Principal Preservation Fund

Intermediate Fixed Income Fund

Fixed Income Fund

High Yield Fund

Balanced Fund

Equity Investment Fund




The McMorgan Funds are offered by NYLIFE Distributors LLC
169 Lackawanna Avenue, Parsippany, NJ 07054.

                             Experience Is Essential

                               [graphic omitted]

                            LETTER FROM THE PRESIDENT
                            -------------------------

Dear Shareholder,

During the twelve months ended December 31, 2005, the U.S. economy continued to advance, with positive gross domestic product and gradually improving labor-market conditions. 2005's monthly growth in non-farm payrolls averaged 167,000 new jobs and the unemployment rate declined from 5.4% at year-end 2004 to 4.9%.

Consumer spending has slowed somewhat from very strong performance this past spring and summer but remains a positive. Residential real estate activity has moderated in recent months. Manufacturing and industrial activity continues on a solid growth path. Cyclical inflation pressures in the past 12 months have been largely offset by ongoing deflationary forces of globalization, labor flexibility, and technological advancements.

It was a difficult year for bond investors. The yield curve flattened substantially as the Federal Reserve continued to raise short-term rates by 0.25% at each of its eight policy setting meetings, while long-term rates were relatively unchanged. Lower volatility occurred despite a series of unexpected events (Katrina, Iraq, oil prices) that many thought would cause long-term bond yields to rise much higher.

The equity market in 2005 followed a very similar pattern to that of 2004. Stocks struggled in a narrow trading range for most of both years before breaking out to the upside in the fourth quarter.

Our semi-annual report for the six months ending December 31, 2005 that follows, provides additional information about the market forces, investment decisions, and securities that affected each of the McMorgan Funds during the reporting period.

The McMorgan Funds seek to achieve superior performance through a consistent application of a disciplined investment approach. Although economic, industry, and geopolitical variables are constantly in flux, we strive to provide competitive performance for our shareholders over full market cycles. We thank you for placing your trust and confidence in the McMorgan Funds, and we look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Mark R. Taylor

Mark R. Taylor
President

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005


PRINCIPAL PRESERVATION FUND

NASDAQ SYMBOL: MCPXX  |  DECEMBER 31, 2005


This portfolio of short-term, high-quality investments is composed of U.S. Treasury and government securities and other short-term vehicles. The Fund seeks principal preservation while providing maximum current income and maintaining liquidity. The Principal Preservation Fund is a money market fund and is appropriate for investors wishing to avoid principal fluctuations while earning interest income.

--------------------------------------------------------------------------------

Q: What factors affected the short-term bond market during the six months ended December 31, 2005?

A: During the second half of the year, the money markets continued to adjust to modestly above-trend economic growth and the gradual unwinding of the Federal Reserve's accommodative monetary policy. Economic activity was generally healthy and core inflation remained well-contained despite persistently high energy prices and the temporary distortions caused by the Gulf Coast hurricanes. The Federal Reserve continued to raise interest rates, with the Fed Funds target ending the year at 4.25%. Recent commentary from Fed officials appears to imply that only modest further monetary tightening is likely to be needed to achieve the objectives of sustainable economic growth and price stability.

Q:   How did the economic environment affect the results of the portfolio?

A: Solid economic growth with moderate inflation has led to gradual increases in short-term interest rates. This has increased the overall yield of the portfolio, while reducing the term premium on longer maturity money market instruments. The 7-day current yield and 30-day SEC yield as of December 31, 2005 were 4.00% and 3.90% respectively.

Q: How did the Principal Preservation Fund invest during the reporting period?

A: The Fund maintained a somewhat shortened average maturity, as the flat term structure of money market rates did not fully reflect the Fed's ongoing removal of accommodative monetary conditions. The Fund continued to seek maximum current income and returns consistent with the preservation of capital.

Q:   Did the Fund change its asset class weightings?

A: The Fund generally invests in government securities, high quality short-dated commercial paper, and second tier commercial paper. We have maintained a higher allocation to commercial paper to increase the portfolio's yield while maintaining a relatively short maturity profile.

Q:   What do you anticipate going forward?

A: The Federal Reserve appears to be nearing the end of the current monetary tightening cycle, though as always we expect policy makers to remain vigilant for signs of inflationary pressure. Given the slight recent moderation in economic growth and well-contained inflation, we do not anticipate significant further increases in short-term interest rates. As such, the flat term structure of money market rates appears to be fairly consistent with the likely path of monetary policy.

--------------------------------------------------------------------------------

          MCMORGAN PRINCIPAL PRESERVATION FUND AS OF DECEMBER 31, 2005

--------------------------------------------------------------------------------
  Diversification                Credit Quality(+)               Maturity
--------------------------------------------------------------------------------
Cash++           (13%)           A-2/P-2        4%           1-15 days     24%
Gov't             28%            Gov't         25%           16-30 days    27%
Commercial Paper  85%            A-1/P-1       71%           31-90 days    45%
                                                             91+ days       4%


Average Annual Total Returns For Period Ended December 31 (%)

                                           One      Three     Five        Ten
                                           Year     Years     Years      Years
                                           ----     -----     -----      -----
McMorgan Principal Preservation Fund       2.98      1.69      2.17       3.76


Principal Preservation Fund--Seven-Day Current Yield (%)

12/31/04 2.09%
         1.97
         2.25
3/31/05  2.50
         2.57
         2.76
6/30/05  2.84
         3.03
         3.24
9/30/05  3.39
         3.63
         3.78
12/31/05 4.00

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 +Ratings such as OP-1O refer to individual bonds, and not to the Fund itself. Ratings by Moody's.

++Cash equals liabilities in excess of Cash and Other Assets.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than the figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. For the most recent month-end performance information, please visit www.mcmorganfunds.com.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005

INTERMEDIATE FIXED INCOME FUND

NASDAQ SYMBOL: MCMNX  |  DECEMBER 31, 2005

This Fund invests in high-quality, investment grade corporate, government and mortgage-backed bonds, seeking to deliver above-average returns consistent with maintaining liquidity and preserving capital. Unlike a money market fund, the Intermediate Fixed Income Fund does not seek a stable net asset of $1 per share and is not suitable for investors seeking consistent principal stability.

--------------------------------------------------------------------------------

Q: What factors affected the bond market during the reporting period ending December 31, 2005?

A: During the second half of the year, the bond market continued to adjust to modestly above-trend economic growth and the gradual unwinding of the Federal Reserve's accommodative monetary policy. Economic activity was generally healthy and core inflation remained well-contained despite persistently high energy prices and the temporary distortions caused by the Gulf Coast hurricanes. The Federal Reserve continued to raise interest rates, with the Fed Funds target ending the year at 4.25%. Over the six month period June 30, 2005 to December 31, 2005, the Federal Reserve increased the Fed Funds rate from 3.25% to 4.25%, helping interest rates to rise across the yield curve. The rise in yields was generally lower than in previous Fed tightening cycles as 10-year rates traded in a range of 4.0- 4.7% range.

     This unexpected "conundrum" was likely the result of several important factors including lower risk premiums and strong foreign demand for U.S. assets. Economic data for the period was mixed, with stronger data in the third quarter giving way to more moderate growth in the fourth quarter.

Q: Were there any particular holdings or sectors that enhanced or detracted from results?

A: The Fund's duration and yield exposure relative to the benchmark had little impact. An allocation to Treasury Inflation-Protected Securities
     (TIPS) had a modestly negative impact on performance, as inflation expectation declined over the period. An emphasis on mortgage-backed securities had a modestly positive performance impact. Declining volatility, attractive yield, and a relatively narrow trading range all contributed to positive performance from the mortgage-backed sector. Issue selection, particularly modest allocations to Ford Motor Credit and General Motors Acceptance Corp., as well as an overweight in BBB corporate bonds, weighed on performance.

Q:   How is the Fund positioned going forward?

A: The Fund's interest rate strategy is positioned neutral to the benchmark with a modestly defensive bias. Portfolio duration is targeted at neutral relative to the Fund's benchmark index as we expect yields to remain within a fairly narrow range. Current yield curve strategy emphasizes intermediate maturities (5-9 year). The Fund currently de-emphasizes 2 to 5 year maturities.

     Overall portfolio exposure to spread sectors (non-U.S. Treasury issues) is higher than the benchmark, despite risk premiums being historically low. Within the short to intermediate maturity range (which is the primary maturity focus of the Fund), non-U.S. Treasury issues offer a more compelling risk/reward than found in longer maturity issues. The portfolio is well diversified and generally has an emphasis on higher quality and structure, focusing on sectors and securities with high risk-adjusted yields. Modest tactical exposures to the financing subsidiaries of General Motors and Ford reflect a positive fundamental view of the quality of assets available to service debt, sound liquidity and open access to funding sources, and importantly, our positive assessment of valuations with respect to risk and reward in a variety of scenarios.

--------------------------------------------------------------------------------

Funds that invest in bonds are subject to credit, interest rate and inflation risk and can lose principal value when interest rates rise.

         MCMORGAN INTERMEDIATE FIXED INCOME FUND AS OF DECEMBER 31, 2005

--------------------------------------------------------------------------------
   Diversification                Bond Quality+                 Maturity
--------------------------------------------------------------------------------
   Cash++      (9%)              Gov't       64%            Short Term   13%
   Gov't       70%               Aaa          7%            1-5 years    34%
   Corporate   31%               Aa           4%            5-10 years   52%
   Mortgage     7%               A            8%            10+ years     1%
   Short Term   1%               Baa         16%
                                 Ba           1%

Average Annual Total Returns* For Period Ended December 31 (%)

                                                         One    Three   Five   Ten Years or
                                                         Year   Years   Years  Life of Class
                                                         ----   -----   -----  -------------
McMorgan Intermediate Fixed Income Fund                  0.96    2.66    4.74      5.28
McMorgan Intermediate Fixed Income Fund (Class Z)**      0.61    2.37     N/A      3.65
Lehman Brothers Intermediate Gov't/Credit Index***       1.58    2.97    5.50      5.80

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than the figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. For the most recent month-end performance information, please visit www.mcmorganfunds.com.

Intermediate Fixed Income Fund--Growth Of $10,000

         McMorgan Intermediate     Lehman Brothers Intermediate              McMorgan Intermediate     Lehman Brothers Intermediate
           Fixed Income Fund                Govt/Credit                        Fixed Income Fund                Govt/Credit
         ---------------------     ----------------------------              ---------------------     ----------------------------
12/31/95       $10,000                     $10,000                   12/31/00         13,266                     13,449
                10,083                      10,086                                    13,490                     13,669
                 9,963                       9,968                                    13,646                     13,799
                 9,909                       9,917                                    13,756                     13,905
                 9,893                       9,882                                    13,707                     13,869
                 9,877                       9,875                                    13,768                     13,947
                 9,980                       9,979                                    13,832                     13,999
                10,016                      10,009                                    14,122                     14,290
                10,018                      10,017                                    14,251                     14,433
                10,152                      10,156                                    14,494                     14,643
                10,336                      10,336                                    14,644                     14,886
                10,472                      10,473                                    14,378                     14,738
12/31/96        10,413                      10,406                   12/31/01         14,324                     14,657
                10,449                      10,446                                    14,371                     14,733
                10,457                      10,466                                    14,511                     14,849
                10,382                      10,394                                    14,275                     14,623
                10,502                      10,515                                    14,440                     14,865
                10,593                      10,603                                    14,642                     15,013
                10,693                      10,699                                    14,660                     15,142
                10,929                      10,916                                    14,843                     15,321
                10,862                      10,862                                    14,980                     15,549
                10,995                      10,988                                    15,202                     15,828
                11,150                      11,110                                    15,135                     15,766
                11,136                      11,134                                    15,147                     15,752
12/31/97        11,237                      11,223                   12/31/02         15,456                     16,095
                11,389                      11,370                                    15,454                     16,094
                11,373                      11,361                                    15,720                     16,321
                11,404                      11,398                                    15,669                     16,337
                11,451                      11,455                                    15,779                     16,461
                11,550                      11,538                                    16,141                     16,792
                11,622                      11,612                                    16,095                     16,780
                11,651                      11,653                                    15,578                     16,324
                11,870                      11,836                                    15,621                     16,363
                12,122                      12,133                                    16,061                     16,777
                12,050                      12,121                                    15,875                     16,619
                12,077                      12,119                                    15,901                     16,642
12/31/98        12,114                      12,168                   12/31/03         16,036                     16,787
                12,176                      12,235                                    16,153                     16,898
                11,997                      12,055                                    16,317                     17,070
                12,118                      12,145                                    16,423                     17,204
                12,121                      12,183                                    16,020                     16,796
                12,014                      12,089                                    15,918                     16,720
                11,999                      12,098                                    15,992                     16,770
                11,969                      12,087                                    16,134                     16,911
                11,952                      12,096                                    16,393                     17,194
                12,072                      12,209                                    16,442                     17,223
                12,092                      12,241                                    16,558                     17,338
                12,120                      12,255                                    16,441                     17,181
12/31/99        12,077                      12,215                   12/31/04         16,566                     17,297
                12,019                      12,170                                    16,591                     17,330
                12,119                      12,269                                    16,503                     17,235
                12,224                      12,397                                    16,402                     17,145
                12,172                      12,369                                    16,551                     17,341
                12,188                      12,388                                    16,708                     17,497
                12,420                      12,606                                    16,781                     17,571
                12,502                      12,702                                    16,667                     17,425
                12,619                      12,852                                    16,856                     17,629
                12,769                      12,969                                    16,699                     17,479
                12,800                      13,029                                    16,587                     17,383
                13,000                      13,206                                    16,627                     17,459
                                                                     12/31/05         16,725                     17,579

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

  +Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself. Ratings by Moody's.

 ++Cash equals liabilities in excess of Cash and Other Assets.

  *Before taxes on distributions or redemption of Fund shares.

 **The Fund's inception date for Class Z shares was September 4, 2001.

***The Lehman Brothers Intermediate U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, with less than 10 years of maturity, and reflects no deduction for fees, expenses or taxes.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005


FIXED INCOME FUND

NASDAQ SYMBOL: MCMFX  |  DECEMBER 31, 2005


This diversified portfolio invests in high-quality corporate, government and mortgage-backed bonds, with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between 5 to 10 years. The Fund seeks above-average returns consistent with maintaining liquidity and preserving capital.

--------------------------------------------------------------------------------

Q: What factors affected the bond market during the reporting period ending December 31, 2005?

A: During the second half of the year, the bond market continued to adjust to modestly above-trend economic growth and the gradual unwinding of the Federal Reserve's accommodative monetary policy. Economic activity was generally healthy and core inflation remained well-contained despite persistently high energy prices and the temporary distortions caused by the Gulf Coast hurricanes. The Federal Reserve continued to raise interest rates, with the Fed Funds target ending the year at 4.25%. Over the six month period June 30, 2005 to December 31, 2005, the Federal Reserve increased the Fed Funds rate from 3.25% to 4.25%, helping interest rates to rise across the yield curve. The rise in yields was generally lower than in previous Fed tightening cycles as 10-year rates traded in a range of 4.0 - 4.7% range.

     This unexpected "conundrum" was likely the result of several important factors including lower risk premiums and strong foreign demand for U.S. assets. Economic data for the period was mixed, with stronger data in the third quarter giving way to more moderate growth in the fourth quarter.

Q: Were there any particular holdings or sectors that enhanced or detracted from results?

A: The Fund's duration and yield exposure relative to the benchmark had little impact. An allocation to Treasury Inflation-Protected Securities
     (TIPS) had a modestly negative impact on performance, as inflation expectation declined over the period. An emphasis on mortgage-backed securities had a modestly positive performance impact. Declining volatility, attractive yield, and a relatively narrow trading range all contributed to positive performance from the mortgage-backed sector. Issue selection, particularly modest allocations to Ford Motor Credit and General Motors Acceptance Corp., as well as an overweight in BBB corporate bonds, weighed on performance.

Q:   How is the Fund positioned going forward?

A: The Fund's interest rate strategy is positioned neutral to the benchmark with a modestly defensive bias. Portfolio duration is targeted at neutral relative to the Fund's benchmark index as we expect yields to remain within a fairly narrow range. Current yield curve strategy emphasizes intermediate maturities (7-15 year) over very long maturities which have sub- optimal risk/return characteristics.

     Overall portfolio exposure to spread sectors (non-U.S. Treasury issues) is only moderately higher than the benchmark as risk premiums remain historically low. The portfolio is well diversified and generally has an emphasis on higher quality and structure, focusing on sectors and securities with high risk-adjusted yields. Modest tactical exposures to the financing subsidiaries of General Motors and Ford reflect a positive fundamental view of the quality of assets available to service debt, sound liquidity and open access to funding sources, and importantly, our positive assessment of valuations with respect to risk and reward in a variety of scenarios.

--------------------------------------------------------------------------------

Funds that invest in bonds are subject to credit, interest rate and inflation risk and can lose principal value when interest rates rise.

               MCMORGAN FIXED INCOME FUND AS OF DECEMBER 31, 2005

--------------------------------------------------------------------------------
   Diversification                Bond Quality+                 Maturity
--------------------------------------------------------------------------------
   Cash++      (5%)              Gov't       56%            Short Term    7%
   Gov't       62%               Aaa          6%            1-5 years    25%
   Corporate   37%               Aa           6%            5-10 years   53%
   Mortgage     6%               A           12%            10+ years    15%
                                 Baa         19%
                                 Ba           1%

Average Annual Total Returns* For Period Ended December 31 (%)

                                                         One    Three   Five   Ten Years or
                                                         Year   Years   Years  Life of Class
                                                         ----   -----   -----  -------------
McMorgan Fixed Income Fund                               1.72    3.45    5.62      5.80
McMorgan Fixed Income Fund (Class Z)**                   1.47    3.20     N/A      5.01
McMorgan Fixed Income Fund (Class R1****)                1.64     N/A     N/A      3.01
McMorgan Fixed Income Fund (Class R2****)                1.30     N/A     N/A      2.69
Lehman Brothers U.S. Government/Credit Index***          2.37    3.74    6.11      6.17

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than the figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. For the most recent month-end performance information, please visit www.mcmorganfunds.com.

Fixed Income Fund--Growth Of $10,000

               McMorgan       Lehman Brothers U.S.                McMorgan      Lehman Brothers U.S.
           Fixed Income Fund      Govt/Credit                Fixed Income Fund      Govt/Credit
           -----------------    ---------------              -----------------    ---------------
12/31/95        $10,000             $10,000          12/31/00      $13,365             $13,529
                 10,074              10,062                         13,595              13,757
                  9,870               9,849                         13,775              13,898
                  9,786               9,766                         13,819              13,962
                  9,700               9,699                         13,710              13,858
                  9,678               9,682                         13,770              13,938
                  9,812               9,811                         13,810              14,005
                  9,821               9,833                         14,185              14,354
                  9,801               9,810                         14,353              14,537
                  9,982               9,984                         14,530              14,671
                 10,222              10,217                         14,783              15,044
                 10,417              10,405                         14,434              14,797
12/31/96         10,305              10,290          12/31/01       14,303              14,680
                 10,324              10,302                         14,387              14,787
                 10,335              10,324                         14,592              14,913
                 10,206              10,201                         14,227              14,610
                 10,356              10,350                         14,476              14,894
                 10,450              10,446                         14,690              15,031
                 10,570              10,571                         14,750              15,158
                 10,904              10,895                         14,987              15,340
                 10,774              10,773                         15,289              15,684
                 10,950              10,942                         15,595              16,021
                 11,131              11,117                         15,420              15,867
                 11,158              11,176                         15,435              15,877
12/31/97         11,287              11,293          12/31/02       15,867              16,298
                 11,463              11,452                         15,815              16,298
                 11,414              11,429                         16,187              16,588
                 11,453              11,465                         16,107              16,566
                 11,501              11,522                         16,274              16,743
                 11,609              11,646                         16,768              17,219
                 11,702              11,764                         16,677              17,150
                 11,710              11,774                         15,873              16,431
                 11,968              12,003                         15,960              16,540
                 12,303              12,347                         16,551              17,064
                 12,148              12,259                         16,302              16,848
                 12,200              12,333                         16,362              16,893
12/31/98         12,248              12,362          12/31/03       16,524              17,060
                 12,304              12,450                         16,716              17,216
                 12,033              12,154                         16,913              17,426
                 12,176              12,214                         17,070              17,586
                 12,162              12,245                         16,515              17,046
                 12,012              12,119                         16,368              16,959
                 11,976              12,081                         16,461              17,029
                 11,939              12,047                         16,638              17,209
                 11,900              12,038                         17,001              17,574
                 12,033              12,146                         17,083              17,635
                 12,043              12,178                         17,229              17,789
                 12,063              12,170                         17,071              17,591
12/31/99         11,981              12,096          12/31/04       17,269              17,778
                 11,944              12,092                         17,392              17,901
                 12,087              12,245                         17,249              17,782
                 12,243              12,421                         17,113              17,658
                 12,147              12,360                         17,345              17,923
                 12,121              12,349                         17,568              18,147
                 12,398              12,601                         17,682              18,265
                 12,496              12,735                         17,516              18,058
                 12,662              12,914                         17,770              18,327
                 12,786              12,963                         17,511              18,087
                 12,808              13,045                         17,346              17,932
                 13,075              13,268                         17,407              18,023
                                                     12/31/05       17,566              18,202

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

    +Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself. Ratings by Moody's.

   ++Cash equals liabilities in excess of Cash and Other Assets.

    *Before taxes on distributions or redemption of Fund shares.

   **The Fund's inception date for Class Z shares was February 1, 2001.

 ***The Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

****The Fund's inception date for Class R1 and R2 was January 2, 2004.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005


HIGH YIELD FUND

NASDAQ SYMBOL: MCMHX  |  DECEMBER 31, 2005

The Fund normally invests at least 80% of its net assets in high yield debt securities. The Fund invests in securities that are rated below investment grade, or that are unrated but that are considered to be of comparable quality by the sub-advisor. The Fund will invest in securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity will generally be between four and ten years. The Fund is sub-advised by Securities Investment, a division of New York Life Investment Management, LLC.

--------------------------------------------------------------------------------

Q: How did the high yield bond market perform in reporting period ending December 31, 2005?

A: Although slightly better than first half 2005 returns, the high yield market delivered uninspired performance in the second half, returning 1.77%. This resulted in a 2.65% full year return for 2005.

Q:   What factors affected the market during the reporting period?

A: While the overall market tone in 2005 was muted by consistent Federal Reserve actions, the high yield market experienced numerous unique disruptions which contributed to 2005's lackluster performance. Anxiety over GM and Ford triggered a massive flight to quality, culminating in the downgrade of both companies to non-investment grade status. Ultimately, the migration of GM and Ford into the high yield indices was relatively orderly. The smooth transition, combined with solid credit fundamentals in the broader market, led to a summer rally. The rally was short-lived as an acceleration in new issuances, the Gulf Coast hurricanes, oil price spikes, and several high profile defaults turned monthly returns negative in September and October before snapping back in November and December.

Q:   How has the Fund performed during these market conditions?

A: In the second half of 2005, the Fund generated a gross return of 2.50% and a net return of 2.12%. During the year, the portfolio maintained its overweight position in single-B rated securities and its underweight in double-B rated securities. This portfolio positioning was rewarded in the 2nd half of 2005, although offset by weak credit performance in certain names.

Q:   What sectors helped or hurt the Fund's performance?

A: The Fund benefited from overweights in the Broadcasting and Leisure industries, along with solid credit performance in the Telecommunications sector. Fund performance was also helped by its underweight to Autos. Exposure to the Paper and Forest Products sector, along with credit specific events impacting our Refco and Calpine holdings were the biggest relative detractors of fund performance.

Q:   How is the High Yield Fund positioned going forward?

A:   The Fund enters 2006 with an overweight
     position in single-B rated securities and an underweight in double-B rated securities. This posture is consistent with our expectation for continued federal funds rate hikes and a moderate increase in default rates from historical lows. We expect economic growth and corporate profits to slow but remain at healthy levels, resulting in generally stable credit conditions.

     From an industry perspective, our concerns over continued operational restructurings at Ford and GM compel us to maintain a notable underweight in the automobile industry. The Fund enters the year favoring the Gaming and Media industries.

--------------------------------------------------------------------------------

High yield securities have speculative characteristics and present a greater risk of loss than higher quality debt securities. These securities can also be subject to greater price volatility. Funds that invest in bonds are subject to credit, interest rate and inflation risk and can lose principal value when interest rates rise.

                MCMORGAN HIGH YIELD FUND AS OF DECEMBER 31, 2005

--------------------------------------------------------------------------------
   Diversification                Bond Quality+                   Maturity
--------------------------------------------------------------------------------
Preferred Stock    1%         Investment Grade   1%          0-3 years       4%
Common Stock(a)    0%         B                 59%          3-5 years       4%
Corporate         96%         Ba                20%          5-10 years     91%
Warrants(a)        0%         Caa               15%          10+ years       1%
Cash++            (6%)        NR                 5%
Gov't              1%
Short Term         8%

(a)Less than one tenth of a percent.

Average Annual Total Returns* For Period Ended December 31 (%)

                                                         One    Three   Five   Since
                                                         Year   Years   Years  Inception***
                                                         ----   -----   -----  ------------
McMorgan High Yield Fund                                 2.09    N/A     N/A      7.54
Lehman Brothers U.S. Corp High Yield****                 2.74    N/A     N/A      8.03
Citigroup High Yield Market Capped*****                  2.65    N/A     N/A      7.83

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than the figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. For the most recent month-end performance information, please visit www.mcmorganfunds.com.

High Yield Fund--Growth Of $10,000

             McMorgan          Lehman Brothers         Citigroup High Yield
          High Yield Fund    U.S. Corp High Yield         Market Capped
          ---------------    --------------------         -------------
11/03/03      $10,000              $10,000                  $10,000
               10,060               10,152                   10,139
               10,391               10,381                   10,399
12/31/03       10,568               10,580                   10,579
               10,446               10,553                   10,521
               10,470               10,625                   10,587
03/31/04       10,434               10,553                   10,551
               10,261               10,374                   10,368
               10,423               10,523                   10,523
06/30/04       10,564               10,666                   10,658
               10,793               10,875                   10,853
               10,914               11,033                   11,000
09/30/04       11,171               11,232                   11,228
               11,330               11,368                   11,358
               11,462               11,538                   11,521
12/31/04       11,436               11,523                   11,505
               11,617               11,692                   11,678
               11,275               11,352                   11,350
03/31/05       11,087               11,242                   11,194
               11,270               11,442                   11,424
               11,457               11,666                   11,615
06/30/05       11,653               11,870                   11,783
               11,712               11,893                   11,833
               11,595               11,774                   11,714
09/30/05       11,476               11,691                   11,627
               11,578               11,752                   11,657
               11,700               11,853                   11,760
12/31/05       11,701               11,815                   11,769

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

    +Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself. Ratings by Moody's.

   ++Cash equals liabilities in excess of Cash and Other Assets.

    *Includes 4.4% weightings in Lehman Brothers High Yield TRAINS, a high yield index security.

   **Before taxes on distributions or redemption of Fund shares.

  ***The Fund's inception date for Class McMorgan shares was November 3, 2003.

 ****The Lehman Brothers U.S. Corp High Yield Index covers the universe of fixed rate, non-investment grade debt, and reflects no deduction for fees, expenses or taxes.

*****The Citigroup High Yield Market Capped Index covers the universe of fixed rate, non-investment grade debt, and reflects no deduction for fees, expenses or taxes.
                                                                              9

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005


BALANCED FUND

NASDAQ SYMBOL: MCMBX  |  DECEMBER 31, 2005


This portfolio of stocks, bonds and cash focuses on capital appreciation, creating current income, and preservation of capital. This Fund is diversified among different kinds of securities, with approximately 60% of the assets invested in equities and 40% in bonds over the long term. The mix of securities will change based on existing and anticipated market conditions.

--------------------------------------------------------------------------------

Q:   Were there any significant changes in asset allocation?

A: Asset allocation targets between stocks and bonds remain unchanged with a heavier weighting toward equities owing to a more favorable assessment of the prospects for equities than fixed income.

Q: What were the most significant factors affecting the Balanced Fund's performance during the reporting period?

A: Over the six month period from June 30, 2005 to December 31, 2005, increases in the federal funds rate pushed short and intermediate maturity interest rates significantly higher. Intermediate maturity interest rates rose somewhat more than longer term rates. Returns for the fixed income portion of the Fund consequently acted as a drag on performance while a strong second half in equities boosted fund performance. The fund's overweight in equities relative to fixed income was a positive factor in total fund performance.

Q:   How is the Balanced Fund positioned going forward?

A: The allocation to equities remains above neutral due to our favorable outlook for the equity market. The economy and earnings continue to grow, inflation remains well behaved. The end of the recent Fed tightening cycle is likely to occur soon and although we expect some modest slowing in the economy's rate of growth the macro-environment should be conducive to reasonable investment returns.

     Within the fixed income portion of the fund, the interest rate strategy is neutral to the fixed income benchmark with a modestly defensive bias. Portfolio duration is targeted at neutral as we expect yields to remain within a fairly narrow range. Current yield curve strategy emphasizes intermediate maturities (7-15 year) over very long maturities which have sub-optimal risk/return characteristics.

     Within the equity portion of the Fund, the overall portfolio characteristics and risk level remained relatively constant over the second half of 2005. The beta (risk) of the portfolio was slightly higher than the S&P 500 index at 1.02 (versus 1.00 for the S&P 500). The fund maintained a minor value tilt and the weighted average market capitalization is slightly lower than that of the S&P 500. The Fund has a positive tilt toward companies exhibiting positive stock price momentum, which has rewarded shareholders over the past few years. On an economic sector basis, Information Technology, Utilities, Energy, Financials, and Telecommunications were emphasized, while Consumer Staples, Industrials, Consumer Discretionary, Materials and Health Care were underweight relative to the index.

--------------------------------------------------------------------------------

Funds that invest in bonds are subject to credit, interest rate and inflation risk and can lose principal value when interest rates rise.

                 MCMORGAN BALANCED FUND AS OF DECEMBER 31, 2005

-------------------    ----------------------    -------------------------------
Asset Allocation           Bond Quality+         Ten Largest Equity Holdings (%)
-------------------    ----------------------    -------------------------------
Short Term    4%           Gov't     62%         ExxonMobil Corp.           3.2
Stocks       64%           Aaa        6%         General Electric, Co.      2.7
Bonds        38%           Aa         5%         Microsoft Corp.            2.4
Cash++       (6%)          A         10%         MBNA Corp.                 2.4
                           Baa       16%         Pfizer, Inc.               2.2
                           Ba         1%         Intel Corp.                2.0
                                                 IBM Corp.                  1.7
                                                 Cisco Systems, Inc.        1.6
                                                 Citigroup, Inc.            1.6
                                                 United Health Group, Inc.  1.5
                                                 Total                      21.3

Average Annual Total Returns* For Period Ended December 31 (%)

                                                         One    Three   Five   Ten Years or
                                                         Year   Years   Years  Life of Class
                                                         ----   -----   -----  -------------
McMorgan Balanced Fund                                   5.02    9.06    2.04      7.54
McMorgan Balanced Fund (Class Z)**                       4.77    8.78     N/A      1.32
Lehman Brothers Government/Credit Index                  2.37    3.74    6.11      6.17
Standard & Poor's 500 Index                              4.91   14.39    0.54      9.07

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than the figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. For the most recent month-end performance information, please visit www.mcmorganfunds.com.

Balanced Fund--Growth Of $10,000

                McMorgan           Lehman                                        McMorgan           Lehman
             Balanced Fund      Govt/Credit         S&P 500                   Balanced Fund      Govt/Credit         S&P 500
             -------------      -----------         -------                   -------------      -----------         -------
2/31/95         $10,000           $10,000           $10,000      12/31/00         18,694            13,529            23,222
                 10,262            10,062            10,344                       19,310            13,757            24,045
                 10,262             9,849            10,443                       18,336            13,898            21,853
                 10,265             9,766            10,544                       17,744            13,962            20,468
                 10,339             9,699            10,699                       18,514            13,858            22,059
                 10,479             9,682            10,975                       18,534            13,938            22,207
                 10,569             9,811            11,020                       18,279            14,005            21,667
                 10,337             9,833            10,528                       18,369            14,354            21,453
                 10,428             9,810            10,751                       17,856            14,537            20,110
                 10,852             9,984            11,357                       17,210            14,671            18,487
                 11,186            10,217            11,669                       17,606            15,044            18,840
                 11,829            10,405            12,555                       18,205            14,797            20,285
12/31/96         11,626            10,290            12,312      12/31/01         18,108            14,680            20,463
                 12,115            10,302            13,077                       17,814            14,787            20,164
                 12,132            10,324            13,181                       17,635            14,913            19,775
                 11,814            10,201            12,633                       17,859            14,610            20,519
                 12,272            10,350            13,387                       17,235            14,894            19,275
                 12,730            10,446            14,209                       17,351            15,031            19,132
                 13,068            10,571            14,842                       16,514            15,158            17,770
                 13,999            10,895            16,022                       15,993            15,340            16,384
                 13,555            10,773            15,132                       16,142            15,684            16,491
                 14,107            10,942            15,957                       15,013            16,021            14,699
                 13,927            11,117            15,432                       15,753            15,867            15,992
                 14,236            11,176            16,140                       16,365            15,877            16,934
12/31/97         14,376            11,293            16,412      12/31/02         15,944            16,298            15,939
                 14,619            11,452            16,597                       15,705            16,298            15,521
                 15,148            11,429            17,790                       15,684            16,588            15,289
                 15,492            11,465            18,703                       15,622            16,566            15,437
                 15,693            11,522            18,897                       16,386            16,743            16,709
                 15,554            11,646            18,569                       16,953            17,219            17,589
                 15,912            11,764            19,323                       17,036            17,150            17,813
                 15,929            11,774            19,118                       16,948            16,431            18,127
                 14,761            12,003            16,357                       17,091            16,540            18,481
                 15,494            12,347            17,411                       17,168            17,064            18,285
                 16,210            12,259            18,821                       17,721            16,848            19,319
                 16,864            12,333            19,961                       17,842            16,893            19,489
12/31/98         17,341            12,362            21,123      12/31/03         18,558            17,060            20,511
                 17,681            12,450            21,998                       18,736            17,216            20,887
                 17,198            12,154            21,313                       18,880            17,426            21,177
                 17,481            12,214            22,170                       18,726            17,586            20,858
                 17,940            12,245            23,015                       18,279            17,046            20,530
                 17,652            12,119            22,483                       18,413            16,959            20,812
                 18,235            12,081            23,713                       18,654            17,029            21,217
                 17,981            12,047            22,980                       18,306            17,209            20,515
                 17,954            12,038            22,877                       18,463            17,574            20,597
                 17,664            12,146            22,243                       18,573            17,635            20,819
                 18,147            12,178            23,658                       18,799            17,789            21,138
                 18,311            12,170            24,138                       19,182            17,591            21,994
12/31/99         18,562            12,096            25,560      12/31/04         19,696            17,778            22,744
                 18,190            12,092            24,277                       19,457            17,901            22,189
                 17,854            12,245            23,818                       19,673            17,782            22,656
                 18,950            12,421            26,147                       19,396            17,658            22,255
                 18,603            12,360            25,361                       19,156            17,923            21,833
                 18,462            12,349            24,831                       19,704            18,147            22,528
                 18,813            12,601            25,449                       19,894            18,265            22,560
                 18,757            12,735            25,051                       20,307            18,058            23,399
                 19,587            12,914            26,597                       20,330            18,327            23,185
                 18,946            12,963            25,193                       20,456            18,087            23,373
                 19,231            13,045            25,086                       20,076            17,932            22,983
                 18,490            13,268            23,109                       20,606            18,023            23,852
                                                                 12/31/05         20,684            18,202            23,836

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

    +Ratings such as "Aaa" refer to individual bonds, and not to the Fund itself. Ratings by Moody's.

   ++Cash equals liabilities in excess of Cash and Other Assets.

    *Before taxes on distributions or redemption of Fund shares.

   **The Fund's inception date for Class Z shares was January 25, 2001.

  ***The Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

 ****The S&P 500 Index is a market capitalization-weighted index of common stocks, and reflects no deduction for fees, expenses or taxes.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005


EQUITY INVESTMENT FUND

NASDAQ SYMBOL: MCMEX  |  DECEMBER 31, 2005

This portfolio of high-quality stocks focuses on selecting companies that demonstrate strong management, sustained earnings, growth potential, and the ability to pay above-average dividends. Since the Equity Investment Fund is comprised primarily of stocks, it assumes greater risk but also enjoys greater potential for capital growth and appreciation over the long term. The portfolio is well diversified among common stocks of U.S. companies.

--------------------------------------------------------------------------------

Q: What factors affected the stock market during the reporting period ending December 31, 2005?

A: The equity market traded sideways within a narrow range before rallying during the final two months of the year. The market struggled much of the year against the headwinds of rising interest rates, higher energy prices, and fears of slowing profit growth. The economy also suffered a jolt from the heavy hurricane season. However, stocks moved higher during the fourth quarter, as investors anticipated the end of the Federal Reserve's tightening cycle. Oil prices retreated from their September 1st high, and corporate profits continued to exceed expectations, providing a spark that pushed equities into positive territory for the year.

Q:   How did corporate earnings fare during the period?

A: Corporate earnings exceeded expectations during the second half of the year, continuing a multi-year trend. Companies in the S&P 500 experienced better than double-digit earnings growth for the third and fourth quarters on good sales growth and expanding profit margins. Corporate cash flow was strong, leading to increased dividend payouts and stock buybacks for many companies. Energy companies continued to lead the way with very strong earnings, but other cyclical sectors like Industrials and Information Technology posted strong growth. The rate of growth is expected to decelerate with profit levels high, but earnings are expected to inch higher in 2006.

Q:   Why did the Fund exceed its benchmark over the reporting period?

A: Individual stock selection was the main reason the Fund exceeded the benchmark during the second half of the year. The Fund's emphasis on the Energy and Financial sectors was also rewarded, as these sectors returned over 9% in a market that rose 5.8%. Underweight positions in the consumer sectors (both Consumer Discretionary and Consumer Staples) helped as these sectors lagged.

Q: Were there any significant shifts in sector allocation during the reporting period?

A: There were some minor changes on the economic sector level. Technology, which had been underweight versus the index on June 30th, ended the period overweight versus the S&P 500. The weighting in Health Care was also increased and is now nearly even with the index. The Materials and Telecommunications sectors were reduced. Energy, Utilities, and Financials, three large sectors with higher than market weights, remained relatively constant during the second half of the year.

Q: How was the Equity Investment Fund positioned at the end of the reporting period?

A: The overall portfolio characteristics and risk level remained relatively constant over the second half of 2005. The Fund maintained a minor value tilt with a market capitalization slightly lower than the S&P 500.

--------------------------------------------------------------------------------

             MCMORGAN EQUITY INVESTMENT FUND AS OF DECEMBER 31, 2005


-------------------------------   -----------------------------------   -----------------------------------------
Ten Largest Equity Holdings (%)   Stock Weightings (%)                  Portfolio Characteristics
-------------------------------   -----------------------------------   -----------------------------------------
ExxonMobil Corp.           3.1    Financials                     22.3   P/E Ratio (Trailing)            15.53
General Electric, Co.      2.6    Information Technology         17.6   Historical Beta                 0.98
Microsoft Corp.            2.4    Health Care                    13.2   Market Weighted Capitalization  $78.5 bil
MBNA Corp.                 2.2    Industrials                     9.2   Number of Issues                494
Pfizer, Inc.               2.1    Consumer Staples                6.6
S&P 500 Index-SPDR Trust   2.0    Energy                         10.7
Intel Corp.                1.9    Consumer Discretionary          9.2
IBM Corp.                  1.7    Materials                       2.1
Cisco Systems, Inc.        1.6    Telecommunication Services      3.4
Citigroup, Inc.            1.5    Utilities                       5.7
Total                      21.1   Total                         100.0

Average Annual Total Returns* For Period Ended December 31 (%)

                                                         One    Three   Five   Ten Years or
                                                         Year   Years   Years  Life of Class
                                                         ----   -----   -----  -------------
McMorgan Equity Investment Fund                          6.85   12.10   -1.34      7.79
McMorgan Equity Investment Fund (Class Z)**              6.57   11.83     N/A     -2.61
S&P 500                                                  4.91   14.39    0.54      9.07

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than the figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. For the most recent month-end performance information, please visit www.mcmorganfunds.com.

Equity Investment Fund--Growth Of $10,000

           McMorgan Equity                                McMorgan Equity
           Investment Fund       S&P 500                  Investment Fund       S&P 500
           ---------------       -------                  ---------------       -------
12/31/94       10,000            10,000        12/31/99       22,639            23,222
               10,374            10,344                       23,593            24,045
               10,546            10,443                       21,470            21,853
               10,619            10,544                       20,251            20,468
               10,836            10,699                       21,793            22,059
               11,114            10,975                       21,776            22,207
               11,176            11,020                       21,209            21,667
               10,740            10,528                       21,019            21,453
               10,943            10,751                       19,854            20,110
               11,548            11,357                       18,463            18,487
               11,956            11,669                       18,948            18,840
               12,946            12,555                       20,332            20,285
12/31/95       12,680            12,312        12/31/00       20,247            20,463
               13,538            13,077                       19,638            20,164
               13,538            13,181                       19,135            19,775
               13,065            12,633                       19,841            20,519
               13,773            13,387                       18,460            19,275
               14,549            14,209                       18,478            19,132
               15,052            14,842                       16,896            17,770
               16,595            16,022                       15,787            16,384
               15,900            15,132                       15,823            16,491
               16,782            15,957                       13,738            14,699
               16,223            15,432                       15,029            15,992
               16,827            16,140                       15,972            16,934
12/31/96       16,971            16,412        12/31/01       15,025            15,939
               17,248            16,597                       14,703            15,521
               18,341            17,790                       14,426            15,289
               18,989            18,703                       14,381            15,437
               19,352            18,897                       15,476            16,709
               18,951            18,569                       16,050            17,589
               19,552            19,323                       16,222            17,813
               19,560            19,118                       16,510            18,127
               16,962            16,357                       16,663            18,481
               18,032            17,411                       16,473            18,285
               19,519            18,821                       17,402            19,319
               20,781            19,961                       17,564            19,489
12/31/97       21,682            21,123        12/31/02       18,547            20,511
               22,284            21,998                       18,728            20,887
               21,581            21,313                       18,836            21,177
               22,038            22,170                       18,501            20,858
               23,023            23,015                       18,120            20,530
               22,562            22,483                       18,383            20,812
               23,796            23,713                       18,674            21,217
               23,372            22,980                       18,075            20,515
               23,341            22,877                       18,102            20,597
               22,531            22,243                       18,234            20,819
               23,473            23,658                       18,479            21,138
               23,677            24,138                       19,161            21,994
12/31/98       24,184            25,560        12/31/03       19,809            22,744
               23,464            24,277                       19,389            22,189
               22,560            23,818                       19,827            22,656
               24,707            26,147                       19,491            22,255
               24,114            25,361                       18,978            21,833
               23,833            24,831                       19,692            22,528
               24,224            25,449                       19,907            22,560
               23,991            25,051                       20,650            23,399
               25,524            26,597                       20,512            23,185
               23,970            25,193                       20,829            23,373
               24,413            25,086                       20,379            22,983
               22,579            23,109                       21,152            23,852
                                               12/31/04       21,165            23,836

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

  *Before taxes on distributions or redemption of Fund shares.

 **The Fund's inception date for Class Z shares was February 1, 2001.

***The S&P 500 Index is a market capitalization-weighted index of common stocks, and reflects no deduction for fees, expenses or taxes.

                     MCMORGAN FUNDS SEMI-ANNUAL REPORT 2005


Cost in Dollars of a $1,000 Investment in McMorgan Fund

--------------------------------------------------------------------------------

The example to the right is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire six month period from July 1, 2005, to December 31, 2005.

The example illustrates your Fund's ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table to the right provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number located in the fifth column (under the heading entitled "Expenses Paid During Period") to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The sixth and seventh data columns in the table to the right provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the sixth and seventh data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------------
                                                Based on Actual Returns and Expenses   Based on Hypothetical 5% Return and Expenses
                                 Beginning      ------------------------------------   --------------------------------------------
                                  Account         Ending Account     Expenses Paid         Ending Account          Expenses Paid
Share Class++                   Value 7/1/05      Value 12/31/05     During Period         Value 12/31/05          During Period
-----------------------------------------------------------------------------------------------------------------------------------
Principal Preservation Fund
-----------------------------------------------------------------------------------------------------------------------------------
McMorgan Class Shares              $1,000            $1,017.50           $1.53               $1,023.50                 $1.53
-----------------------------------------------------------------------------------------------------------------------------------

Intermediate Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
McMorgan Class Shares              $1,000              $996.70           $2.52               $1,022.50                 $2.55
-----------------------------------------------------------------------------------------------------------------------------------
Z Class Shares                     $1,000              $995.35           $3.77               $1,021.25                 $3.82
-----------------------------------------------------------------------------------------------------------------------------------

Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
McMorgan Class Shares              $1,000              $993.50           $2.51               $1,022.50                 $2.55
-----------------------------------------------------------------------------------------------------------------------------------
Z Class Shares                     $1,000              $991.25           $3.76               $1,021.25                 $3.82
-----------------------------------------------------------------------------------------------------------------------------------
R1 Class Shares                    $1,000              $992.00           $3.01               $1,022.00                 $3.06
-----------------------------------------------------------------------------------------------------------------------------------
R2 Class Shares                    $1,000              $991.65           $4.27               $1,020.70                 $4.33
-----------------------------------------------------------------------------------------------------------------------------------

High Yield Fund
-----------------------------------------------------------------------------------------------------------------------------------
McMorgan Class Shares              $1,000            $1,017.50           $3.73               $1,025.00                 $3.78
-----------------------------------------------------------------------------------------------------------------------------------

Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------------
McMorgan Class Shares              $1,000            $1,039.80           $3.08               $1,022.00                 $3.06
-----------------------------------------------------------------------------------------------------------------------------------
Z Class Shares                     $1,000            $1,038.65           $4.37               $1,020.75                 $4.33
-----------------------------------------------------------------------------------------------------------------------------------

Equity Investment Fund
-----------------------------------------------------------------------------------------------------------------------------------
McMorgan Class Shares              $1,000            $1,063.45           $3.90               $1,021.25                 $3.82
-----------------------------------------------------------------------------------------------------------------------------------
Z Class Shares                     $1,000            $1,061.70           $5.20               $1,020.00                 $5.09
-----------------------------------------------------------------------------------------------------------------------------------

++Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 184 (to reflect the one-half year period).

PRINCIPAL PRESERVATION FUND


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

FIXED INCOME SECURITIES 113.0%
U.S. GOVERNMENT AGENCY NOTES 28.2%


                                                        PRINCIPAL     AMORTIZED
                                                         AMOUNT          COST
                                                       -------------------------
Federal Home Loan Bank
 (Discount Notes) - 5.5%
 3.756%, due 1/31/06 ..............................    $ 4,000,000   $ 3,987,062
 4.18%, due 1/6/06 ................................      3,910,000     3,907,276
                                                                     -----------
                                                                       7,894,338
                                                                     -----------
Federal Home Loan Mortgage Corporation
 (Discount Notes) - 17.9%
 3.89%, due 1/3/06 ................................      6,500,000     6,497,893
 4.11%, due 5/8/06 ................................      2,500,000     2,463,467
 4.17%, due 2/7/06 ................................     12,833,000    12,777,844
 4.435%, due 6/13/06 ..............................      4,205,000     4,120,042
                                                                     -----------
                                                                      25,859,246
                                                                     -----------
Federal National Mortgage Association
 (Discount Note) - 4.8%
 4.20%, due 2/1/06 ................................      7,000,000     6,973,867
                                                                     -----------
Total U.S. Government Agency Notes
 (Cost $40,727,451) ...............................                   40,727,451
                                                                     -----------
COMMERCIAL PAPER 84.8%
Alcoa, Inc.
 4.17%, due 1/3/06 ................................      6,500,000     6,497,741
Alltel Corp.
 4.34%, due 1/19/06 (a) ...........................      6,000,000     5,986,256
ANZ National Bank, Ltd.
 4.38%, due 3/17/06 (a) ...........................      3,050,000     3,021,798
BNP Paribas Finance, Inc.
 4.34%, due 2/14/06 ...............................      6,000,000     5,967,450
CIT Group, Inc.
 4.30%, due 2/3/06 ................................      5,200,000     5,178,882
Clorox Co.
 4.41%, due 2/9/06 ................................      1,500,000     1,492,650
Countrywide Financial Corp.
 4.25%, due 1/3/06 ................................      6,500,000     6,497,698
DaimlerChrysler NA Holdings Corp.
 4.40%, due 1/30/06 ...............................      1,400,000     1,394,867
Danske Corp.
 3.85%, due 1/17/06 ...............................      2,100,000     2,096,182
 4.245%, due 1/31/06 ..............................      3,000,000     2,989,034
 4.26%, due 2/6/06 ................................      2,170,000     2,160,499
General Electric Capital Corp.
 4.20%, due 2/7/06 ................................      6,000,000     5,973,400
HBOS Treasury Services PLC
 4.17%, due 2/6/06 ................................      6,000,000     5,974,285
ING US Funding LLC
 4.31%, due 2/8/06 ................................      3,550,000     3,533,424
Lehman Brothers Holdings, Inc.
 4.15%, due 1/3/06 ................................      4,800,000     4,798,340


                                                       PRINCIPAL      AMORTIZED
                                                         AMOUNT         COST
                                                       -------------------------
COMMERCIAL PAPER (CONTINUED)
MassMutual Funding LLC
 4.25%, due 1/24/06 (a) ...........................    $3,910,000   $  3,898,922
MetLife, Inc.
 4.38%, due 3/27/06 (a) ...........................     6,000,000      5,937,220
Motorola, Inc.
 4.35%, due 1/24/06 ...............................     1,500,000      1,495,650
National Cooperative Services Corp.
 4.30%, due 1/17/06 (a) ...........................     4,018,000      4,009,841
Pfizer Investment Capital PLC
 4.08%, due 1/17/06 (a) ...........................     6,700,000      6,687,091
Prudential Financial Corp.
 4.10%, due 1/23/06 ...............................     6,000,000      5,984,283
Sanofi-Aventis
 4.30%, due 2/8/06 (a) ............................     6,000,000      5,972,050
Societe Generale North America, Inc.
 4.34%, due 2/3/06 ................................     3,400,000      3,386,064
Southern Co. Funding Corp.
 4.20%, due 1/20/06 (a) ...........................     3,200,000      3,192,533
Textron Financial Corp.
 4.35%, due 1/25/06 ...............................     1,500,000      1,495,469
Torchmark Corp.
 4.33%, due 1/5/06 (a) ............................     3,725,000      3,722,760
UnitedHealth Group, Inc.
 4.30%, due 2/6/06 (a) ............................     2,220,000      2,210,189
Verizon Network Funding Corp.
 4.29%, due 1/10/06 ...............................     6,000,000      5,992,850
Xtra, Inc.
 4.32%, due 1/19/06 ...............................     2,338,000      2,332,669
 4.32%, due 1/20/06 ...............................     2,720,000      2,713,472
                                                                    ------------
Total Commercial Paper
 (Cost $122,593,569) ..............................                  122,593,569
                                                                    ------------
Total Fixed Income Securities
 (Cost $163,321,020) (b) ..........................         113.0%   163,321,020
Liabilities in Excess of
 Cash and Other Assets ............................         (13.0)   (18,840,286)
                                                       ----------   ------------
Net Assets ........................................         100.0%  $144,480,734
                                                       ==========   ============

(a) May be sold to institutional investors only. The total market value of these securities at December 31, 2005 is $44,638,660 which represents 30.9% of the Fund's net assets.
(b) At December 31, 2005, cost is identical for book and federal income tax purposes.



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



PRINCIPAL PRESERVATION FUND



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $163,321,020) ..........................................   $163,321,020
 Cash-interest bearing accounts .................................         16,184
 Receivable for fund shares sold ................................        824,438
 Interest receivable ............................................         19,381
 Other assets ...................................................         14,964
                                                                    ------------
    Total assets ................................................    164,195,987
                                                                    ------------
LIABILITIES:
 Fund shares redeemed ...........................................     19,573,755
 Distributions payable ..........................................         76,122
 Transfer agent fees payable ....................................         39,466
 Payable to Advisor, net ........................................          8,483
 Administration fees payable ....................................          7,075
 Accounting fees payable ........................................          5,230
 Accrued expenses ...............................................          5,122
                                                                    ------------
    Total liabilities ...........................................     19,715,253
                                                                    ------------
Net Assets ......................................................   $144,480,734
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $144,480,793
 Net realized loss on investments ...............................            (59)
                                                                    ------------
                                                                    $144,480,734
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $144,480,734
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................    144,498,330
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       1.00
                                                                    ============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(Unaudited)

INVESTMENT INCOME:
 Interest .........................................................   $2,905,078
                                                                      ----------
Expenses:
 Investment advisory fees (Note F) ................................      193,398
 Administration fees ..............................................       38,680
 Transfer agent fees ..............................................       26,441
 Insurance fees ...................................................       26,290
 Accounting fees ..................................................       24,620
 Legal fees .......................................................       18,093
 Trustees fees ....................................................       17,296
 Registration expenses ............................................       11,989
 Custodian fees ...................................................       10,197
 Report to shareholder expense ....................................        8,504
 Auditing fees ....................................................        6,554
 Miscellaneous expenses ...........................................        1,793
                                                                      ----------
    Total expenses ................................................      383,855
 Expenses reimbursed (Note F) .....................................     (151,772)
                                                                      ----------
    Net expenses ..................................................      232,083
                                                                      ----------
Net investment income .............................................    2,672,995
                                                                      ----------
REALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments .................................          (59)
                                                                      ----------
Increase in net assets from operations ............................   $2,672,936
                                                                      ==========



See accompanying notes to financial statements.

PRINCIPAL PRESERVATION FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2005


                                                    FOR THE           FOR THE
                                                SIX MONTHS ENDED     YEAR ENDED
                                                    12/31/05          6/30/05
                                                ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income .....................      $  2,672,995     $   2,672,930
 Net realized loss on investments ..........               (59)               --
                                                  ------------     -------------
 Increase in net assets ....................         2,672,936         2,672,930
                                                  ------------     -------------

Dividends and distributions to
 shareholders:
 From net investment income ................        (2,672,995)       (2,672,930)
 From capital gains ........................                --           (12,238)
                                                  ------------     -------------
 Total dividends and distributions to
  shareholders .............................        (2,672,995)       (2,685,168)
                                                  ------------     -------------

Capital share transactions:
 Net proceeds from sale of shares ..........        68,067,961       141,679,503
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions ........................         2,548,044         2,623,491
                                                  ------------     -------------
                                                    70,616,005       144,302,994
 Cost of shares redeemed ...................       (73,350,174)     (130,458,113)
                                                  ------------     -------------
 Increase (decrease) in net assets derived
  from capital share transactions ..........        (2,734,169)       13,844,881
                                                  ------------     -------------
 Total increase (decrease) in net assets ...        (2,734,228)       13,832,643
Net Assets:
 Beginning of period .......................       147,214,962       133,382,319
                                                  ------------     -------------
 End of period .............................      $144,480,734     $ 147,214,962
                                                  ============     =============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



PRINCIPAL PRESERVATION FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                                 CLASS MCMORGAN
                                                              FOR THE SIX                      YEAR ENDED JUNE 30,
                                                             MONTHS ENDED    ------------------------------------------------------
                                                             12/31/2005++      2005       2004        2003        2002       2001
                                                             ------------    --------   --------    --------    --------   --------
Net asset value, beginning of period .....................     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
                                                               --------      --------   --------    --------    --------   --------
 Income from investment operations:
 Net investment income ...................................         0.02          0.02       0.01        0.01        0.02       0.06
 Net realized and unrealized gain (loss) on investments ..        (0.00)(a)        --       0.00(a)     0.00(a)       --         --
                                                               --------      --------   --------    --------    --------   --------
    Total from investment operations .....................         0.02          0.02       0.01        0.01        0.02       0.06
                                                               --------      --------   --------    --------    --------   --------
 Less dividends and distributions:
 From net investment income ..............................        (0.02)        (0.02)     (0.01)      (0.01)      (0.02)     (0.06)
 From capital gains ......................................           --         (0.00)(a)  (0.00)(a)   (0.00)(a)      --         --
                                                               --------      --------   --------    --------    --------   --------
    Total dividends and distributions ....................        (0.02)        (0.02)     (0.01)      (0.01)      (0.02)     (0.06)
                                                               --------      --------   --------    --------    --------   --------
Net asset value, end of period ...........................     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00   $   1.00
                                                               ========      ========   ========    ========    ========   ========
Total return .............................................         1.75%(b)      1.92%      0.87%       1.30%       2.41%      5.88%

Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....................     $144,481      $147,215   $133,382    $160,150    $141,127   $110,401
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor .....         0.50%+        0.49%      0.46%       0.43%       0.47%      0.49%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor ..................         0.30%+        0.30%      0.30%       0.30%       0.30%      0.30%
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor ...........         3.26%+        1.71%      0.70%       1.15%       2.16%      5.47%
 Ratio of net investment income to average net assets
   after reimbursement of expenses by Advisor ............         3.46%+        1.90%      0.86%       1.28%       2.33%      5.66%

(a) Less than one cent per share.
(b) Total return is not annualized.
+   Annualized.
++  Unaudited.


See accompanying notes to financial statements.

INTERMEDIATE FIXED INCOME FUND


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

FIXED INCOME SECURITIES 99.8%
CORPORATE ASSET-BACKED 2.5%


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Financials - 2.5%
Accredited Mortgage Loan Trust
 Series 2005-2 Class A2A
 4.479%, due 7/25/35 (a)(e) .........................    $  992,415   $  992,306
Merrill Lynch Mortgage Investors, Inc.
 Series 2005-WMC2 Class A2A
 4.469%, due 4/25/36 (a)(e) .........................       473,036      473,096
Novastar Home Equity Loan
 Series 2005-2 Class A2A
 4.469%, due 10/25/35 (a)(e) ........................     1,543,104    1,543,164
Soundview Home Equity Loan Trust
 Series 2005-2 Class A1
 4.479%, due 7/25/35 (a)(e) .........................     1,130,688    1,130,581
                                                                      ----------
Total Corporate Asset-Backed
 (Cost $4,139,244) ..................................                  4,139,147
                                                                      ----------
CORPORATE BONDS 28.7%
Consumer Discretionary - 4.6%
Cox Communications, Inc.
 7.75%, due 11/1/10 .................................     1,855,000    2,009,095
DaimlerChrysler North American
 Holding Corp.
 4.875%, due 6/15/10 ................................       295,000      288,034
 7.30%, due 1/15/12 .................................     1,080,000    1,165,326
Office Depot, Inc.
 6.25%, due 8/15/13 .................................       865,000      883,880
Tele-Communications, Inc.
 9.80%, due 2/1/12 ..................................     1,275,000    1,538,154
Time Warner, Inc.
 6.15%, due 5/1/07 ..................................         5,000        5,062
 9.125%, due 1/15/13 ................................     1,460,000    1,728,021
                                                                      ----------
                                                                       7,617,572
                                                                      ----------
Consumer Staples - 0.6%
Safeway, Inc.
 4.95%, due 8/16/10 .................................     1,075,000    1,046,918
                                                                      ----------
Energy - 2.5%
Anadarko Finance Corp.
 6.75%, due 5/1/11 ..................................       765,000      827,679
Dominion Resources, Inc.
 8.125%, due 6/15/10 ................................       695,000      772,477


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Energy (continued)
Kinder Morgan, Inc.
 6.50%, due 9/1/12 ..................................    $1,190,000   $1,260,667
Pacific Gas & Electric Co.
 4.20%, due 3/1/11 ..................................       445,000      426,686
Progress Energy, Inc.
 7.10%, due 3/1/11 ..................................       695,000      749,849
                                                                      ----------
                                                                       4,037,358
                                                                      ----------
Financials - 16.7%
Aegon N.V.
 4.75%, due 6/1/13 ..................................       375,000      365,474
American General Finance Corp.
 4.875%, due 7/15/12 ................................       380,000      371,223
Ameriprise Financial, Inc.
 5.35%, due 11/15/10 ................................       255,000      256,747
Bank One Corp.
 5.90%, due 11/15/11 ................................     1,920,000    1,996,714
Capital One Financial Corp.
 6.25%, due 11/15/13 ................................       535,000      558,078
Caterpillar Financial Services Corp.
 4.30%, due 6/1/10 ..................................       880,000      856,552
CIT Group, Inc.
 5.75%, due 9/25/07 .................................     1,920,000    1,946,711
Citigroup, Inc.
 5.625%, due 8/27/12 ................................     1,590,000    1,638,832
Credit Suisse First Boston USA, Inc.
 4.875%, due 8/15/10 ................................     1,540,000    1,528,187
EOP Operating L.P.
 6.763%, due 6/15/07 ................................       520,000      530,808
 8.10%, due 8/1/10 ..................................       895,000      988,510
Ford Motor Credit Co.
 7.375%, due 10/28/09 ...............................     2,160,000    1,915,674
General Motors Acceptance Corp.
 7.75%, due 1/19/10 .................................       905,000      845,168
Goldman Sachs Group, Inc. (The)
 4.50%, due 6/15/10 .................................       385,000      376,243
 6.875%, due 1/15/11 ................................       895,000      964,158
HSBC Finance Corp.
 5.875%, due 2/1/09 .................................       945,000      965,763
 6.375%, due 10/15/11 ...............................     1,190,000    1,257,922
iStar Financial, Inc.
 5.15%, due 3/1/12 ..................................     1,000,000      968,453
 5.375%, due 4/15/10 ................................       400,000      396,427
Jefferies Group, Inc.
 7.75%, due 3/15/12 .................................       740,000      822,870
MBNA America Bank NA
 7.125%, due 11/15/12 ...............................       295,000      329,781



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
 Financials (continued)
 MBNA Corp.
  5.00%, due 5/4/10 .................................   $  855,000   $   854,941
 Merrill Lynch & Co., Inc.
  4.79%, due 8/4/10 .................................      575,000       568,532
 MetLife, Inc.
  6.125%, due 12/1/11 ...............................      850,000       900,710
 Residential Capital Corp.
  6.375%, due 6/30/10 ...............................    1,620,000     1,646,106
 Simon Property Group, L.P.
  6.35%, due 8/28/12 ................................      605,000       640,886
  6.375%, due 11/15/07 ..............................    1,615,000     1,650,278
 Textron Financial Corp.
  4.125%, due 3/3/08 ................................      525,000       516,926
 Wachovia Bank NA
  4.80%, due 11/1/14 ................................      795,000       771,577
 Wachovia Corp.
  4.375%, due 6/1/10 ................................        5,000         4,891
                                                                     -----------
                                                                      27,435,142
                                                                     -----------
 Industrials - 0.8%
 International Lease Finance Corp.
  4.875%, due 9/1/10 ................................    1,405,000     1,385,940
  5.00%, due 4/15/10 ................................       10,000         9,946
                                                                     -----------
                                                                       1,395,886
                                                                     -----------
 Information Technology - 0.5%
 First Data Corp.
  3.375%, due 8/1/08 ................................      745,000       712,450
  4.50%, due 6/15/10 ................................      185,000       178,651
                                                                     -----------
                                                                         891,101
                                                                     -----------
 Telecommunication Services - 3.0%
 British Telecommunications PLC
  8.375%, due 12/15/10 ..............................    1,200,000     1,366,033
 New Cingular Wireless Services, Inc.
  7.875%, due 3/1/11 ................................    1,130,000     1,267,923
 Sprint Capital Corp.
  7.625%, due 1/30/11 ...............................    2,010,000     2,216,487
                                                                     -----------
                                                                       4,850,443
                                                                     -----------
 Total Corporate Bonds
  (Cost $48,424,199) ................................                 47,274,420
                                                                     -----------
 U.S. GOVERNMENT SECURITIES 62.0%
 U.S. GOVERNMENT AGENCY OBLIGATIONS 42.3%
 Federal Home Loan Bank - 8.7%
* 3.125%, due 11/15/06 ..............................    9,050,000     8,924,332
* 4.50%, due 5/21/07 ................................    5,395,000     5,376,053
                                                                     -----------
                                                                      14,300,385
                                                                     -----------
 Federal Home Loan Mortgage Corporation - 4.9%
  2.375%, due 2/15/07 ...............................    2,175,000     2,118,835
  3.25%, due 11/2/07 ................................       15,000        14,559
  3.30%, due 9/14/07 ................................        5,000         4,877
* 3.875%, due 6/15/08 ...............................    6,045,000     5,925,261
  6.00%, due 2/1/11 .................................       19,051        19,435
                                                                     -----------
                                                                       8,082,967
                                                                     -----------


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                      --------------------------
 Federal National Mortgage Association - 28.7%
* 2.375%, due 2/15/07 .............................   $ 9,240,000   $  8,999,446
* 4.375%, due 3/15/13 .............................     5,950,000      5,793,682
* 4.75%, due 12/15/10 .............................     8,125,000      8,125,089
  5.00%, due 1/1/36 TBA (b) .......................     2,925,000      2,833,594
* 5.50%, due 1/1/36 TBA (b) .......................    16,165,000     16,003,350
  6.50%, due 9/1/33 ...............................     2,740,659      2,817,193
  6.50%, due 9/1/33 ...............................     2,704,777      2,780,310
                                                                   ------------
                                                                     47,352,664
                                                                   ------------
 Total U.S. Government Agency Obligations
  (Cost $69,797,079) ..............................                   69,736,016
                                                                   ------------
 U.S. TREASURY OBLIGATIONS 19.7%
 United States Treasury Bond - 1.0%
  7.50%, due 11/15/16 .............................     1,300,000      1,632,922
                                                                   ------------
 United States Treasury Notes - 13.2%
* 2.00%, due 5/15/06 ..............................    12,645,000     12,538,302
* 4.25%, due 8/15/13 (c) ..........................     9,215,000      9,132,572
                                                                    ------------
                                                                      21,670,874
                                                                    ------------
 United States Treasury Note TII - 5.5%
* 1.875%, due 7/15/13 .............................     9,196,136      9,070,406
                                                                    ------------
 Total U.S. Treasury Obligations
  (Cost $32,851,907) ..............................                   32,374,202
                                                                    ------------
 Total U.S. Government Securities
  (Cost $102,648,986) .............................                  102,110,218
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS 6.6%
 Federal Home Loan Mortgage Corporation - 0.1%
  Series 2478 Class DK
  5.50%, due 2/15/32 ..............................       191,464        192,421
                                                                    ------------
 Federal National Mortgage Association - 0.0%++
  Series D Class 1
  6.00%, due 4/1/09 ...............................           921            923
  Series 1988-15 Class A
  9.00%, due 6/25/18 ..............................         8,863          9,410
                                                                    ------------
                                                                          10,333
                                                                    ------------
 Financials - 6.5%
 Greenwich Capital Commercial Funding Corp.
  Series 2005-GG5 Class A5
  5.224%, due 4/10/37 (a) .........................     1,615,000      1,622,154
  Series 2004-GG1 Class A7
  5.317%, due 6/10/36 (a) .........................     2,300,000      2,321,596
 GS Mortgage Securities Corp.
  Series 2005-GG4 Class A4
  4.761%, due 7/10/39 .............................     2,000,000      1,940,505
  Series 2004-GG2 Class A6
  5.396%, due 8/10/38 (a) .........................     1,675,000      1,699,138
 Merrill Lynch Mortgage Trust
  Series 2005-CKI1, Class A6
  5.245%, due 11/12/37 (a) ........................     3,150,000      3,182,238
                                                                    ------------
                                                                      10,765,631
                                                                    ------------



See accompanying notes to financial statements.


                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                        ------------------------
Total Collateralized Mortgage Obligations
 (Cost $11,090,477) ................................                $ 10,968,385
                                                                    ------------
Total Fixed Income Securities
 (Cost $166,302,906) ...............................                 164,492,170
                                                                    ------------
SHORT-TERM INVESTMENTS 9.2%
Commercial Paper - 0.1%
CIESCO, Inc.
 4.295%, due 1/26/06 (d) ...........................    $184,802         184,802
                                                                    ------------
Total Commercial Paper
 (Cost $184,802) ...................................                     184,802
                                                                    ------------
                                                         SHARES
                                                        ---------
Investment Company - 0.0%++
BGI Institutional Money
 Market Fund (d) ...................................      82,486          82,486
                                                                    ------------
Total Investment Company
 (Cost $82,486) ....................................                      82,486
                                                                    ------------
                                                        PRINCIPAL
                                                         AMOUNT
                                                        ---------
Time Deposits - 0.6%
Credit Suisse First Boston Corp.
 4.24%, due 1/20/06 (d) ............................    $323,404         323,404
Dexia Group
 4.265%, due 1/6/06 (d) ............................     184,802         184,802
Toronto Dominion Bank
 4.30%, due 1/26/06 (d) ............................     231,003         231,003
UBS AG
 4.29%, due 1/12/06 (d) ............................     231,003         231,003
                                                                    ------------
Total Time Deposits
 (Cost $970,212) ...................................                     970,212
                                                                    ------------


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                      --------------------------
U.S. Government Agencies - 8.5%
Federal Home Loan Mortgage
 Corporation (Discount Note)
 3.092%, due 1/13/06 (e) .........................    $ 3,440,000   $  3,436,054
Federal National Mortgage Association
 (Discount Note)
 4.001%, due 2/13/06 (e) .........................     10,545,000     10,494,563
                                                                    ------------
Total U.S. Government Agencies
 (Cost $13,976,592) ..............................                    13,930,617
                                                                    ------------
Total Short-Term Investments
 (Cost $15,214,092) ..............................                    15,168,117
                                                                    ------------
Total Investments
 (Cost $181,516,998) (f) .........................          109.0%   179,660,287
Liabilities in Excess of
 Cash and Other Assets ...........................           (9.0)   (14,863,188)
                                                      -----------   ------------
Net Assets .......................................          100.0%  $164,797,099
                                                      ===========   ============

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change.
++ Less than one tenth of a percent.
(a) Floating/variable rate. Rate shown is the rate in effect at December 31,
    2005.
(b) TBA: Securities purchased on a forward commitment basis
    with an approximate principal amount and maturity date.
    The actual principal amount and maturity date will be
    determined upon settlement. The market value of these
    securities at December 31, 2005 is $18,836,944.
(c) Represents security, or a portion thereof, which is out on loan.
(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) Segregated or partially segregated as collateral for TBAs.
(f) Aggregate cost for federal income tax purposes is $181,624,907, and net unrealized depreciation is as follows:
    Gross unrealized appreciation ................................   $   286,695
    Gross unrealized depreciation ................................    (2,251,315)
                                                                     -----------
    Net unrealized depreciation ..................................   $(1,964,620)
                                                                     ===========



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



INTERMEDIATE FIXED INCOME FUND



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $181,516,998) including $1,210,034 market value of
   securities loaned ............................................   $179,660,287
 Cash-interest bearing accounts .................................      5,315,138
 Receivable for securities sold .................................      6,255,251
 Interest receivable ............................................      1,479,072
 Receivable for fund shares sold ................................          5,415
 Other assets ...................................................         14,962
                                                                    ------------
    Total assets ................................................    192,730,125
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................     26,601,092
 Securities lending collateral ..................................      1,237,500
 Transfer Agent fees payable ....................................         43,693
 Payable to Advisor, net ........................................         30,850
 Administration fees payable ....................................          7,797
 Accounting fees payable ........................................          5,003
 12b-1 fees payable .............................................              5
 Accrued expenses ...............................................          7,086
                                                                    ------------
    Total liabilities ...........................................     27,933,026
                                                                    ------------
 Net Assets .....................................................   $164,797,099
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $167,783,610
 Accumulated undistributed net investment income ................        308,427
 Accumulated net realized loss on investments ...................     (1,438,227)
 Net unrealized depreciation on investments .....................     (1,856,711)
                                                                    ------------
                                                                    $164,797,099
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $164,771,755
 Class Z ........................................................         25,344
                                                                    ------------
                                                                    $164,797,099
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     16,279,702
                                                                    ============
 Class Z ........................................................          2,507
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      10.12
                                                                    ============
 Class Z ........................................................   $      10.11
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(Unaudited)


INVESTMENT INCOME:
 Interest ........................................................   $ 3,447,796
 Income from securities loaned - net .............................           645
                                                                     -----------
    Total investment income ......................................     3,448,441
                                                                     -----------
Expenses:
 Investment advisory fees (Note F) ...............................       285,104
 Administration fees .............................................        46,431
 Accounting fees .................................................        30,140
 Insurance fees ..................................................        29,701
 Transfer agent fees .............................................        28,851
 Legal fees ......................................................        20,227
 Trustees fees ...................................................        19,116
 Registration expenses ...........................................        15,437
 Custodian fees ..................................................         9,690
 Report to shareholder expense ...................................         9,555
 Auditing fees ...................................................         7,815
 12b-1 distribution fees (Class Z) ...............................            30
 Miscellaneous expenses ..........................................         6,604
                                                                     -----------
    Total expenses ...............................................       508,701
Expenses reimbursed (Note F) .....................................      (101,379)
                                                                     -----------
    Net expenses .................................................       407,322
                                                                     -----------
Net investment income ............................................     3,041,119
                                                                     -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments ................................    (1,282,719)
 Net change in unrealized appreciation on investments ............    (2,257,282)
                                                                     -----------
 Net realized and unrealized loss on investments .................    (3,540,001)
                                                                     -----------
Decrease in net assets from operations ...........................   $  (498,882)
                                                                     ===========



See accompanying notes to financial statements.

INTERMEDIATE FIXED INCOME FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2005


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2005        6/30/2005
                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................      $  3,041,119     $  5,432,619
 Net realized gain (loss) on investments ....        (1,282,719)         420,585
 Net change in unrealized appreciation on
  investments ...............................        (2,257,282)       2,433,572
                                                   ------------     ------------
 Increase (decrease) in net assets ..........          (498,882)       8,286,776
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................        (2,889,641)      (5,464,514)
   Class Z shares............................              (402)         (39,878)
 From capital gains:
   Class McMorgan shares.....................          (364,830)        (274,313)
   Class Z shares............................               (56)          (2,877)
                                                   ------------     ------------
 Total dividends and distributions to
  shareholders ..............................        (3,254,929)      (5,781,582)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        22,167,244       38,005,390
   Class Z shares............................             2,869          897,702
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares.....................         3,183,863        5,614,438
   Class Z shares............................               458           42,753
                                                   ------------     ------------
                                                     25,354,434       44,560,283
 Cost of shares redeemed:
   Class McMorgan shares.....................       (20,448,181)     (54,821,916)
   Class Z shares............................            (2,201)      (2,617,979)
                                                   ------------     ------------
 Increase (decrease) in net assets derived
  from capital share transactions ...........         4,904,052      (12,879,612)
                                                   ------------     ------------
 Total increase (decrease) in net assets ....         1,150,241      (10,374,418)
Net Assets:
 Beginning of period ........................       163,646,858      174,021,276
                                                   ------------     ------------
 End of period (including undistributed net
  investment income of $308,427 and $157,351,
  respectively) .............................      $164,797,099     $163,646,858
                                                   ============     ============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



INTERMEDIATE FIXED INCOME FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                                 CLASS MCMORGAN
                                                                                               YEAR ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                              FOR THE SIX
                                                             MONTHS ENDED
                                                              12/31/05++       2005       2004        2003        2002       2001
                                                             ------------    --------   --------    --------    --------   --------
Net asset value, beginning of period .....................     $  10.36      $  10.22   $  10.93    $  10.46    $  10.50   $   9.99
                                                               --------      --------   --------    --------    --------   --------
 Income from investment operations:
 Net investment income ...................................         0.19(b)       0.34(b)    0.36        0.49        0.56       0.60
 Net realized and unrealized gain (loss) on investments ..        (0.23)         0.16      (0.43)       0.51        0.06       0.51
                                                               --------      --------   --------    --------    --------   --------
   Total from investment operations.......................        (0.04)         0.50      (0.07)       1.00        0.62       1.11
                                                               --------      --------   --------    --------    --------   --------
 Less dividends and distributions:
 From net investment income ..............................        (0.18)        (0.34)     (0.36)      (0.50)      (0.57)     (0.60)
 From capital gains ......................................        (0.02)        (0.02)     (0.28)      (0.03)      (0.09)        --
                                                               --------      --------   --------    --------    --------   --------
   Total dividends and distributions......................        (0.20)        (0.36)     (0.64)      (0.53)      (0.66)     (0.60)
                                                               --------      --------   --------    --------    --------   --------
Net asset value, end of period ...........................     $  10.12      $  10.36   $  10.22    $  10.93    $  10.46   $  10.50
                                                               ========      ========   ========    ========    ========   ========
Total return .............................................        (0.33)%(a)     4.93%     (0.64)%      9.79%       5.98%     11.37%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....................     $164,772      $163,622   $172,331    $191,682    $164,068   $207,924
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor......         0.61%+        0.60%      0.57%       0.57%       0.53%      0.50%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor...................         0.50%+        0.50%      0.50%       0.50%       0.50%      0.50%
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor............         3.62%+        3.14%      3.32%       4.55%       5.19%      5.79%
 Ratio of net investment income to average net assets
   after reimbursement of expenses by Advisor.............         3.73%+        3.24%      3.39%       4.62%       5.22%      5.79%
 Portfolio turnover ......................................          148%(c)       286%(c) 225.59%     204.18%      76.07%     56.64%



See accompanying notes to financial statements.

INTERMEDIATE FIXED INCOME FUND


                                                                                                         CLASS Z
                                                                                                   YEAR ENDED JUNE 30,
                                                                                           ------------------------------------
                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                            12/31/05++     2005       2004      2003      2002*
                                                                           ------------   ------    -------    -------   ------
Net asset value, beginning of period.......................................   $10.35      $10.21    $ 10.92    $ 10.45   $10.65
                                                                              ------      ------    -------    -------   ------
 Income from investment operations:
 Net investment income.....................................................     0.18(b)     0.34(b)    0.35       0.47     0.44
 Net realized and unrealized gain (loss) on investments....................    (0.23)       0.13      (0.45)      0.50    (0.10)
                                                                              ------      ------    -------    -------   ------
   Total from investment operations........................................    (0.05)       0.47      (0.10)      0.97     0.34
                                                                              ------      ------    -------    -------   ------
 Less dividends and distributions:
 From net investment income................................................    (0.17)      (0.31)     (0.33)     (0.47)   (0.45)
 From capital gains........................................................    (0.02)      (0.02)     (0.28)     (0.03)   (0.09)
                                                                              ------      ------    -------    -------   ------
   Total dividends and distributions.......................................    (0.19)      (0.33)     (0.61)     (0.50)   (0.54)
                                                                              ------      ------    -------    -------   ------
Net asset value, end of period.............................................   $10.11      $10.35    $ 10.21    $ 10.92   $10.45
                                                                              ======      ======    =======    =======   ======
Total return...............................................................    (0.46)%(a)   4.67%     (0.91)%     9.53%    3.25%(a)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)......................................   $   25      $   25    $ 1,690    $ 3,682   $1,987
 Ratio of expenses to average net assets before reimbursement and recovery
   of expenses by Advisor..................................................     0.86%+      0.85%      0.82%      0.82%    0.78%+
 Ratio of expenses to average net assets after reimbursement of
   expenses by Advisor.....................................................     0.75%+      0.75%      0.75%      0.75%    0.75%+
 Ratio of net investment income to average net assets before
   reimbursement of expenses by Advisor....................................     3.37%+      2.89%      3.07%      4.30%    4.94%+
 Ratio of net investment income to average net assets after
   reimbursement of expenses by Advisor....................................     3.48%+      2.99%      3.14%      4.37%    4.97%+
 Portfolio turnover........................................................      148%(c)     286%(c) 225.59%    204.18%   76.07%

---------------
*   Class Z commenced operations on September 4, 2001.
(a) Total return is not annualized.
(b) Per share data based on average shares outstanding during the year.
(c) The portfolio turnover not including mortgage dollar rolls for the six months ending December 31, 2005 and year ending June 30, 2005 is 42% and 199%, respectively.
+   Annualized.
++  Unaudited.


See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



FIXED INCOME FUND




PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

FIXED INCOME SECURITIES 96.0%
CORPORATE ASSET-BACKED 2.5%


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Financials - 2.5%
Accredited Mortgage Loan Trust
 Series 2005-2 Class A2A
 4.479%, due 7/25/35 (a)(d) .........................    $  405,988   $  405,944
Merrill Lynch Mortgage Investors, Inc.
 Series 2005-WMC2 Class A2A
 4.469%, due 4/25/36 (a)(d) .........................       191,467      191,491
Novastar Home Equity Loan
 Series 2005-2 Class A2A
 4.469%, due 10/25/35 (a)(d) ........................       631,938      631,962
Soundview Home Equity Loan Trust
 Series 2005-2 Class A1
 4.479%, due 7/25/35 (a)(d) .........................       467,023      466,979
                                                                      ----------
Total Corporate Asset-Backed
 (Cost $1,696,416) ..................................                  1,696,376
                                                                      ----------
CORPORATE BONDS 34.7%
Consumer Discretionary - 5.8%
AT&T Broadband Corp.
 9.455%, due 11/15/22 ...............................       235,000      307,896
Cox Communications, Inc.
 7.75%, due 11/1/10 .................................     1,190,000    1,288,853
DaimlerChrysler North American
 Holdings Corp.
 7.30%, due 1/15/12 .................................       965,000    1,041,241
Office Depot, Inc.
 6.25%, due 8/15/13 .................................       350,000      357,640
Tele-Communications, Inc.
 9.80%, due 2/1/12 ..................................       340,000      410,174
Time Warner, Inc.
 7.625%, due 4/15/31 ................................       475,000      528,983
 9.125%, due 1/15/13 ................................        35,000       41,425
                                                                      ----------
                                                                       3,976,212
                                                                      ----------
Consumer Staples - 1.6%
Diageo Finance B.V.
 5.30%, due 10/28/15 ................................       385,000      388,105
Safeway, Inc.
 4.95%, due 8/16/10 .................................       690,000      671,975
                                                                      ----------
                                                                       1,060,080
                                                                      ----------
Energy - 3.7%
Anadarko Finance Corp.
 6.75%, due 5/1/11 ..................................       565,000      611,292
Dominion Resources, Inc.
 5.15%, due 7/15/15 .................................       370,000      358,464
Kinder Morgan, Inc.
 6.50%, due 9/1/12 ..................................       680,000      720,381


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Energy (continued)
Pacific Gas & Electric Co.
 4.20%, due 3/1/11 ..................................    $  430,000   $  412,304
Progress Energy, Inc.
 7.10%, due 3/1/11 ..................................       375,000      404,595
                                                                      ----------
                                                                       2,507,036
                                                                      ----------
Financials - 19.0%
Aegon N.V.
 4.75%, due 6/1/13 ..................................       145,000      141,316
American General Finance Corp.
 5.375%, due 10/1/12 ................................        75,000       75,381
Ameriprise Financial, Inc.
 5.35%, due 11/15/10 ................................       200,000      201,370
Capital One Bank
 6.50%, due 6/13/13 .................................       205,000      217,800
Capital One Financial Corp.
 6.25%, due 11/15/13 ................................       135,000      140,824
Caterpillar Financial Services Corp.
 4.30%, due 6/1/10 ..................................       420,000      408,809
CIT Group, Inc.
 5.75%, due 9/25/07 .................................       920,000      932,799
Citigroup, Inc.
 5.625%, due 8/27/12 ................................     1,050,000    1,082,248
Credit Suisse First Boston USA, Inc.
 5.125%, due 8/15/15 ................................       460,000      455,553
EOP Operating L.P.
 7.00%, due 7/15/11 .................................       395,000      422,786
Ford Motor Credit Co.
 6.375%, due 11/5/08 ................................       200,000      179,335
 7.375%, due 10/28/09 ...............................       785,000      696,206
General Motors Acceptance Corp.
 6.875%, due 9/15/11 ................................       100,000       91,195
 7.75%, due 1/19/10 .................................       280,000      261,488
Goldman Sachs Group, Inc. (The)
 5.25%, due 4/1/13 ..................................       515,000      515,729
HSBC Finance Corp.
 5.875%, due 2/1/09 .................................       130,000      132,856
 6.75%, due 5/15/11 .................................       595,000      638,537
 7.00%, due 5/15/12 .................................       155,000      169,550
iStar Financial, Inc.
 5.15%, due 3/1/12 ..................................       625,000      605,283
 5.375%, due 4/15/10 ................................       150,000      148,660
Jefferies Group, Inc.
 5.50%, due 3/15/16 .................................       155,000      153,109
 7.75%, due 3/15/12 .................................       100,000      111,199



See accompanying notes to financial statements.


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
Financials (continued)
JPMorgan Chase & Co.
 5.125%, due 9/15/14 ...............................    $  425,000   $   420,712
 5.75%, due 1/2/13 .................................       225,000       232,039
 7.125%, due 6/15/09 ...............................       225,000       239,961
MBNA America Bank NA
 7.125%, due 11/15/12 ..............................       200,000       223,580
MBNA Corp.
 5.00%, due 5/4/10 .................................       115,000       114,992
 7.50%, due 3/15/12 ................................       240,000       270,320
Merrill Lynch & Co., Inc.
 4.79%, due 8/4/10 .................................       345,000       341,119
MetLife, Inc.
 5.50%, due 6/15/14 ................................       125,000       127,797
 6.125%, due 12/1/11 ...............................       300,000       317,898
Residential Capital Corp.
 6.375%, due 6/30/10 (b) ...........................       715,000       726,522
Simon Property Group, L.P.
 5.10%, due 6/15/15 ................................       170,000       164,416
 6.35%, due 8/28/12 ................................       160,000       169,490
 6.375%, due 11/15/07 ..............................       595,000       607,997
Textron Financial Corp.
 4.125%, due 3/3/08 ................................       740,000       728,619
Wachovia Bank NA
 4.80%, due 11/1/14 ................................       535,000       519,237
                                                                     -----------
                                                                      12,986,732
                                                                     -----------
Industrials - 1.3%
International Lease Finance Corp.
 4.875%, due 9/1/10 ................................       420,000       414,302
 5.00%, due 4/15/10 ................................        80,000        79,572
 5.875%, due 5/1/13 ................................       350,000       362,194
                                                                     -----------
                                                                         856,068
                                                                     -----------
Information Technology - 0.5%
First Data Corp.
 4.50%, due 6/15/10 ................................       130,000       125,538
 5.625%, due 11/1/11 ...............................       245,000       246,662
                                                                     -----------
                                                                         372,200
                                                                     -----------
Telecommunication Services - 2.8%
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31 .................................       310,000       410,694
British Telecommunications PLC
 8.375%, due 12/15/10 ..............................       720,000       819,620
Sprint Capital Corp.
 8.75%, due 3/15/32 ................................       495,000       656,905
                                                                     -----------
                                                                       1,887,219
                                                                     -----------
Total Corporate Bonds
 (Cost $24,204,146) ................................                  23,645,547
                                                                     -----------
U.S. GOVERNMENT SECURITIES 53.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS 30.1%
Federal Home Loan Bank - 2.1%
 3.125%, due 11/15/06 ..............................     1,475,000     1,454,518
                                                                     -----------


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
 Federal Home Loan Mortgage Corporation - 2.6%
* 2.375%, due 2/15/07 ...............................   $1,690,000   $ 1,646,359
  6.00%, due 11/15/27 ...............................      106,642       107,637
                                                                     -----------
                                                                       1,753,996
                                                                     -----------
 Federal National Mortgage Association - 25.4%
* 4.375%, due 3/15/13 ...............................    3,110,000     3,028,294
* 4.75%, due 12/15/10 ...............................    5,325,000     5,325,059
* 5.00%, due 1/1/36 TBA (c) .........................    2,275,000     2,203,906
* 5.50%, due 1/1/36 TBA (c) .........................    5,900,000     5,841,000
  6.50%, due 9/1/33 .................................      928,479       954,408
                                                                     -----------
                                                                      17,352,667
                                                                     -----------
 Total U.S. Government Agency Obligations
  (Cost $20,539,620) ................................                 20,561,181
                                                                     -----------
 U.S. TREASURY OBLIGATIONS 23.0%
 United States Treasury Bonds - 9.5%
* 5.25%, due 2/15/29 ................................    3,685,000     4,021,113
* 7.50%, due 11/15/16 ...............................    1,985,000     2,493,347
                                                                     -----------
                                                                       6,514,460
                                                                     -----------
 United States Treasury Notes - 7.1%
* 2.00%, due 5/15/06 ................................    3,045,000     3,019,306
* 4.25%, due 8/15/13 ................................    1,855,000     1,838,407
                                                                     -----------
                                                                       4,857,713
                                                                     -----------
 United States Treasury TII - 4.9%
* 1.875%, due 7/15/13 ...............................    3,377,844     3,331,662
                                                                     -----------
 United States Treasury Strips - 1.5%
  (zero coupon), due 8/15/17 ........................    1,670,000       987,865
                                                                     -----------
 Total U.S. Treasury Obligations
  (Cost $15,785,016) ................................                 15,691,700
                                                                     -----------
 Total U.S. Government Securities
  (Cost $36,324,636) ................................                 36,252,881
                                                                     -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS 5.7%
 Federal Home Loan Mortgage Corporation - 0.1%
  Series 2478 Class DK
  5.50%, due 2/15/32 ................................       56,313        56,594
                                                                     -----------
 Financials - 5.6%
 Greenwich Capital Commercial Funding Corp.
  Series 2005-GG5 Class A5
  5.224%, due 4/10/37 (a) ...........................    1,345,000     1,350,958
  Series 2005-GG5 Class A7
  5.317%, due 6/10/36 (a) ...........................      950,000       958,920
 GS Mortgage Securities Corp.
  Series 2005-GG4 Class A4
  4.761%, due 7/10/39 (a) ...........................      825,000       800,458
  Series 2004-GG2 Class A6 (a)
  5.396%, due 8/10/38 ...............................      700,000       710,088
                                                                     -----------
                                                                       3,820,424
                                                                     -----------
 Total Collateralized Mortgage Obligations
  (Cost $3,938,156) .................................                  3,877,018
                                                                     -----------
 Total Fixed Income Securities
  (Cost $66,163,354) ................................                 65,471,822
                                                                     -----------



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
SHORT-TERM INVESTMENTS 8.8%
U.S. Government Agencies - 8.8%
Federal Home Loan Mortgage Corporation
 (Discount Note)
 3.092%, due 1/13/06 (d) ...........................    $1,195,000   $ 1,193,629
Federal National Mortgage Association
 (Discount Notes)
 4.001%, due 2/13/06 (d) ...........................     4,730,000     4,707,376
 4.178%, due 2/15/06 (d) ...........................       130,000       129,348
                                                                     -----------
Total Short-Term Investments
 (Cost $6,030,353) .................................                   6,030,353
                                                                     -----------
Total Investments
 (Cost $72,193,707)(e) .............................         104.8%   71,502,175
Liabilities in Excess of
 Cash and Other Assets .............................          (4.8)   (3,246,554)
                                                        ----------   -----------
Net Assets .........................................         100.0%  $68,255,621
                                                        ==========   ===========



*   Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change
    daily.
(a) Floating/variable rate. Rate shown is the rate in effect at
    December 31, 2005.
(b) May be sold to institutional investors only. The total market value of this security at December 31, 2005 is $726,522, which is 1.1% of the Fund's net assets.
(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at December 31,
    2005 is $8,044,906.
(d) Segregate or partially segregated as collateral for TBAs.
(e) Aggregate cost for federal income tax purposes is $72,235,221 and net unrealized depreciation is as follows:
    Gross unrealized appreciation ..................................   $ 205,103
    Gross unrealized depreciation ..................................    (938,149)
                                                                       ---------
  Net unrealized depreciation ......................................   $(733,046)
                                                                       =========



See accompanying notes to financial statements.

FIXED INCOME FUND



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $72,193,707) ............................................   $71,502,175
 Cash-interest bearing accounts ..................................     5,241,379
 Receivable for securities sold ..................................     2,725,076
 Interest receivable .............................................       631,085
 Receivable for fund shares sold .................................        96,389
 Other assets ....................................................        32,990
                                                                     -----------
    Total assets .................................................    80,229,094
                                                                     -----------
LIABILITIES:
 Payable for securities purchased ................................    11,802,178
 Fund shares redeemed ............................................       101,972
 Transfer agent fees payable .....................................        40,528
 12b-1 fees payable ..............................................         6,164
 Administration fees payable .....................................         3,676
 Payable to advisor, net .........................................         1,321
 Accrued expenses ................................................        17,634
                                                                     -----------
    Total liabilities ............................................    11,973,473
                                                                     -----------
Net Assets .......................................................   $68,255,621
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $69,294,548
 Accumulated undistributed net investment income .................       169,555
 Accumulated net realized loss on investments ....................      (516,950)
 Net unrealized depreciation on investments ......................      (691,532)
                                                                     -----------
                                                                     $68,255,621
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $39,145,655
 Class Z .........................................................    29,107,851
 Class R1 ........................................................         1,061
 Class R2 ........................................................         1,054
                                                                     -----------
                                                                     $68,255,621
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     3,609,395
                                                                     ===========
 Class Z .........................................................     2,683,283
                                                                     ===========
 Class R1 ........................................................            98
                                                                     ===========
 Class R2 ........................................................            97
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     10.85
                                                                     ===========
 Class Z .........................................................   $     10.85
                                                                     ===========
 Class R1 ........................................................   $     10.85
                                                                     ===========
 Class R2 ........................................................   $     10.84
                                                                     ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(Unaudited)


INVESTMENT INCOME:
 Interest ........................................................   $ 1,491,677
 Income from securities loaned - net .............................           149
                                                                     -----------
    Total investment income ......................................     1,491,826
                                                                     -----------
Expenses:
 Investment advisory fees (Note F) ...............................       113,797
 12b-1 distribution fees (Class Z) ...............................        36,553
 12b-1 distribution fees (Class R2) ..............................             1
 Transfer agent fees .............................................        27,007
 Registration expenses ...........................................        26,327
 Accounting fees .................................................        22,759
 Administration fees .............................................        22,109
 Insurance fees ..................................................        12,317
 Trustees fees ...................................................         8,445
 Legal fees ......................................................         7,754
 Auditing fees ...................................................         7,296
 Custodian fees ..................................................         6,487
 Report to shareholder expense ...................................         6,123
 Miscellaneous expenses ..........................................         7,619
                                                                     -----------
    Total expenses ...............................................       304,594
 Expenses reimbursed (Note F) ....................................      (105,471)
                                                                     -----------
    Net Expenses .................................................       199,123
                                                                     -----------
Net Investment Income ............................................     1,292,703
                                                                     -----------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS:
 Net realized loss on investments ................................      (475,471)
 Net change in unrealized appreciation on
   investments ...................................................    (1,291,637)
                                                                     -----------
 Net realized and unrealized loss on investments .................    (1,767,108)
                                                                     -----------
Decrease in net assets from operations ...........................   $  (474,405)
                                                                     ===========



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



FIXED INCOME FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2005


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2005        6/30/2005
                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................      $ 1,292,703      $  2,238,098
 Net realized gain (loss) on investments ....         (475,471)          934,900
 Net change in unrealized appreciation on
  investments ...............................       (1,291,637)        1,475,090
                                                   -----------      ------------
 Increase (decrease) in net assets from
  operations ................................         (474,405)        4,648,088
                                                   -----------      ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................         (685,526)       (1,331,359)
   Class Z shares............................         (524,004)         (912,135)
   Class R1 shares...........................              (20)              (38)
   Class R2 shares...........................              (19)              (35)
 From capital gains:
   Class McMorgan shares.....................         (180,169)         (324,543)
   Class Z shares............................         (143,849)         (239,557)
   Class R1 shares...........................               (5)              (10)
   Class R2 shares...........................               (5)              (10)
                                                   -----------      ------------
 Total dividends and distributions to
  shareholders ..............................       (1,533,597)       (2,807,687)
                                                   -----------      ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................       12,433,240         7,074,115
   Class Z shares............................        2,723,810         7,426,819
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares.....................          861,688         1,649,321
   Class Z shares............................          667,811         1,151,646
   Class R1 shares...........................               25                46
   Class R2 shares...........................               24                43
                                                   -----------      ------------
                                                    16,686,598        17,301,990
 Cost of shares redeemed:
   Class McMorgan shares.....................       (7,252,712)      (14,091,415)
   Class Z shares............................       (2,535,825)       (5,861,494)
   Class R1 shares...........................              (75)               --
   Class R2 shares...........................              (75)               --
                                                   -----------      ------------
 Increase (decrease) in net assets derived
  from capital share transactions ...........        6,897,911        (2,650,919)
                                                   -----------      ------------
 Total increase (decrease) in net assets ....        4,889,909          (810,518)
Net Assets:
 Beginning of period ........................       63,365,712        64,176,230
                                                   -----------      ------------
 End of period (including undistributed net
  investment income of $169,555 and $86,421,
  respectively) .............................      $68,255,621      $ 63,365,712
                                                   ===========      ============



See accompanying notes to financial statements.

FIXED INCOME FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                                   CLASS MCMORGAN
                                                                                                 YEAR ENDED JUNE 30,
                                                                                 -------------------------------------------------
                                                                  FOR THE SIX
                                                                 MONTHS ENDED
                                                                  12/31/05++        2005      2004       2003      2002       2001
                                                                 ------------    -------    -------    -------    -------   -------
Net asset value, beginning of period .........................      $ 11.19      $ 10.88    $ 11.71    $ 10.86    $ 10.74   $ 10.23
                                                                    -------      -------    -------    -------    -------   -------
 Income from investment operations:
 Net investment income .......................................         0.23(a)      0.40       0.46       0.53       0.60      0.62
 Net realized and unrealized gain (loss) on investments ......        (0.31)        0.40      (0.61)      0.86       0.12      0.52
                                                                    -------      -------    -------    -------    -------   -------
   Total from investment operations...........................        (0.08)        0.80      (0.15)      1.39       0.72      1.14
                                                                    -------      -------    -------    -------    -------   -------
 Less dividends and distributions:
 From net investment income ..................................        (0.21)       (0.39)     (0.46)     (0.54)     (0.60)    (0.63)
 From capital gains ..........................................        (0.05)       (0.10)     (0.22)        --         --        --
                                                                    -------      -------    -------    -------    -------   -------
   Total dividends and distributions..........................        (0.26)       (0.49)     (0.68)     (0.54)     (0.60)    (0.63)
                                                                    -------      -------    -------    -------    -------   -------
Net asset value, end of period ...............................      $ 10.85      $ 11.19    $ 10.88    $ 11.71    $ 10.86   $ 10.74
                                                                    =======      =======    =======    =======    =======   =======
Total return .................................................       (0.65)%(b)     7.42%    (1.29)%     13.06%      6.81%    11.38%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ........................      $39,146      $34,203    $38,484    $39,753    $29,292   $28,554
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor..........         0.83%+       0.79%      0.77%      0.83%      0.89%     0.82%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor.......................         0.50%+       0.50%      0.50%      0.50%      0.50%     0.50%
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor................         3.75%+       3.18%      3.82%      4.41%      4.87%     5.53%
 Ratio of net investment income to average net assets
   after reimbursement of expenses by Advisor.................         4.08%+       3.47%      4.09%      4.74%      5.27%     5.85%
 Portfolio turnover ..........................................          166%(c)      347%(c) 231.21%    142.48%     94.80%    58.66%



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                                                                      CLASS Z
                                                                                                 YEAR ENDED JUNE 30,
                                                                                -----------------------------------------------
                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                                 12/31/05++        2005      2004       2003      2002    2001**
                                                                ------------    -------    -------    -------    ------   ------
Net asset value, beginning of period ...........................   $ 11.20      $ 10.88    $ 11.71    $ 10.86    $10.74   $10.87
                                                                   -------      -------    -------    -------    ------   ------
 Income from investment operations:
 Net investment income .........................................      0.21(a)      0.35       0.42       0.52      0.55     0.24
 Net realized and unrealized gain (loss) on investments ........     (0.31)        0.43      (0.60)      0.84      0.14    (0.13)
                                                                   -------      -------    -------    -------    ------   ------
   Total from investment operations.............................     (0.10)        0.78      (0.18)      1.36      0.69     0.11
                                                                   -------      -------    -------    -------    ------   ------
 Less dividends and distributions:
 From net investment income ....................................     (0.20)       (0.36)     (0.43)     (0.51)    (0.57)   (0.24)
 From capital gains ............................................     (0.05)       (0.10)     (0.22)        --        --       --
                                                                   -------      -------    -------    -------    ------   ------
   Total dividends and distributions............................     (0.25)       (0.46)     (0.65)     (0.51)    (0.57)   (0.24)
                                                                   -------      -------    -------    -------    ------   ------
Net asset value, end of period .................................   $ 10.85      $ 11.20    $ 10.88    $ 11.71    $10.86   $10.74
                                                                   =======      =======    =======    =======    ======   ======
Total return ...................................................    (0.87)%(b)     7.26%    (1.53)%     12.80%     6.55%    1.03%(a)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................   $29,108      $29,161    $25,690    $15,646    $3,114   $1,699
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor .........................      1.08%+       1.04%      1.02%      1.08%     1.14%    1.07%+
 Ratio of expenses to average net assets after reimbursement of
   expenses by Advisor .........................................      0.75%+       0.75%      0.75%      0.75%     0.75%    0.75%+
 Ratio of net investment income to average net assets before
   reimbursement of expenses by Advisor ........................      3.50%+       2.93%      3.57%      4.16%     4.62%    5.28%+
 Ratio of net investment income to average net assets after
   reimbursement of expenses by Advisor ........................      3.83%+       3.22%      3.84%      4.49%     5.02%    5.60%+
 Portfolio turnover ............................................       166%(c)      347%(c) 231.21%    142.48%    94.80%   58.66%



See accompanying notes to financial statements.

FIXED INCOME FUND


                                                                                                                 CLASS R1
                                                                                                                YEAR ENDED
                                                                                                                 JUNE 30,
                                                                                                             ----------------
                                                                                              FOR THE SIX
                                                                                             MONTHS ENDED
                                                                                              12/31/05++       2005     2004*
                                                                                             ------------    ------    -------
Net asset value, beginning of period......................................................      $11.20       $10.88    $ 11.11
                                                                                                ------       ------    -------
 Income from investment operations:
 Net investment income....................................................................        0.22(a)      0.39       0.20
 Net realized and unrealized gain (loss) on investments...................................       (0.31)        0.41      (0.24)
                                                                                                ------       ------    -------
   Total from investment operations.......................................................       (0.09)        0.80      (0.04)
                                                                                                ------       ------    -------
 Less dividends and distributions:
 From net investment income...............................................................       (0.21)       (0.38)     (0.19)
 From capital gains.......................................................................       (0.05)       (0.10)        --
                                                                                                ------       ------    -------
   Total dividends and distributions......................................................       (0.26)       (0.48)     (0.19)
                                                                                                ------       ------    -------
Net asset value, end of period............................................................      $10.85       $11.20    $ 10.88
                                                                                                ======       ======    =======
Total return..............................................................................       (0.79)%(b)    7.42%     (0.42)%(a)
Ratios/Supplemental Data
 Net assets, end of period (in 000's).....................................................      $    1       $    1    $     1
 Ratio of expenses to average net assets before reimbursement and recovery of expenses
   by Advisor.............................................................................        0.93%+       0.81%      0.87%+
 Ratio of expenses to average net assets after reimbursement of expenses
   by Advisor.............................................................................        0.60%+       0.50%      0.60%+
 Ratio of net investment income to average net assets before reimbursement of expenses
   by Advisor.............................................................................        3.65%+       3.06%      3.72%+
 Ratio of net investment income to average net assets after reimbursement of expenses by
   Advisor................................................................................        3.98%+       3.36%      3.99%+
 Portfolio turnover.......................................................................         166%(c)      347%(c) 231.21%



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                                                                                 CLASS R2
                                                                                                                YEAR ENDED
                                                                                                                 JUNE 30,
                                                                                                            ----------------
                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                             12/31/05++       2005     2004*
                                                                                            ------------    ------    -------
Net asset value, beginning of period.......................................................    $11.18       $10.88    $ 11.11
                                                                                               ------       ------    -------
 Income from investment operations:
 Net investment income.....................................................................      0.21(a)      0.34       0.18
 Net realized and unrealized gain (loss) on investments....................................     (0.31)        0.41      (0.24)
                                                                                               ------       ------    -------
   Total from investment operations........................................................     (0.10)        0.75      (0.06)
                                                                                               ------       ------    -------
 Less dividends and distributions:
 From net investment income................................................................     (0.19)       (0.35)     (0.17)
 From capital gains........................................................................     (0.05)       (0.10)        --
                                                                                               ------       ------    -------
   Total dividends and distributions.......................................................     (0.24)       (0.45)     (0.17)
                                                                                               ------       ------    -------
Net asset value, end of period.............................................................    $10.84       $11.18    $ 10.88
                                                                                               ======       ======    =======
Total return...............................................................................     (0.83)%(b)    6.97%     (0.58)%(a)
Ratios/Supplemental Data
 Net assets, end of period (in 000's)......................................................    $    1       $    1    $     1
 Ratio of expenses to average net assets before reimbursement and recovery of expenses
   by Advisor..............................................................................      1.18%+       1.06%      1.12%+
 Ratio of expenses to average net assets after reimbursement of expenses
   by Advisor..............................................................................      0.85%+       0.75%      0.85%+
 Ratio of net investment income to average net assets before reimbursement of expenses
   by Advisor..............................................................................      3.40%+       2.73%      3.47%+
 Ratio of net investment income to average net assets after reimbursement of expenses by
   Advisor.................................................................................      3.73%+       3.03%      3.74%+
 Portfolio turnover........................................................................       166%(c)      347%(c) 231.21%

---------------
* Class R1 and R2 commenced operations on January 2, 2004.
**Class Z commenced operations on February 1, 2001.
(a) Per share data based on average shares outstanding during the year.
(b) Total return is not annualized.
(c) The portfolio turnover not including mortgage dollar rolls for the six months ended December 31, 2005 and year ended June 30, 2005 is 43% and 216%, respectively.
+   Annualized.
++  Unaudited.


See accompanying notes to financial statements.

HIGH YIELD FUND


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

LONG-TERM BONDS 95.9%
CORPORATE BONDS 88.8%


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Advertising - 0.3%
Lamar Media Corp.
 6.625%, due 8/15/15 .................................    $500,000    $  501,875
                                                                      ----------
Aerospace & Defense - 0.7%
BE Aerospace, Inc.
 Series B
 8.875%, due 5/1/11 ..................................     635,000       666,750
Moog, Inc.
 6.25%, due 1/15/15 ..................................     330,000       325,050
                                                                      ----------
                                                                         991,800
                                                                      ----------
Airlines - 0.2%
American Airlines, Inc.
 Class A
 7.25%, due 2/5/09 ...................................     350,000       342,125
                                                                      ----------
Auto Components - 1.4%
Accuride Corp.
 8.50%, due 2/1/15 ...................................     310,000       305,350
Commercial Vehicle Group, Inc.
 8.00%, due 7/1/13 (a) ...............................     138,000       136,275
Cooper Standard Automotive, Inc.
 8.375%, due 12/15/14 ................................     495,000       376,200
Dura Operating Corp.
 Series B
 8.625%, due 4/15/12 .................................      86,000        70,950
Rexnord Corp.
 10.125%, due 12/15/12 ...............................     750,000       806,250
Sunstate Equipment Co. LLC
 10.50%, due 4/1/13 (a) ..............................     300,000       303,000
                                                                      ----------
                                                                       1,998,025
                                                                      ----------
Auto Manufacturers - 0.1%
General Motors Corp.
 8.375%, due 7/15/33 (b) .............................     230,000       151,800
                                                                      ----------
Beverages - 0.4%
Le-Natures, Inc.
 10.00%, due 6/15/13 (a) .............................     495,000       519,750
                                                                      ----------
Building Materials & Components - 1.0%
Ahern Rentals, Inc.
 9.25%, due 8/15/13 (a) ..............................     667,000       702,017
Goodman Global Holdings Co., Inc.
 7.491%, due 6/15/12 (a)(d) ..........................     690,000       683,100
                                                                      ----------
                                                                       1,385,117
                                                                      ----------


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
 Building Products - 2.8%
 Building Materials Corp. of America
  Series B
  8.00%, due 10/15/07 ................................   $  200,000   $  202,250
  8.00%, due 12/1/08 .................................      290,000      293,262
 Da-Lite Screen Co., Inc.
  9.50%, due 5/15/11 .................................      545,000      572,250
 ERICO International Corp.
  8.875%, due 3/1/12 .................................      800,000      826,000
 KI Holdings, Inc.
  (zero coupon), due 11/15/14
  9.875%, beginning 11/15/09 .........................      375,000      245,625
 MMI Products
  11.25%, due 4/15/07 ................................      600,000      564,000
 Nortek, Inc.
  8.50%, due 9/1/14 ..................................      616,000      594,440
 NTK Holdings, Inc.
  (zero coupon), due 3/1/14 ..........................      418,000      261,250
 Ply Gem Industries, Inc.
  9.00%, due 2/15/12 .................................      620,000      550,250
                                                                      ----------
                                                                       4,109,327
                                                                      ----------
 Capital Markets - 4.4%
*TRAINS HY-2005-1
  7.651%, due 6/15/15 (a)(e) .........................    6,234,146    6,405,585
                                                                      ----------
 Chemicals - 3.3%
 BCI US Finance Corp.
  9.775%, due 7/15/10 (a)(d) .........................      470,000      475,875
 Compression Polymers Corp.
  10.50%, due 7/1/13 (a) .............................      413,000      400,610
 Huntsman International LLC
  7.875%, due 1/1/15 (a) .............................      530,000      511,450
  9.875%, due 3/1/09 .................................      425,000      448,375
  10.125%, due 7/1/09 ................................      169,000      174,492
 Innophos, Inc.
  9.625%, due 8/15/14 (a) ............................      275,000      277,062
 Invista
  9.25%, due 5/1/12 (a) ..............................      660,000      704,550
 MacDermid, Inc.
  9.125%, due 7/15/11 ................................      425,000      449,969
 PQ Corp.
  7.50%, due 2/15/13 (a) .............................      715,000      664,950
 Rockwood Specialties Group, Inc.
  7.50%, due 11/15/14 ................................      265,000      264,006
  10.625%, due 5/15/11 ...............................      259,000      283,929
 Westlake Chemical Corp.
  8.75%, due 7/15/11 .................................      194,000      207,580
                                                                      ----------
                                                                       4,862,848
                                                                      ----------



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Coal - 0.5%
Massey Energy Co.
 6.875%, due 12/15/13 (a) ...........................    $  725,000   $  731,344
                                                                      ----------
Commercial Banks - 0.5%
UGS Corp.
 10.00%, due 6/1/12 .................................       635,000      692,150
                                                                      ----------
Commercial Services & Supplies - 4.3%
Allied Waste North America
 7.875%, due 4/15/13 (b) ............................     1,090,000    1,125,425
American Color Graphics, Inc.
 10.00%, due 6/15/10 ................................       150,000      104,812
Cardtronics, Inc.
 9.25%, due 8/15/13 (a) .............................       810,000      805,950
Geo Group, Inc. (The)
 8.25%, due 7/15/13 .................................       345,000      337,237
Hertz Corp.
 8.875%, due 1/1/14 (a) .............................       725,000      738,594
Insurance Auto Auctions, Inc.
 11.00%, due 4/1/13 .................................       345,000      362,560
Mac-Gray Corp.
 7.625%, due 8/15/15 ................................       622,000      626,665
Mobile Mini, Inc.
 9.50%, due 7/1/13 ..................................       620,000      681,225
NSP Holdings LLC
 11.75%, due 1/1/12 (c) .............................       137,382      142,877
United Rentals North America, Inc.
 6.50%, due 2/15/12 .................................       580,000      564,775
 7.75%, due 11/15/13 (b) ............................        86,000       83,850
Waste Services, Inc.
 9.50%, due 4/15/14 .................................       610,000      610,000
                                                                      ----------
                                                                       6,183,970
                                                                      ----------
Construction Materials - 0.4%
Texas Industries, Inc.
 7.25%, due 7/15/13 (a) .............................       120,000      124,500
US Concrete, Inc.
 8.375%, due 4/1/14 .................................       500,000      498,750
                                                                      ----------
                                                                         623,250
                                                                      ----------
Containers & Packaging - 2.3%
AEP Industries, Inc.
 7.875%, due 3/15/13 ................................       175,000      171,099
Berry Plastics Corp.
 10.75%, due 7/15/12 ................................       410,000      440,750
Crown Americas, Inc.
 7.625%, due 11/15/13 (a) ...........................       515,000      534,312
Graham Packaging Co., Inc.
 8.50%, due 10/15/12 ................................        90,000       88,650
 9.875%, due 10/15/14 (b) ...........................       265,000      258,375
Jefferson Smurfit Corp.
 8.25%, due 10/1/12 .................................        86,000       82,560
Owens-Brockway Glass Container, Inc.
 7.75%, due 5/15/11 .................................       847,000      884,056


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Containers & Packaging (continued)
Plastipak Holdings, Inc.
 8.50%, due 12/15/15 (a) .............................    $360,000    $  363,600
Port Townsend Paper Corp.
 12.00%, due 4/15/11 (a)(f) ..........................     195,000       124,800
Pregis Corp.
 12.375%, due 10/15/13 (a)(b) ........................     365,000       359,525
                                                                      ----------
                                                                       3,307,727
                                                                      ----------
Diversified Financial Services - 4.1%
Altra Industrial Motion, Inc.
 9.50%, due 12/1/11 (a) ..............................     500,000       485,000
BCP Crystal US Holdings Corp.
 9.625%, due 6/15/14 .................................      80,000        89,000
CCM Merger, Inc.
 8.00%, due 8/1/13 (a) ...............................     591,000       567,360
Cellu Tissue Holdings, Inc.
 9.75%, due 3/15/10 ..................................     355,000       351,450
Chukchansi Economic Development Authority
 8.00%, due 11/15/13 (a) .............................     393,000       403,316
Couche-Tard U.S. L.P.
 7.50%, due 12/15/13 .................................     530,000       545,900
General Motors Acceptance Corp.
 6.125%, due 8/28/07 .................................     475,000       440,314
 6.875%, due 9/15/11 .................................     530,000       483,331
Global Cash Access LLC
 8.75%, due 3/15/12 ..................................     296,000       314,870
Innophos Investments Holdings, Inc.
 12.34%, due 2/15/15 (a)(d) ..........................     299,965       282,342
JOSTENS IH Corp.
 7.625%, due 10/1/12 .................................     580,000       582,900
KRATON Polymers LLC/KRATON Polymers
 Capital Corp.
 8.125%, due 1/15/14 .................................     210,000       201,600
Nalco Finance Holdings, Inc.
 (zero coupon), due 2/1/14
 9.00%, beginning 2/1/09 (b) .........................     430,000       322,500
Rainbow National Services LLC
 8.75%, due 9/1/12 (a) ...............................     265,000       282,225
 10.375%, due 9/1/14 (a) .............................     210,000       235,200
Standard Aero Holdings, Inc.
 8.25%, due 9/1/14 ...................................     377,000       309,140
                                                                      ----------
                                                                       5,896,448
                                                                      ----------
Diversified Telecommunication Services - 2.4%
Cincinnati Bell, Inc.
 8.375%, due 1/15/14 .................................     585,000       575,494
GCI, Inc.
 7.25%, due 2/15/14 ..................................     530,000       524,700
Level 3 Financing, Inc.
 10.75%, due 10/15/11 ................................     200,000       177,500
Qwest Capital Funding, Inc.
 6.875%, due 7/15/28 .................................     925,000       844,062



See accompanying notes to financial statements.


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
 Diversified Telecommunication Services (continued)
 Syniverse Technologies, Inc.
  Series B
  7.75%, due 8/15/13 .................................   $  697,000   $  702,227
 Time Warner Telecommunications
  Holdings, Inc.
  9.25%, due 2/15/14 (b) .............................      635,000      669,925
                                                                      ----------
                                                                       3,493,908
                                                                      ----------
 Electric Utilities - 3.1%
 CMS Energy Corp.
  8.50%, due 4/15/11 .................................    1,040,000    1,132,300
 Mirant North America LLC
  7.375%, due 12/31/13 (a) ...........................      662,000      669,447
*Sierra Pacific Power Co.
  6.25%, due 4/15/12 .................................    1,185,000    1,202,775
 Sierra Pacific Resources
  6.75%, due 8/15/17 (a) .............................      700,000      696,500
 Texas Genco LLC
  6.875%, due 12/15/14 (a) ...........................      795,000      860,587
                                                                      ----------
                                                                       4,561,609
                                                                      ----------
 Electronic Equipment & Instruments - 0.7%
 Itron, Inc.
  7.75%, due 5/15/12 .................................      705,000      719,100
 Sanmina-SCI Corp.
  6.75%, due 3/1/13 (b) ..............................      275,000      261,594
                                                                      ----------
                                                                         980,694
                                                                      ----------
 Energy Equipment & Services - 0.7%
 Newpark Resource
  8.625%, due 12/15/07 ...............................      575,000      575,000
 Pride International, Inc.
  7.375%, due 7/15/14 ................................      430,000      461,175
                                                                      ----------
                                                                       1,036,175
                                                                      ----------
 Food & Staples Retailing - 0.3%
 Stater Brothers Holdings
  8.125%, due 6/15/12 ................................      370,000      366,300
                                                                      ----------
 Food Products - 1.1%
 Del Monte Corp.
  8.625%, due 12/15/12 ...............................      380,000      403,750
 Dole Foods Co., Inc.
  8.875%, due 3/15/11 ................................       32,000       32,800
 Pinnacle Foods Holding Corp.
  8.25%, due 12/1/13 .................................      440,000      419,100
 Reddy Ice Holdings, Inc.
  (zero coupon), due 11/1/12
  10.50%, beginning 11/1/08 (b) ......................      865,000      687,675
                                                                      ----------
                                                                       1,543,325
                                                                      ----------
 Gas Utilities - 0.8%
 ANR Pipeline Co.
  8.875%, due 3/15/10 ................................      620,000      662,603
 Ferrellgas Partners L.P.
  6.75%, due 5/1/14 ..................................      475,000      448,875
                                                                      ----------
                                                                       1,111,478
                                                                      ----------


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Health Care Equipment & Supplies - 0.8%
Fisher Scientific International, Inc.
 6.125%, due 7/1/15 (a) ..............................    $375,000    $  375,000
Fresenius Medical Capital Trust IV
 7.875%, due 6/15/11 .................................     325,000       346,125
Norcross Safety Products LLC
 Series B
 9.875%, due 8/15/11 .................................     400,000       412,000
                                                                      ----------
                                                                       1,133,125
                                                                      ----------
Health Care Providers & Services - 4.8%
Concentra Operating Corp.
 9.125%, due 6/1/12 ..................................     325,000       334,750
 9.50%, due 8/15/10 ..................................     275,000       284,625
HCA, Inc.
 5.75%, due 3/15/14 ..................................     835,000       809,701
 6.375%, due 1/15/15 (b) .............................     720,000       727,800
IASIS Healthcare LLC
 8.75%, due 6/15/14 ..................................     530,000       556,500
National Mentor, Inc.
 9.625%, due 12/1/12 .................................     475,000       496,375
Res-Care, Inc.
 7.75%, due 10/15/13 (a) .............................     589,000       589,000
Service Corp. International
 7.50%, due 6/15/17 (a) ..............................     865,000       858,512
Tenet Healthcare Corp.
 6.50%, due 6/1/12 ...................................     150,000       137,250
 9.25%, due 2/1/15 (a) ...............................     600,000       595,500
 9.875%, due 7/1/14 ..................................     150,000       151,875
Triad Hospitals, Inc.
 7.00%, due 11/15/13 .................................     200,000       200,500
Vanguard Health Holding Co. II
 9.00%, due 10/1/14 ..................................     575,000       610,937
VWR International, Inc.
 6.875%, due 4/15/12 .................................     240,000       238,200
 8.00%, due 4/15/14 ..................................     370,000       368,150
                                                                      ----------
                                                                       6,959,675
                                                                      ----------
Hotels, Restaurants & Leisure - 7.4%
American Casino & Entertainment Properties LLC
 7.85%, due 2/1/12 ...................................     540,000       553,500
Herbst Gaming, Inc.
 8.125%, due 6/1/12 ..................................     620,000       644,800
Inn of the Mountain Gods Resort & Casino
 12.00%, due 11/15/10 ................................     275,000       272,250
Isle of Capri Casinos, Inc.
 7.00%, due 3/1/14 ...................................     225,000       219,375
 9.00%, due 3/15/12 ..................................     400,000       423,000
Majestic Star Casino LLC/ Majestic Star
 Casino Capital Corp. II
 9.75%, due 1/15/11 (a) ..............................     786,000       791,895
Mandalay Resort Group
 6.375%, due 12/15/11 ................................     530,000       526,687
 9.375%, due 2/15/10 (b) .............................      89,000        97,455



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         -----------------------
Hotels, Restaurants & Leisure (continued)
MGM Mirage
 5.875%, due 2/27/14 ................................    $500,000    $   477,500
Mohegan Tribal Gaming Authority
 6.125%, due 2/15/13 ................................     440,000        432,300
 7.125%, due 8/15/14 ................................     300,000        307,125
Pinnacle Entertainment, Inc.
 8.75%, due 10/1/13 (b) .............................     460,000        489,900
San Pasqual Casino
 8.00%, due 9/15/13 (a) .............................     393,000        398,895
Scientific Games Corp.
 6.25%, due 12/15/12 ................................     575,000        565,656
Seneca Gaming Corp.
 7.25%, due 5/1/12 ..................................     450,000        452,812
Six Flags, Inc.
 8.875%, due 2/1/10 .................................     140,000        136,500
 9.75%, due 4/15/13 .................................     160,000        157,000
Station Casinos, Inc.
 6.50%, due 2/1/14 ..................................     650,000        656,500
 6.875%, due 3/1/16 .................................     720,000        736,200
Town Sports International, Inc.
 9.625%, due 4/15/11 ................................     400,000        419,000
Tunica-Biloxi Gaming Authority
 9.00%, due 11/15/15 (a) ............................     393,000        393,000
Turning Stone Casino Resort Enterprise
 9.125%, due 12/15/10 (a) ...........................     245,000        252,350
Vail Resorts, Inc.
 6.75%, due 2/15/14 .................................     370,000        370,000
Worldspan, LP/WS Financing Corp.
 10.59%, due 2/15/11 (d) ............................     523,000        455,010
Wynn Las Vegas LLC
 6.625%, due 12/1/14 ................................     575,000        559,187
                                                                     -----------
                                                                      10,787,897
                                                                     -----------
Household Durables - 3.9%
ALH Finance LLC
 8.50%, due 1/15/13 (b) .............................     691,000        651,267
Beazer Homes USA, Inc.
 6.50%, due 11/15/13 ................................     390,000        370,987
K. Hovnanian Enterprises, Inc.
 8.875%, due 4/1/12 .................................     425,000        441,623
KB Home
 5.75%, due 2/1/14 ..................................     925,000        872,155
Meritage Homes Corp.
 6.25%, due 3/15/15 .................................     812,000        738,920
Norcraft Holdings L.P.
 (zero coupon), due 9/1/12
 9.75%, beginning 9/1/08 ............................     490,000        347,900
Sealy Mattress Co.
 8.25%, due 6/15/14 (b) .............................     575,000        592,250
Simmons Bedding Co.
 7.875%, due 1/15/14 (b) ............................     280,000        259,000
 (zero coupon), due 12/15/14
 10.00%, beginning 12/15/09 (a)(b) ..................     580,000        313,200
Standard Pacific Corp.
 7.00%, due 8/15/15 .................................     500,000        461,250


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
Household Durables (continued)
Stanley-Martin Communities LLC
 9.75%, due 8/15/15 (a) .............................    $  741,000   $  674,310
                                                                      ----------
                                                                       5,722,862
                                                                      ----------
Household Products - 0.9%
Johnsondiversey Holdings, Inc.
 (zero coupon), due 5/15/13
 10.67%, beginning 5/15/07 ..........................     1,050,000      834,750
Spectrum Brands, Inc.
 7.375%, due 2/1/15 .................................       640,000      534,400
                                                                      ----------
                                                                       1,369,150
                                                                      ----------
Iron & Steel - 0.3%
Chaparral Steel Co.
 10.00%, due 7/15/13 ................................       378,000      407,295
                                                                      ----------
IT Services - 1.3%
Activant Solutions, Inc.
 10.054%, due 4/1/10 (a)(d) .........................       175,000      180,469
 10.50%, due 6/15/11 ................................       635,000      695,325
Iron Mountain, Inc.
 8.625%, due 4/1/13 .................................       530,000      552,525
Sungard Data Systems, Inc.
 9.125%, due 8/15/13 (a) ............................       515,000      533,025
                                                                      ----------
                                                                       1,961,344
                                                                      ----------
Leisure Equipment & Products - 0.8%
Leslie's Poolmart
 7.75%, due 2/1/13 ..................................       560,000      561,400
True Temper Sports, Inc.
 8.375%, due 9/15/11 ................................       750,000      675,000
                                                                      ----------
                                                                       1,236,400
                                                                      ----------
Machinery - 1.4%
Columbus McKinnon Corp.
 8.875%, due 11/1/13 (a) ............................       927,000      964,080
Gardner Denver, Inc.
 8.00%, due 5/1/13 ..................................       445,000      467,250
Mueller Group, Inc.
 10.00%, due 5/1/12 .................................       135,000      143,437
Mueller Holdings, Inc.
 (zero coupon), due 4/15/14
 14.75%, beginning 4/15/09 ..........................       425,000      319,813
Terex Corp.
 7.375%, due 1/15/14 ................................        86,000       85,140
                                                                      ----------
                                                                       1,979,720
                                                                      ----------
Machinery & Engineering - 0.3%
Douglas Dynamics LLC
 7.75%, due 1/15/12 (a) .............................       440,000      424,600
                                                                      ----------
Media - 8.6%
Adelphia Communications Corp.
 10.875%, due 10/1/10 (g) ...........................       635,000      355,600
Affinity Group, Inc.
 9.00%, due 2/15/12 .................................       450,000      449,438
 10.875%, due 2/15/12 (c) ...........................       250,222      243,028



See accompanying notes to financial statements.


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
 Media (continued)
 AMC Entertainment, Inc.
  8.59%, due 8/15/10 (d) .............................   $  223,000   $  229,411
 CBD Media Holdings
  9.25%, due 7/15/12 .................................      675,000      675,000
*CCH I LLC
  11.00%, due 10/1/15 (a) ............................    1,411,000    1,185,240
 Charter Communications Operation LLC
  8.00%, due 4/30/12 (a) .............................      200,000      199,000
 CSC Holdings Inc.
  7.00%, due 4/15/12 (a) .............................      635,000      600,075
  7.625%, due 7/15/18 ................................      635,000      603,250
 Dex Media, Inc.
  8.00%, due 11/15/13 ................................      395,000      402,900
  (zero coupon), due 11/15/13
  9.00%, beginning 11/15/08 ..........................      560,000      445,200
 DirectTV Holdings, Inc.
  8.375%, due 3/15/13 ................................      402,000      432,150
 Echostar DBS Corp.
  5.75%, due 10/1/08 .................................      630,000      617,400
 Emmis Communications Corp.
  10.366%, due 6/15/12 (d) ...........................      570,000      572,138
 Houghton Mifflin Co.
  (zero coupon), due 10/15/13
  11.50%, beginning 10/15/08 .........................      710,000      557,350
 Mediacom Broadband LLC
  8.50%, due 10/15/15 (a)(b) .........................      400,000      370,500
  11.00%, due 7/15/13 ................................      420,000      451,500
 Medianews Group, Inc.
  6.875%, due 10/1/13 ................................      480,000      459,000
 PanAmSat Corp.
  9.00%, due 8/15/14 .................................      349,000      365,578
 PanAmSat Holding Corp.
  (zero coupon), due 11/1/14
  10.375%, beginning 11/1/09 .........................      110,000       77,000
 Radio One, Inc.
  6.375%, due 2/15/13 ................................      720,000      699,300
 River Rock Entertainment Authority
  9.75%, due 11/1/11 .................................      300,000      323,250
 Salem Communciations Corp.
  7.75%, due 12/15/10 ................................      475,000      492,219
 Vertis, Inc.
  10.875%, due 6/15/09 ...............................      200,000      197,000
  13.50%, due 12/7/09 (a) ............................      200,000      162,000
 Warner Music Group
  7.375%, due 4/15/14 ................................      450,000      446,625
 WMG Holdings Corp.
  (zero coupon), due 12/15/14
  9.50%, beginning 12/15/09 ..........................      354,000      247,800
 Young Broadcasting, Inc.
  8.75%, due 1/15/14 .................................      100,000       88,125
  10.00%, due 3/1/11 (b) .............................      475,000      444,719


                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
 Media (continued)
 Zeus Special Subsidiary, Ltd.
  (zero coupon), due 2/1/15
  9.25%, beginning 2/1/10 (a) .......................   $  260,000   $   170,950
                                                                     -----------
                                                                      12,562,746
                                                                     -----------
 Metals & Mining - 0.6%
 Century Alluminum Co.
  7.50%, due 8/15/14 ................................      475,000       467,875
 International Steel Group, Inc.
  6.50%, due 4/15/14 ................................      350,000       350,000
                                                                     -----------
                                                                         817,875
                                                                     -----------
 Multiline Retail - 0.6%
 JC Penney Corp., Inc.
  8.00%, due 3/1/10 .................................      600,000       657,148
 Neiman-Marcus Group, Inc.
  9.00%, due 10/15/15 (a)(b) ........................      203,000       207,568
                                                                     -----------
                                                                         864,716
                                                                     -----------
 Multi-Utilities & Unregulated Power - 6.4%
 AES Corp. (The)
  8.75%, due 5/15/13 (a) ............................      780,000       849,225
 Aquila, Inc.
  7.625%, due 11/15/09 ..............................      485,000       494,700
 Calpine Corp.
  8.75%, due 7/15/13 (a)(g) .........................      250,000       205,000
*Dynegy Holdings, Inc.
  10.125%, due 7/15/13 (a) ..........................    1,180,000     1,333,399
*Edison Mission Energy
  10.00%, due 8/15/08 ...............................    1,410,000     1,543,950
 NorthWestern Corp.
  5.875%, due 11/1/14 ...............................      305,000       305,573
 NRG Energy, Inc.
  8.00%, due 12/15/13 ...............................      536,683       598,402
 Reliant Energy, Inc.
  6.75%, due 12/15/14 ...............................      530,000       462,425
  9.50%, due 7/15/13 ................................      275,000       275,688
*Sonat, Inc.
  7.625%, due 7/15/11 ...............................    1,770,000     1,800,975
*Williams Cos, Inc.
  7.625%, due 7/15/19 ...............................    1,400,000     1,501,500
                                                                     -----------
                                                                       9,370,837
                                                                     -----------
 Oil & Gas - 4.8%
 Chaparral Energy, Inc.
  8.50%, due 12/1/15 (a) ............................      725,000       750,375
 Chesapeake Energy Corp.
  6.50%, due 8/15/17 (a) ............................      500,000       502,500
  6.625%, due 1/15/16 ...............................      285,000       288,563
  6.875%, due 1/15/16 ...............................      400,000       410,000
 Comstock Resources, Inc.
  6.875%, due 3/1/12 ................................      385,000       376,819
 Denbury Resources, Inc.
  7.50%, due 12/15/15 ...............................      552,000       558,900



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
 Oil & Gas (continued)
 Encore Acquisition Co.
  7.25%, due 12/1/17 .................................   $  575,000   $  569,250
 MarkWest Energy Partners L.P.
  6.875%, due 11/1/14 (a) ............................      800,000      736,000
 Pacific Energy Partners L.P.
  6.25%, due 9/15/15 (a) .............................    1,134,000    1,116,990
 Swift Energy Co.
  7.625%, due 7/15/11 ................................      275,000      280,500
  9.375%, due 5/1/12 .................................      300,000      322,500
 Targa Resources, Inc.
  8.50%, due 11/1/13 (a) .............................      725,000      743,125
 Whiting Petroleum Corp.
  7.00%, due 2/1/14 (a) ..............................      295,000      295,738
                                                                      ----------
                                                                       6,951,260
                                                                      ----------
 Paper & Forest Products - 1.7%
 Appleton Papers, Inc.
  8.125%, due 6/15/11 ................................      475,000      461,938
 Buckeye Technologies, Inc.
  8.00%, due 10/15/10 ................................      475,000      451,250
*Georgia-Pacific Corp.
  8.125%, due 5/15/11 ................................    1,625,000    1,627,031
                                                                      ----------
                                                                       2,540,219
                                                                      ----------
 Personal Products - 0.5%
 Aearo Co., I
  8.25%, due 4/15/12 .................................      725,000      735,875
                                                                      ----------
 Pharmaceuticals - 1.4%
 AmerisourceBergen Corp.
  5.875%, due 9/15/15 (a) ............................      500,000      504,375
*NBTY, Inc.
  7.125%, due 10/1/15 (a) ............................    1,286,000    1,224,915
 Omnicare, Inc.
  6.875%, due 12/15/15 ...............................      367,000      372,505
                                                                      ----------
                                                                       2,101,795
                                                                      ----------
 Real Estate - 1.5%
 American Real Estate Partners L.P.
  7.125%, due 2/15/13 (a) ............................      770,000      770,000
 Ashton Woods USA LLC
  9.50%, due 10/1/15 (a) .............................      968,000      872,410
 Host Marriott L.P.
  7.125%, due 11/1/13 (b) ............................      530,000      551,200
                                                                      ----------
                                                                       2,193,610
                                                                      ----------
 Semiconductors & Semiconductor Equipment - 0.1%
 Amkor Technology, Inc.
  7.75%, due 5/15/13 .................................       86,000       74,820
                                                                      ----------
 Specialized Services - 0.4%
 Crystal US Holdings 3 LLC
  (zero coupon), due 10/1/14
  10.50%, beginning 10/1/09 (a) ......................      330,000      240,075
 K&F Acquisition, Inc.
  7.75%, due 11/15/14 ................................      380,000      383,800
                                                                      ----------
                                                                         623,875
                                                                      ----------


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -------------------------
Specialty Retail - 1.2%
Asbury Automotive Group, Inc.
 9.00%, due 6/15/12 ...............................    $  430,000   $    430,000
Lazydays RV Center, Inc.
 11.75%, due 5/15/12 ..............................       530,000        536,625
Nebraska Book Co., Inc.
 8.625%, due 3/15/12 ..............................       250,000        230,000
Petro Stopping Centers L.P.
 9.00%, due 2/15/12 ...............................       580,000        582,900
                                                                    ------------
                                                                       1,779,525
                                                                    ------------
Telecommunications - 0.3%
American Cellular Corp.
 Series B
 10.00%, due 8/1/11 ...............................       169,000        183,365
CCO Holdings LLC
 8.75%, due 11/15/13 ..............................       200,000        190,500
Valor Telecommunications Enterprise LLC
 7.75%, due 2/15/15 ...............................        65,000         67,925
                                                                    ------------
                                                                         441,790
                                                                    ------------
Transportation Infrastructure - 0.4%
Great Lakes Dredge & Dock Corp.
 7.75%, due 12/15/13 (b) ..........................       200,000        180,250
Hornbeck Offshore Services, Inc.
 Series B
 6.125%, due 12/1/14 ..............................       370,000        360,750
                                                                    ------------
                                                                         541,000
                                                                    ------------
Wireless Telecommunication Services - 2.6%
Alamosa Delaware, Inc.
 8.50%, due 1/31/12 ...............................       530,000        573,063
American Tower Corp.
 7.125%, due 10/15/12 .............................       805,000        829,150
Dobson Cellular Systems
 9.875%, due 11/1/12 ..............................        71,000         78,278
Dobson Communications Corp.
 8.875%, due 10/1/13 ..............................        89,000         88,778
Nextel Communications, Inc.
 7.375%, due 8/1/15 ...............................       330,000        348,255
Nextel Partners, Inc.
 8.125%, due 7/1/11 ...............................       400,000        427,500
Rural Cellular Corp.
 8.25%, due 3/15/12 ...............................       135,000        142,425
 9.75%, due 1/15/10 (b) ...........................       150,000        151,500
SBA Telecommunications, Inc.
 (zero coupon), due 12/15/11
 9.75%, beginning 12/15/07 ........................     1,053,000        976,658
US Unwired, Inc.
 Series B
 10.00%, due 6/15/12 ..............................       175,000        196,875
                                                                    ------------
                                                                       3,812,482
                                                                    ------------
Total Corporate Bonds
 (Cost $131,457,321) ..............................                  129,191,123
                                                                    ------------



See accompanying notes to financial statements.


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         -----------------------
 FOREIGN CORPORATE BONDS 7.1%
 Chemicals - 0.4%
 Nova Chemicals Corp.
  6.50%, due 1/15/12 .................................   $  580,000   $  561,875
                                                                      ----------
 Commercial Services & Supplies - 0.1%
 Ashtead Holdings PLC
  8.625%, due 8/1/15 (a) .............................      135,000      142,088
                                                                      ----------
 Diversified Financial Services - 1.3%
 Dollarama Group L.P.
  8.875%, due 8/15/12 (a)(b) .........................      676,000      662,480
 JSG Funding PLC
  9.625%, due 10/1/12 ................................      845,000      845,000
 Nell AF SARL
  8.375%, due 8/15/15 (a)(b) .........................      370,000      366,300
                                                                      ----------
                                                                       1,873,780
                                                                      ----------
 Electronic Equipment & Instruments - 0.4%
 Flextronics International, Ltd.
  6.50%, due 5/15/13 .................................      530,000      538,613
                                                                      ----------
 Food & Staples Retailing - 0.2%
 Jean Coutu Group (PJC), Inc.
  8.50%, due 8/1/14 (b) ..............................      315,000      288,225
                                                                      ----------
 Hotels, Restaurants & Leisure - 1.4%
 Intrawest Corp.
  7.50%, due 10/15/13 ................................      475,000      480,938
*Kerzner International, Ltd.
  6.75%, due 10/1/15 (a)(b) ..........................    1,225,000    1,191,313
 Royal Caribbean Cruises, Ltd.
  6.875%, due 12/1/13 ................................      400,000      423,656
                                                                      ----------
                                                                       2,095,907
                                                                      ----------
 Machinery - 0.2%
 MAAX Corp.
  9.75%, due 6/15/12 .................................      420,000      331,800
                                                                      ----------
 Metals & Mining - 0.7%
 Novelis, Inc.
  7.50%, due 2/15/15 (a) .............................      520,000      484,900
 Russel Metals, Inc.
  6.375%, due 3/1/14 .................................      525,000      509,250
                                                                      ----------
                                                                         994,150
                                                                      ----------
 Oil & Gas - 0.4%
 Compton Petroleum Corp.
  7.625%, due 12/1/13 (a) ............................      515,000      526,588
                                                                      ----------
 Paper & Forest Products - 0.9%
 Abitibi-Consolidated, Inc.
  6.00%, due 6/20/13 .................................      425,000      360,188
 Bowater Canada Finance
  7.95%, due 11/15/11 ................................      445,000      431,650
 Fraser Papers, Inc.
  8.75%, due 3/15/15 (a) .............................      240,000      208,800
 Tembec Industries, Inc.
  8.50%, due 2/1/11 (b) ..............................       86,585       48,055
  8.625%, due 6/30/09 (b) ............................      425,000      242,250
                                                                      ----------
                                                                       1,290,943
                                                                      ----------


                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                        ------------------------
Semiconductors & Semiconductor Equipment - 0.4%
Magnachip Semiconductor S.A.
 7.741%, due 12/15/11 (d) ..........................    $585,000    $    593,775
                                                                    ------------
Wireless Telecommunication Services - 0.7%
Inmarsat Finance PLC
 7.625%, due 6/30/12 ...............................     293,000         302,156
Inmarsat Finance PLC
 (zero coupon), due 11/15/12
 10.375%, beginning 11/15/08 .......................     125,000         104,219
Intelsat Bermuda, Ltd.
 8.695%, due 1/15/12 (a)(d) ........................     600,000         609,750
                                                                    ------------
                                                                       1,016,125
                                                                    ------------
Total Foreign Corporate Bonds
 (Cost $10,860,409) ................................                  10,253,869
                                                                    ------------
Total Long-Term Bonds
 (Cost $142,317,730) ...............................                 139,444,992
                                                                    ------------



                                                              SHARES
                                                              ------
PREFERRED STOCKS 1.1%
Media - 1.1%
Haights Cross Communication, Inc.
 16.00% Class B (h)(i) ...................................    6,286      330,015
Paxson Communications Corp.
 14.25% (c)(j) ...........................................       85      739,500
Spanish Broadcasting System, Inc.
 10.75% Series B .........................................      479      518,518
                                                                       ---------
                                                                       1,588,033
                                                                       ---------
Total Preferred Stocks
 (Cost $1,456,615) .......................................             1,588,033
                                                                       ---------



                                                              NUMBER
                                                            OF WARRANTS
                                                            -----------
WARRANTS 0.0% ++
Machinery - 0.0% ++
Mueller Holdings, Inc.
 Strike Price $0.001
 Expire 4/15/14 (a)(j) .................................         235      95,234
                                                                          ------
Media - 0.0% ++
Haights Cross Communication, Inc.
 Strike Price $0.001
 Expire 12/10/11 (h)(i)(j)(k) ..........................           7           0(l)
 Preferred Class A
 Strike Price $0.001
 Expire 12/10/11 (h)(i)(j)(k) ..........................       6,225          62
                                                                          ------
                                                                              62
                                                                          ------
Total Warrants
 (Total Cost $10,555) ..................................                  95,296
                                                                          ------



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS




                                                       SHARES           VALUE
                                                       -------------------------
COMMON STOCK 0.1%
Chemicals - 0.1%
Huntsman Corp. (j) ................................         5,871       $101,099
                                                                        --------
Total Common Stock
 (Cost $43,855) ...................................                      101,099
                                                                        --------



                                                       PRINCIPAL
                                                         AMOUNT
                                                       ----------
SHORT-TERM INVESTMENTS  9.0%
Commercial Paper - 1.2%
CIESCO, Inc.
 4.295%, due 1/26/06 (m) ..........................    $1,742,635      1,742,635
                                                                       ---------
Total Commercial Paper
 (Cost $1,742,635) ................................                    1,742,635
                                                                       ---------



                                                          SHARES
                                                          -------
Investment Company - 0.5%
BGI Institutional Money
 Market Fund (m) .................................        777,822        777,822
                                                                         -------
Total Investment Company
 (Cost $777,822) ..................................                      777,822
                                                                         -------



                                                       PRINCIPAL
                                                         AMOUNT
                                                       ----------
Time Deposits - 6.3%
Credit Suisse First Boston Corp.
 4.24%, due 1/20/06 (m) ...........................    $3,049,612      3,049,612
Dexia Group
 4.265%, due 1/6/06 (m) ...........................     1,742,635      1,742,635
Toronto Dominion Bank
 4.30%, due 1/26/06 (m) ...........................     2,178,294      2,178,294
UBS AG
 4.29%, due 1/12/06 (m) ...........................     2,178,294      2,178,294
                                                                    ------------
Total Time Deposits
 (Cost $9,148,835) ................................                    9,148,835
                                                                    ------------
U.S. Government Agency - 1.0%
Federal Home Loan Bank
 (Discount Note)
 3.87%, due 1/12/06 ...............................     1,465,000      1,463,110
                                                                    ------------
Total U.S. Government Agency
 (Cost $1,463,110) ................................                    1,463,110
                                                                    ------------
Total Short-Term Investments
 (Cost $13,132,402) ...............................                   13,132,402
                                                                    ------------
Total Investments
 (Cost $156,961,157) (o) ..........................         106.1%   154,361,822
Liabilities in Excess of
 Cash and Other Assets ............................          (6.1)    (8,900,540)
                                                       ----------   ------------
Net Assets ........................................         100.0%  $145,461,282
                                                       ==========   ============

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
++   Less than one tenth of a percent.

(a) May be sold to institutional investors only. The total market value of these securities at December 31, 2005 is $44,719,575 which represents 30.7% of the Fund's net assets.
(b)  Represents security, or a portion thereof, which is out on loan.
(c) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.
(d) Floating/variable rate. Rate shown is the rate in effect at December 31, 2005.
(e) Target Return Index Securities Trust. Static portfolio comprised of 70 bullet High Yield bonds selected from the Lehman Brothers High Yield Index.
(f) 195 Units - each unit reflects $1,000 principal amount of zero coupon Senior Notes plus 1 warrant to aquire 0.6902 shares of common stock at $0.01 per share at a future date.
(g)  Issue in default.
(h) Illiquid security. The total market value of these securities at December 31, 2005 is $330,077 which represents 0.2% of the Fund's net assets.
(i) Restricted security. The total market value of these securities at December 31, 2005 is $330,077, which represents 0.2% of the Fund's net assets.
(j)  Non-income producing security.
(k) Fair Valued security. The total market value of this security at December 31, 2005 is $62, which represents less than 0.1% of the Fund's net assets.
(l)  Less than one dollar.
(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o) Aggregate cost for federal income tax purposes is $156,961,177, and net unrealized depreciation is as follows:


   Gross unrealized appreciation ................................   $ 1,737,999
   Gross unrealized depreciation ................................    (4,337,354)
                                                                    -----------
   Net unrealized depreciation ..................................   $(2,599,355)
                                                                    ===========



See accompanying notes to financial statements.

HIGH YIELD FUND



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)



ASSETS:
 Investments in securities at value
   (cost $156,961,157) Including $11,380,098 market value of
   securities loaned ............................................   $154,361,822
 Cash-interest bearing accounts .................................         25,430
 Dividends and interest receivable ..............................      2,834,910
 Other assets ...................................................          2,886
                                                                    ------------
   Total assets .................................................    157,225,048
                                                                    ------------
LIABILITIES:
 Securities lending collateral ..................................     11,669,292
 Payable to Advisor, net ........................................         60,646
 Administration fees payable ....................................          6,313
 Accounting fees payable ........................................          4,675
 Transfer Agent fees payable ....................................          3,689
 Accrued expenses ...............................................         19,151
                                                                    ------------
   Total liabilities ............................................     11,763,766
                                                                    ------------
 Net Assets                                                         $145,461,282
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $149,091,933
 Accumulated undistributed net investment
  income ........................................................        322,984
 Accumulated net realized loss on investments ...................     (1,354,300)
 Net unrealized depreciation on investments .....................     (2,599,335)
                                                                    ------------
                                                                    $145,461,282
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $145,461,282
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     14,596,753
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       9.97
                                                                    ============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(Unaudited)


INVESTMENT INCOME:
 Interest ........................................................   $ 5,675,450
 Dividends .......................................................        25,749
 Income from securities loaned - net .............................        17,262
                                                                     -----------
   Total investment income .......................................     5,718,461
                                                                     -----------
Expenses:
 Investment advisory fees (Note F) ...............................       373,509
 Administration fees .............................................        35,131
 Accounting fees .................................................        24,591
 Insurance fees ..................................................        15,844
 Legal fees ......................................................        15,279
 Trustees fees ...................................................        14,764
 Custodian fees ..................................................         9,577
 Auditing fees ...................................................         7,058
 Report to shareholder expense ...................................         5,971
 Transfer agent fees .............................................         2,504
 Miscellaneous expenses ..........................................        14,304
                                                                     -----------
   Total expenses ................................................       518,532
                                                                     -----------
Net investment income ............................................     5,199,929
                                                                     -----------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS:
 Net realized loss on investments ................................    (1,170,584)
 Net change in unrealized depreciation on
   investments ...................................................    (1,440,706)
                                                                     -----------
 Net realized and unrealized loss on investments .................    (2,611,290)
                                                                     -----------
Increase in net assets from operations ...........................   $ 2,588,639
                                                                     ===========

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



HIGH YIELD FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2005


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED   PERIOD ENDED
                                                    12/31/2005        6/30/2005
                                                 ----------------   ------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $  5,199,929     $  5,939,946
 Net realized gain (loss) on investments ....        (1,170,584)           1,556
 Net change in unrealized depreciation on
  investments ...............................        (1,440,706)        (425,768)
                                                   ------------     ------------
 Increase in net assets from operations .....         2,588,639        5,515,734
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................        (5,104,013)      (5,828,372)
 From capital gains:
   Class McMorgan shares.....................          (185,264)        (336,393)
                                                   ------------     ------------
 Total dividends and distributions to
  shareholders ..............................        (5,289,277)      (6,164,765)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        26,503,519       66,740,076
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares.....................         4,922,516        6,164,761
                                                   ------------     ------------
                                                     31,426,035       72,904,837
 Cost of shares redeemed:
   Class McMorgan shares.....................        (8,249,925)      (3,160,084)
                                                   ------------     ------------
 Increase in net assets derived from capital
  share transactions ........................        23,176,110       69,744,753
                                                   ------------     ------------
 Total increase in net assets ...............        20,475,472       69,095,722
Net assets:
 Beginning of period ........................       124,985,810       55,890,088
                                                   ------------     ------------
 End of period (including undistributed net
  investment income of $322,984 and $227,068,
  respectively) .............................      $145,461,282     $124,985,810
                                                   ============     ============



See accompanying notes to financial statements.

HIGH YIELD FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                                          CLASS MCMORGAN
                                                                                                     -------------------------
                                                                                      FOR THE         FOR THE        FOR THE
                                                                                 SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                                                    12/31/2005++      6/30/2005     6/30/2004*
                                                                                 ----------------    ----------   ------------
Net asset value, beginning of period.........................................      $       10.14     $     9.94    $     10.00
                                                                                   -------------     ----------    -----------
 Income from investment operations:
 Net investment income.......................................................               0.37           0.72           0.48
 Net realized and unrealized gain (loss) on investments......................              (0.16)          0.25          (0.06)
                                                                                   -------------     ----------    -----------
   Total from investment operations..........................................               0.21           0.97           0.42
                                                                                   -------------     ----------    -----------
 Less dividends and distributions:
 From net investment income..................................................              (0.37)         (0.72)         (0.48)
 From capital gains..........................................................              (0.01)         (0.05)            --
                                                                                   -------------     ----------    -----------
   Total dividends and distributions.........................................              (0.38)         (0.77)         (0.48)
                                                                                   -------------     ----------    -----------
Net asset value, end of period...............................................      $        9.97     $    10.14    $      9.94
                                                                                   =============     ==========    ===========
Total return.................................................................               2.12%(a)       9.94%          4.23%(a)
Ratios/Supplemental Data
 Net assets, at end of period (in 000's).....................................      $     145,461     $  124,986    $    55,890
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by
   Advisor...................................................................               0.74%+         0.75%          0.81%+
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor......................................               0.74%+         0.75%          0.75%+
 Ratio of net investment income to average net
   assets before reimbursement of expenses by
   Advisor...................................................................               7.40%+         7.24%          7.62%+
 Ratio of net investment income to average net
   assets after reimbursement of expenses by
   Advisor...................................................................               7.40%+         7.24%          7.68%+
 Portfolio turnover..........................................................                 16%            86%         40.00%

---------------
*   The Fund commenced operations on November 3, 2003.
(a) Total return is not annualized.
+   Annualized.
++  Unaudited.


See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



BALANCED FUND




PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

COMMON STOCKS 64.1%


                                                               SHARES     VALUE
                                                               -----------------
Consumer Discretionary - 5.0%
 Abercrombie & Fitch Co. Class A ..........................       709   $ 46,213
 Advance Auto Parts, Inc. (a) .............................       465     20,209
 Aeropostale, Inc. (a) ....................................       126      3,314
 American Eagle Outfitters, Inc. ..........................       176      4,044
 American Greetings Corp. Class A .........................       819     17,993
 AnnTaylor Stores Corp. (a) ...............................       387     13,359
 Apollo Group, Inc. Class A (a) ...........................       132      7,981
 ArvinMeritor, Inc. .......................................       161      2,317
 AutoNation, Inc. (a) .....................................     1,111     24,142
 AutoZone, Inc. (a) .......................................       716     65,693
 Barnes & Noble, Inc. .....................................       721     30,765
 Best Buy Co., Inc. .......................................     2,182     94,873
 Big Lots, Inc. (a) .......................................       193      2,318
 Black & Decker Corp. (The) ...............................       178     15,479
 Borders Group, Inc. ......................................       579     12,547
 Boyd Gaming Corp. ........................................       154      7,340
 Brinker International, Inc. ..............................       853     32,977
 Brunswick Corp. ..........................................       222      9,027
 Career Education Corp. (a) ...............................       381     12,847
 Catalina Marketing Corp. .................................       186      4,715
 CBRL Group, Inc. .........................................       379     13,322
 CCE Spinco, Inc. (When Issued) (a) .......................         1          8
 Chico's FAS, Inc. (a) ....................................       413     18,143
 Circuit City Stores, Inc. ................................       456     10,301
 Claire's Stores, Inc. ....................................       612     17,883
 Clear Channel Communications, Inc. .......................     4,176    131,335
 Coach, Inc. (a) ..........................................     1,642     54,744
 Comcast Corp. Class A (a)(b) .............................       311      8,074
 Dana Corp. ...............................................       310      2,226
 Darden Restaurants, Inc. .................................     1,713     66,601
 Dillards, Inc. Class A (b) ...............................       453     11,243
 Dollar Tree Stores, Inc. (a)(b) ..........................     1,071     25,640
 Eastman Kodak Co. (b) ....................................       470     10,998
 Education Management Corp. (a) ...........................       359     12,030
 Emmis Communciations Corp. Class A (a) ...................       426      8,482
 Entercom Communications Corp. (a) ........................       148      4,391
 Federated Department Stores, Inc. ........................     1,566    103,873
 Ford Motor Co. (b) .......................................    22,319    172,303
 Furniture Brands International, Inc. .....................       522     11,656
 GameStop Corp. Class A (a)(b) ............................        53      1,686
 Gannett Co., Inc. ........................................     1,497     90,673
 Gap, Inc. (The) (b) ......................................     4,426     78,075
 General Motors Corp. (b) .................................     4,376     84,982
 Genuine Parts Co. (b) ....................................       673     29,558
 Goodyear Tire & Rubber Co. (The) (a)(b) ..................     2,107     36,620
 GTECH Holdings Corp. .....................................     1,058     33,581
 H&R Block, Inc. ..........................................     1,419     34,836
 Harley-Davidson, Inc. (b) ................................     2,387    122,907
 Hasbro, Inc. .............................................     1,447     29,200
 Hilton Hotels Corp. ......................................     1,588     38,287


                                                             SHARES      VALUE
                                                             -------------------
Consumer Discretionary (continued)
 Home Depot, Inc. (The) .................................    6,355    $  257,250
 J.C. Penney Co., Inc. Holding Co. ......................    2,096       116,538
 Jones Apparel Group, Inc. ..............................      709        21,780
 Knight Ridder, Inc. ....................................      159        10,065
 Lear Corp. (b) .........................................      155         4,411
 Limited Brands, Inc. (b) ...............................    1,966        43,940
 Marriott International, Inc. Class A ...................      258        17,278
 Maytag Corp. ...........................................      544        10,238
 McGraw-Hill Cos., Inc. (The) ...........................    1,461        75,431
 Media General, Inc. Class A ............................       49         2,484
 Michaels Stores, Inc. ..................................      892        31,550
 Modine Manufacturing Co. ...............................      135         4,400
 Newell Rubbermaid, Inc. ................................    3,294        78,331
 Nike, Inc. Class B .....................................      304        26,384
 Nordstrom, Inc. ........................................    2,764       103,374
 Office Depot, Inc. (a) .................................    3,737       117,342
 OfficeMax, Inc. ........................................      270         6,847
 Omnicom Group, Inc. ....................................      781        66,487
 O'Reilly Automotive, Inc. (a) ..........................      219         7,010
 Pacific Sunwear of California, Inc. (a) ................      456        11,364
 Payless ShoeSource, Inc. (a) ...........................      840        21,084
 Polo Ralph Lauren Corp. ................................      138         7,747
 RadioShack Corp. .......................................      620        13,039
 Reader's Digest Association, Inc. (The) ................      424         6,453
 Reebok International, Ltd. .............................      195        11,355
 Rent-A-Center, Inc. (a) ................................      867        16,352
 Ross Stores, Inc. (b) ..................................      392        11,329
 Ruby Tuesday, Inc. .....................................      377         9,761
 Ryland Group, Inc. (The) ...............................       97         6,997
 Saks, Inc. (a) .........................................    1,177        19,844
 Sears Holdings Corp. (a)(b) ............................      394        45,519
 Sherwin-Williams Co. (The) .............................       55         2,498
 Sotheby's Holdings, Inc. Class A (a) ...................      103         1,891
 Staples, Inc. ..........................................    2,610        59,273
 Target Corp. ...........................................    3,027       166,394
 Tiffany & Co. (b) ......................................      320        12,253
 Timberland Co. Class A (a) .............................      219         7,128
 Time Warner, Inc. ......................................    2,496        43,530
 TJX Cos., Inc. (The) ...................................      970        22,533
 Toll Brothers, Inc. (a) ................................    1,264        43,785
 Tupperware Corp. .......................................      553        12,387
 Visteon Corp. (a) ......................................      483         3,024
 Walt Disney Co. (The) ..................................      208         4,986
 Wendy's International, Inc. ............................      264        14,589
 Westwood One, Inc. .....................................      258         4,205
 Whirlpool Corp. ........................................      285        23,872
 Yum! Brands, Inc. ......................................    2,779       130,280
                                                                      ----------
                                                                       3,426,423
                                                                      ----------
Consumer Staples - 4.3%
 Albertson's, Inc. ......................................    3,946        84,247
 Altria Group, Inc. .....................................    4,110       307,099
 Archer-Daniels-Midland Co. .............................    6,344       156,443
 Brown-Forman Corp. Class B .............................      141         9,774





See accompanying notes to financial statements.


                                                             SHARES      VALUE
                                                             -------------------
Consumer Staples (continued)
 Church & Dwight Co., Inc. ..............................       250   $    8,257
 Clorox Co. (The) .......................................     1,250       71,113
 Coca-Cola Co. (The) ....................................     5,626      226,784
 Coca-Cola Enterprises, Inc. ............................     1,147       21,988
 Colgate-Palmolive Co. ..................................     1,281       70,263
 ConAgra Foods, Inc. ....................................       570       11,560
 Constellation Brands, Inc. Class A (a) .................       449       11,777
 Dean Foods Co. (a) .....................................     1,816       68,391
 Energizer Holdings, Inc. (a) ...........................       744       37,044
 General Mills, Inc. ....................................     2,643      130,353
 J.M. Smucker Co. (The) .................................       134        5,896
 Kellogg Co. (The) ......................................       635       27,445
 Kimberly-Clark Corp. ...................................     5,756      343,345
 Kroger Co. (The) (a) ...................................     4,670       88,170
 McCormick & Co., Inc. ..................................     1,139       35,218
 Pepsi Bottling Group, Inc. (The) .......................     1,420       40,626
 PepsiCo, Inc. ..........................................     1,489       87,970
 Procter & Gamble Co. (The) .............................    10,243      592,865
 Reynolds American, Inc. (b) ............................       330       31,459
 Safeway, Inc. ..........................................     3,621       85,673
 SUPERVALU, Inc. ........................................     1,323       42,971
 Tyson Foods, Inc. Class A (b) ..........................     1,552       26,539
 UST, Inc. ..............................................       612       24,988
 Wal-Mart Stores, Inc. ..................................     4,922      230,350
 Whole Foods Market, Inc. ...............................       300       23,217
                                                                      ----------
                                                                       2,901,825
                                                                      ----------
Energy - 7.1%
 Amerada Hess Corp. (b) .................................       852      108,051
 Anadarko Petroleum Corp. (b) ...........................     2,131      201,912
 Arch Coal, Inc. ........................................       109        8,666
 BJ Services Co. ........................................       487       17,858
 Burlington Resources, Inc. .............................     4,056      349,627
 Chevron Corp. ..........................................     4,264      242,067
 ConocoPhillips .........................................     6,939      403,711
 Cooper Cameron Corp. (a) ...............................       825       34,155
 Devon Energy Corp. .....................................     5,421      339,029
 El Paso Corp. (b) ......................................       760        9,242
 EOG Resources, Inc. ....................................       482       35,364
*ExxonMobil Corp. .......................................    24,636    1,383,803
 Forest Oil Corp. (a) ...................................        43        1,960
 Grant Prideco, Inc. (a) ................................       275       12,133
 Helmerich & Payne, Inc. ................................       617       38,198
 Kerr-McGee Corp. .......................................     1,370      124,478
 Marathon Oil Corp. .....................................     2,985      181,995
 Newfield Exploration Co. (a) ...........................       846       42,359
 Occidental Petroleum Corp. .............................     4,732      377,992
 Overseas Shipholding Group, Inc. .......................        54        2,721
 Patterson-UTI Energy, Inc. .............................       388       12,785
 Peabody Energy Corp. ...................................       420       34,616
 Pioneer Natural Resources Co. ..........................       898       46,040
 Plains Exploration & Production Co. (a) ................       340       13,508
 Pogo Producing Co. (b) .................................       582       28,989
 Pride International, Inc. (a) ..........................       613       18,850
 Schlumberger Ltd. ......................................       728       70,725
 Southwestern Energy Co. (a) ............................        60        2,156


                                                             SHARES      VALUE
                                                             -------------------
Energy  (continued)
 Sunoco, Inc. (b) .......................................     1,646   $  129,013
 Transocean, Inc. (a) ...................................     2,665      185,724
 Valero Energy Corp. ....................................     6,769      349,280
 Williams Cos., Inc. (The) ..............................     2,719       62,999
                                                                      ----------
                                                                       4,870,006
                                                                      ----------
Financials - 14.7%
 A.G. Edwards, Inc. .....................................       452       21,181
 ACE, Ltd. ..............................................     3,392      181,268
 AFLAC, Inc. ............................................     6,017      279,309
 Allstate Corp. (The) ...................................     2,485      134,364
 American Express Co. ...................................    10,052      517,276
 American Financial Group, Inc. .........................       383       14,673
 American International Group, Inc. .....................     6,379      435,239
 AmeriCredit Corp. (a) ..................................     1,706       43,725
 Ameriprise Financial, Inc. .............................     1,902       77,974
 AmerUs Group Co. .......................................       339       19,211
 AON Corp. ..............................................     3,789      136,215
 Apartment Investment &
   Management Co. Class A (REIT) (g).....................       220        8,331
 Arthur J. Gallagher & Co. ..............................       257        7,936
 Bank of America Corp. ..................................     1,329       61,333
 Bank of Hawaii Corp. ...................................       195       10,050
 Bank of New York Co., Inc. (The) .......................     3,015       96,028
 BB&T Corp. (b) .........................................     4,828      202,341
 Capital One Financial Corp. ............................     1,631      140,918
 Charles Schwab Corp. (The) .............................     8,017      117,609
 Chubb Corp. (The) ......................................     2,086      203,698
 CIT Group, Inc. ........................................     2,134      110,499
 Citigroup, Inc. ........................................    13,990      678,935
 City National Corp. ....................................        91        6,592
 Comerica, Inc. .........................................     2,029      115,166
 Compass Bancshares, Inc. ...............................       710       34,286
 Countrywide Financial Corp. ............................     1,213       41,472
 Cullen/Frost Bankers, Inc. .............................       180        9,662
 E*Trade Financial Corp. (a) ............................     4,345       90,637
 Equity Office Properties Trust (REIT) (g) ..............       895       27,145
 Everest Re Group Ltd. ..................................       363       36,427
 Fannie Mae .............................................     4,705      229,651
 Federated Investors, Inc. ..............................       651       24,113
 Fidelity National Financial, Inc. ......................       776       28,549
 First American Corp. ...................................       162        7,339
 Franklin Resources, Inc. ...............................     1,144      107,547
 Freddie Mac ............................................       551       36,008
 Goldman Sachs Group, Inc. (The) ........................       398       50,829
 Hanover Insurance Group, Inc. (The) ....................       110        4,595
 Hartford Financial Services
   Group, Inc. (The) (b).................................       861       73,951
 HCC Insurance Holdings, Inc. ...........................       626       18,580
 Highwood Properties, Inc. (REIT) (g) ...................       123        3,499
 Horace Mann Educators Corp. ............................       256        4,854
 Huntington Bancshares, Inc. (b) ........................       467       11,091
 Independence Community Bank Corp. ......................       938       37,267
 IndyMac Bancorp, Inc. ..................................       130        5,073
 Janus Capital Group, Inc. ..............................     2,366       44,079
 Jefferies Group, Inc. (b) ..............................       191        8,591
 JPMorgan Chase & Co. ...................................     6,125      243,101



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                            SHARES      VALUE
                                                            --------------------
Financials (continued)
 KeyCorp ...............................................     2,736   $    90,096
 LaBranche & Co., Inc. (a)(b) ..........................       140         1,415
 Legg Mason, Inc. ......................................     1,339       160,265
 Lehman Brothers Holdings, Inc. (b) ....................     1,455       186,487
 Lincoln National Corp. ................................       463        24,553
 Loews Corp. ...........................................     1,046        99,213
 Longview Fibre Co. (REIT) (g) .........................       223         4,641
 MBIA, Inc. (b) ........................................       588        35,374
 MBNA Corp. ............................................    38,324     1,040,880
 Merrill Lynch & Co., Inc. .............................     1,516       102,679
 MetLife, Inc. .........................................     8,658       424,242
 Moody's Corp. .........................................     1,558        95,692
 Morgan Stanley Co. ....................................     4,686       265,884
 National City Corp. ...................................     6,957       233,546
 New Plan Excel Realty Trust (REIT) (g) ................       401         9,295
 Northern Trust Corp. ..................................       727        37,673
 Old Republic International Corp. ......................       309         8,114
 PMI Group, Inc. (The) .................................       210         8,625
 Potlatch Corp. (REIT) (g) .............................       177         9,023
 Principal Financial Group, Inc. .......................     3,433       162,827
 Progressive Corp. (The) ...............................     2,040       238,231
 Protective Life Corp. .................................       857        37,511
 Prudential Financial, Inc. ............................     5,318       389,224
 Public Storage, Inc. (REIT) (b)(g) ....................       683        46,253
 Radian Group, Inc. ....................................       699        40,954
 Raymond James Financial, Inc. .........................       255         9,606
 Rayonier, Inc. (REIT) (g) .............................       164         6,535
 Regions Financial Corp. ...............................       760        25,962
 SAFECO Corp. ..........................................       712        40,228
 St. Paul Travelers Cos., Inc. (The) ...................     8,168       364,865
 StanCorp Financial Group, Inc. ........................       212        10,589
 State Street Corp. ....................................     1,298        71,961
 SunTrust Banks, Inc. ..................................       750        54,570
 SVB Financial Group (a) ...............................        53         2,483
 T. Rowe Price Group, Inc. .............................       508        36,591
 Torchmark Corp. .......................................       444        24,686
 U.S. Bancorp ..........................................       567        16,948
 Unizan Financial Corp. ................................     1,309        34,767
 UnumProvident Corp. ...................................     3,544        80,626
 W.R. Berkley Corp. ....................................     1,400        66,668
 Wachovia Corp. ........................................       618        32,667
 Waddell & Reed Financial, Inc. Class A ................       320         6,710
 Washington Mutual, Inc. ...............................     4,895       212,933
 Wells Fargo & Co. .....................................     3,982       250,189
 Wilmington Trust Corp. ................................       301        11,712
 XL Capital, Ltd. Class A ..............................     1,137        76,611
 Zions Bancorp .........................................       185        13,979
                                                                     -----------
                                                                      10,002,800
                                                                     -----------
Health Care - 8.5%
 Aetna, Inc. ...........................................     3,484       328,576
 Allergan, Inc. ........................................       298        32,172
 AmerisourceBergen Corp. ...............................     2,542       105,239
 Amgen, Inc. (a) .......................................     6,269       494,373
 Applera Corp.- Applied
   Biosystems Group (b).................................       894        23,745


                                                             SHARES      VALUE
                                                             -------------------
Health Care  (continued)
 Apria Healthcare Group, Inc. (a) .......................       281   $    6,775
 Bausch & Lomb, Inc. (b) ................................       306       20,777
 Baxter International, Inc. .............................     4,650      175,073
 Beckman Coulter, Inc. ..................................       128        7,283
 Becton, Dickinson & Co. ................................       427       25,654
 Biogen Idec, Inc. (a) ..................................       575       26,065
 Cardinal Health, Inc. (b) ..............................     5,167      355,231
 Caremark Rx, Inc. (a) ..................................     3,632      188,101
 Chiron Corp. (a) .......................................       138        6,135
 CIGNA Corp. ............................................     1,058      118,179
 Community Health Systems, Inc. (a) .....................       539       20,665
 Coventry Health Care, Inc. (a) .........................     1,188       67,668
 Cytyc Corp. (a) ........................................       260        7,340
 Forest Laboratories, Inc. (a) ..........................     4,076      165,812
 Guidant Corp. ..........................................       459       29,720
 HCA, Inc. ..............................................     3,547      179,124
 Health Net, Inc. (a) ...................................     1,373       70,778
 Hospira, Inc. (a) ......................................     1,500       64,170
 Humana, Inc. (a) .......................................     1,926      104,640
 Intuitive Surgical, Inc. (a) ...........................        80        9,382
 Invitrogen Corp. (a) ...................................       107        7,130
 Johnson & Johnson ......................................     8,831      530,743
 King Pharmaceuticals, Inc. (a) .........................     2,421       40,963
 Lincare Holdings, Inc. (a) .............................       580       24,308
 Manor Care, Inc. .......................................       608       24,180
 McKesson Corp. .........................................     2,375      122,526
 Medco Health Solutions, Inc. (a) .......................       573       31,973
 Merck & Co., Inc. ......................................    15,131      481,317
 Mylan Laboratories, Inc. ...............................       566       11,297
 Omnicare, Inc. .........................................       241       13,790
 PerkinElmer, Inc. ......................................       482       11,356
 Pfizer, Inc. ...........................................    40,815      951,806
 Techne Corp. (a) .......................................       406       22,797
 Tenet Healthcare Corp. (a) .............................     1,075        8,235
 Thermo Electron Corp. (a) ..............................       322        9,702
 Triad Hospitals, Inc. (a) ..............................       365       14,319
 UnitedHealth Group, Inc. ...............................    10,455      649,674
 Universal Health Services, Inc. Class B (b) ............       695       32,484
 Varian Medical Systems, Inc. (a) .......................     1,404       70,677
 Varian, Inc. (a) .......................................       128        5,093
 Vertex Pharmaceuticals, Inc. (a)(b) ....................       193        5,340
 Waters Corp. (a) .......................................       187        7,069
 Watson Pharmaceuticals, Inc. (a) .......................       820       26,658
 Wellpoint, Inc. (a) ....................................       642       51,225
                                                                      ----------
                                                                       5,787,339
                                                                      ----------
Industrials - 5.9%
 3M Co. .................................................       148       11,470
 Adesa, Inc. ............................................       205        5,006
 Alaska Air Group, Inc. (a) .............................       181        6,465
 Alexander & Baldwin, Inc. ..............................       192       10,414
 Allied Waste Industries, Inc. (a)(b) ...................     1,427       12,472
 Boeing Co. (The) .......................................     7,368      517,528
 Brink's Co. (The) ......................................       124        5,941
 Burlington Northern Santa Fe Corp. .....................     1,877      132,929
 C.H. Robinson Worldwide, Inc. ..........................       666       24,662
 Cendant Corp. ..........................................    10,267      177,106



See accompanying notes to financial statements.


                                                             SHARES      VALUE
                                                             -------------------
Industrials (continued)
 CNF, Inc. ..............................................       300   $   16,767
 Corporate Executive Board Co. ..........................       213       19,106
 CSX Corp. ..............................................       927       47,064
 Cummins, Inc. ..........................................       397       35,623
 Dun & Bradstreet Corp. (a) .............................       577       38,636
 Eaton Corp. ............................................       338       22,676
 Emerson Electric Co. ...................................       623       46,538
 Equifax, Inc. ..........................................     1,346       51,175
 Federal Signal Corp. ...................................       187        2,807
 FedEx Corp. ............................................       457       47,249
 Fluor Corp. ............................................       231       17,847
 GATX Corp. .............................................       403       14,540
*General Electric Co. ...................................    33,792    1,184,410
 Goodrich Corp. .........................................       707       29,058
 Granite Construction, Inc. .............................       195        7,002
 Herman Miller, Inc. ....................................       146        4,116
 HNI Corp. ..............................................       328       18,017
 Honeywell International, Inc. ..........................     1,954       72,787
 Illinois Tool Works, Inc. ..............................       584       51,386
 Ingersoll-Rand Co. Class A .............................       904       36,494
 Joy Global, Inc. .......................................       666       26,640
 Lockheed Martin Corp. ..................................     4,555      289,835
 Masco Corp. ............................................     5,210      157,290
 Monster Worldwide, Inc. (a)(b) .........................       477       19,471
 MSC Industrial Direct Co. Class A ......................       209        8,406
 Navistar International Corp. (a) .......................       149        4,264
 Nordson Corp. ..........................................       200        8,102
 Norfolk Southern Corp. .................................     3,939      176,585
 Parker Hannifin Corp. ..................................       812       53,560
 Precision Castparts Corp. ..............................     1,363       70,617
 Quanta Services, Inc. (a)(b) ...........................     1,376       18,122
 Raytheon Co. ...........................................     1,717       68,938
 Republic Services, Inc. ................................       745       27,975
 Robert Half International, Inc. ........................       911       34,518
 Rockwell Collins, Inc. .................................       991       46,052
 Ryder System, Inc. .....................................       524       21,494
 Southwest Airlines Co. .................................     1,546       25,401
 SPX Corp. ..............................................       155        7,094
 Stericycle, Inc. (a) ...................................       102        6,006
 Swift Transportation Co., Inc. (a) .....................       522       10,597
 Teleflex, Inc. .........................................       312       20,274
 Textron, Inc. ..........................................       498       38,336
 United Parcel Service, Inc. Class B ....................       470       35,321
 United Rentals, Inc. (a)(b) ............................       614       14,361
 Waste Management, Inc. .................................     5,621      170,597
                                                                      ----------
                                                                       4,027,147
                                                                      ----------
Information Technology - 11.5%
 Activision, Inc. (a) ...................................       612        8,409
 Acxiom Corp. ...........................................     1,029       23,667
 ADC Telecommunications, Inc. (a)(b) ....................       265        5,920
 Adtran, Inc. ...........................................       404       12,015
 Advanced Micro Devices, Inc. (a) .......................     1,480       45,288
 Agilent Technologies, Inc. (a) .........................     3,653      121,608
 Apple Computer, Inc. (a) ...............................     3,141      225,806
 Arrow Electronics, Inc. (a) ............................     1,422       45,547


                                                             SHARES      VALUE
                                                             -------------------
Information Technology (continued)
 Autodesk, Inc. .........................................     1,663   $   71,426
 Avnet, Inc. (a) ........................................     1,186       28,393
 BMC Software, Inc. (a) .................................     2,648       54,258
 Cadence Design Systems, Inc. (a)(b) ....................       638       10,795
 CDW Corp. ..............................................       138        7,945
 Ceridian Corp. (a) .....................................       911       22,638
 Cisco Systems, Inc. (a) ................................    40,578      694,695
 Citrix Systems, Inc. (a) ...............................       751       21,614
 Cognizant Technology Solutions Corp. (a) ...............       299       15,055
 CommScope, Inc. (a) ....................................        83        1,671
 Computer Sciences Corp. (a) ............................     2,224      112,623
 Compuware Corp. (a) ....................................     4,598       41,244
 Corning, Inc. (a) ......................................    11,538      226,837
 CSG Systems International, Inc. (a) ....................       609       13,593
 Dell, Inc. (a) .........................................    10,703      320,983
 DST Systems, Inc. (a)(b) ...............................       546       32,711
 Dycom Industries, Inc. (a) .............................       229        5,038
 Fair Isaac Corp. (b) ...................................       501       22,129
 Fairchild Semiconductor
   International, Inc. (a)...............................       271        4,583
 First Data Corp. .......................................     9,345      401,928
 Fiserv, Inc. (a) .......................................       284       12,289
 Freescale Semiconductor, Inc. Class B (a) ..............     4,722      118,853
 Harris Corp. ...........................................       353       15,183
 Hewlett-Packard Co. ....................................    21,595      618,265
 Imation Corp. ..........................................       405       18,658
 Intel Corp. ............................................    34,786      868,259
 International Business Machines Corp. ..................     9,322      766,268
 Intersil Corp. Class A .................................       601       14,953
 Intuit, Inc. (a) .......................................     1,766       94,128
 Lam Research Corp. (a) .................................       822       29,329
 Lexmark International, Inc. (a) ........................       726       32,547
 LSI Logic Corp. (a) ....................................     3,133       25,064
 McAfee, Inc. (a) .......................................     1,929       52,334
 MEMC Electronic Materials, Inc. (a) ....................       236        5,232
 Mercury Interactive Corp. (a) ..........................       194        5,391
 Micron Technology, Inc. (a) ............................     5,021       66,830
*Microsoft Corp. ........................................    40,351    1,055,179
 MoneyGram International, Inc. ..........................       145        3,782
 Motorola, Inc. .........................................    19,761      446,401
 MPS Group, Inc. (a) ....................................       393        5,372
 National Semiconductor Corp. ...........................     4,126      107,193
 Novell, Inc. (a) .......................................     3,812       33,660
 Novellus Systems, Inc. (a) .............................       226        5,451
 NVIDIA Corp. (a)(b) ....................................       632       23,106
 Parametric Technology Corp. (a) ........................     1,201        7,326
 Plexus Corp. (a) .......................................       284        6,458
 Powerwave Technologies, Inc. (a)(b) ....................       848       10,659
 QLogic Corp. (a) .......................................       306        9,948
 Qualcomm, Inc. .........................................        87        3,748
 Reynolds & Reynolds Co. (The) Class A ..................       204        5,726
 Sabre Holdings Corp. Class A ...........................       571       13,767
 SanDisk Corp. (a) ......................................       416       26,133
 Sanmina-SCI Corp. (a) ..................................     3,203       13,645
 Scientific-Atlanta, Inc. ...............................       226        9,734
 Siebel Systems, Inc. ...................................     1,044       11,046
 Silicon Laboratories, Inc. (a) .........................        75        2,750



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                             SHARES      VALUE
                                                             -------------------
Information Technology (continued)
 Solectron Corp. (a) ....................................    11,667   $   42,701
 Sun Microsystems, Inc. (a) .............................     6,749       28,278
 Sybase, Inc. (a) .......................................       418        9,137
 Symantec Corp. (a) .....................................     2,714       47,495
 Synopsys, Inc. (a) .....................................     1,774       35,586
 Tech Data Corp. (a) ....................................        96        3,809
 Tellabs, Inc. (a) ......................................       757        8,251
 Texas Instruments, Inc. ................................    15,144      485,668
 Unisys Corp. (a) .......................................       658        3,836
 Western Digital Corp. (a) ..............................       401        7,463
 Xerox Corp. (a) (b) ....................................     2,166       31,732
                                                                      ----------
                                                                       7,847,042
                                                                      ----------
Materials - 1.1%
 E.I. du Pont de Nemours & Co. ..........................     1,771       75,268
 Eastman Chemical Co. ...................................       163        8,409
 FMC Corp. (a) ..........................................       157        8,348
 Freeport-McMoran Copper &
   Gold, Inc. Class B (b)................................     2,156      115,993
 International Paper Co. ................................       240        8,066
 Louisiana-Pacific Corp. (b) ............................       560       15,383
 Lyondell Chemical Co. (b) ..............................       802       19,104
 Martin Marietta Materials, Inc. ........................       566       43,424
 MeadWestvaco Corp. .....................................     1,533       42,970
 Monsanto Co. ...........................................       451       34,966
 Nucor Corp. (b) ........................................       434       28,956
 Olin Corp. .............................................       278        5,471
 Pactiv Corp. (a) .......................................     1,425       31,350
 Phelps Dodge Corp. .....................................     1,171      168,472
 Rohm & Haas Co. ........................................       322       15,591
 Scotts Miracle-Gro Co. (The) Class A ...................       277       12,531
 Sensient Technologies Corp. ............................       491        8,789
 Steel Dynamics, Inc. ...................................       194        6,889
 United States Steel Corp. ..............................       625       30,044
 Vulcan Materials Co. ...................................     1,063       72,018
 Weyerhaeuser Co. .......................................       297       19,703
                                                                      ----------
                                                                         771,745
                                                                      ----------
Telecommunication Services - 2.5%
 AT&T, Inc. .............................................    24,877      609,238
 CBS Corp. Class B (a) ..................................         1           13
 CenturyTel, Inc. .......................................     1,572       52,128
 Cincinnati Bell, Inc. (a) ..............................     2,923       10,260
 Citizens Communications Co. ............................     2,586       31,627
 Qwest Communications
   International, Inc. (a)(b)............................    15,604       88,163
 Sprint Nextel Corp. ....................................     9,571      223,579
 Telephone & Data Systems, Inc. .........................       155        5,585
 Verizon Communications, Inc. ...........................    13,683      412,132
 Viacom, Inc. Class B (a) ...............................     7,371      303,296
                                                                      ----------
                                                                       1,736,021
                                                                      ----------
Utilities - 3.5%
 AES Corp. (The) (a) ....................................     3,386       53,600
 Allegheny Energy, Inc. (a) .............................     1,557       49,279
 Alliant Energy Corp. ...................................       457       12,814


                                                            SHARES      VALUE
                                                            --------------------
Utilities (continued)
 American Electric Power Co., Inc. (b) .................    4,718    $   174,991
 Black Hills Corp. .....................................       72          2,492
 CenterPoint Energy, Inc. (b) ..........................    3,023         38,846
 Cinergy Corp. .........................................    7,171        304,481
 CMS Energy Corp. (a) ..................................      860         12,479
 Constellation Energy Group, Inc. ......................    1,370         78,912
 DPL, Inc. .............................................      491         12,771
 Edison International ..................................    3,886        169,468
 Entergy Corp. .........................................    2,256        154,874
 Equitable Resources, Inc. .............................    1,212         44,468
 FirstEnergy Corp. .....................................    2,314        113,363
 Great Plains Energy, Inc. .............................      162          4,530
 MDU Resources Group, Inc. .............................      728         23,835
 National Fuel Gas Co. .................................      327         10,199
 Nicor, Inc. (b) .......................................      547         21,503
 NiSource, Inc. ........................................      842         17,564
 Pepco Holdings, Inc. ..................................      436          9,753
 PG&E Corp. ............................................    4,449        165,147
 Pinnacle West Capital Corp. (b) .......................      169          6,988
 Public Service Enterprise Group, Inc. .................    6,302        409,441
 Puget Energy, Inc. ....................................      207          4,227
 Questar Corp. .........................................      512         38,758
 SCANA Corp. ...........................................      705         27,763
 Sierra Pacific Resources (a) ..........................    1,049         13,679
 Southern Co. (The) (b) ................................    2,727         94,163
 TECO Energy, Inc. .....................................      401          6,889
 TXU Corp. .............................................    5,640        283,072
 Westar Energy, Inc. ...................................      146          3,139
 Wisconsin Energy Corp. ................................      510         19,921
 Xcel Energy, Inc. .....................................      195          3,600
                                                                     -----------
                                                                       2,387,009
                                                                     -----------
Total Common Stocks
 (Cost $40,739,707) ....................................              43,757,357
                                                                     -----------
FIXED INCOME SECURITIES 34.6%
CORPORATE ASSET-BACKED SECURITIES 0.9%



                                                             PRINCIPAL
                                                              AMOUNT
                                                             ---------
Financials - 0.9%
Accredited Mortgage Loan Trust
 Series 2005-2 Class A2A
 4.479%, due 7/25/35 (c)(h) .............................    $145,728    145,712
Merrill Lynch Mortgage Investors, Inc.
 Series 2005-WMC2 Class A2A
 4.469%, due 4/25/36 (c)(h) .............................      67,577     67,585
Novastar Home Equity Loan
 Series 2005-2 Class A2A
 4.469%, due 10/25/35 (c)(h) ............................     235,140    235,149
Soundview Home Equity Loan Trust
 Series 2005-2 Class A1
 4.479%, due 7/25/35 (c)(h) .............................     172,061    172,045
                                                                         -------
Total Corporate Asset-Backed Securities
 (Cost $620,505) ........................................                620,491
                                                                         -------



See accompanying notes to financial statements.


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
CORPORATE BONDS 10.7%
Consumer Discretionary - 1.5%
AT&T Broadband Corp.
 9.455%, due 11/15/22 ................................    $ 90,000    $  117,918
Cox Communications, Inc.
 7.75%, due 11/1/10 ..................................     290,000       314,090
DaimlerChrysler North American
 Holding Corp.
 7.30%, due 1/15/12 ..................................     225,000       242,776
Office Depot, Inc.
 6.25%, due 8/15/13 ..................................     120,000       122,619
Tele-Communications, Inc.
 9.80%, due 2/1/12 ...................................      90,000       108,576
Time Warner, Inc.
 7.625%, due 4/15/31 .................................     130,000       144,774
                                                                      ----------
                                                                       1,050,753
                                                                      ----------
Consumer Staples - 0.4%
Diageo Finance B.V.
 5.30%, due 10/28/15 .................................     115,000       115,927
Safeway, Inc.
 4.95%, due 8/16/10 ..................................     150,000       146,082
                                                                      ----------
                                                                         262,009
                                                                      ----------
Energy - 1.0%
Anadarko Finance Corp.
 6.75%, due 5/1/11 ...................................      75,000        81,145
Dominion Resources, Inc.
 5.15%, due 7/15/15 ..................................     135,000       130,791
Kinder Morgan, Inc.
 6.50%, due 9/1/12 ...................................     185,000       195,986
Pacific Gas & Electric Co.
 4.20%, due 3/1/11 ...................................     130,000       124,650
Progress Energy, Inc.
 7.10%, due 3/1/11 ...................................     115,000       124,076
                                                                      ----------
                                                                         656,648
                                                                      ----------
Financials - 6.2%
Aegon N.V.
 4.75%, due 6/1/13 ...................................      50,000        48,730
Ameriprise Financial, Inc.
 5.35%, due 11/15/10 .................................      35,000        35,240
Capital One Bank
 6.50%, due 6/13/13 ..................................      80,000        84,995
Capital One Financial Corp.
 6.25%, due 11/15/13 .................................      25,000        26,078
Caterpillar Financial Services Corp.
 4.30%, due 6/1/10 ...................................     150,000       146,003
CIT Group, Inc.
 5.75%, due 9/25/07 ..................................     385,000       390,356
Citigroup, Inc.
 5.625%, due 8/27/12 .................................     370,000       381,363
Credit Suisse First Boston USA, Inc.
 5.125%, due 8/15/15 .................................     170,000       168,357
EOP Operating L.P.
 7.00%, due 7/15/11 ..................................     110,000       117,738


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ----------------------
Financials (continued)
Ford Motor Credit Co.
 7.25%, due 10/25/11 .................................    $ 90,000    $   77,747
 7.375%, due 10/28/09 ................................     240,000       212,853
General Motors Acceptance Corp.
 6.875%, due 9/15/11 .................................      75,000        68,396
 7.75%, due 1/19/10 ..................................      50,000        46,694
Goldman Sachs Group, Inc. (The)
 4.50%, due 6/15/10 ..................................      55,000        53,749
 5.25%, due 4/1/13 ...................................     125,000       125,177
HSBC Finance Corp.
 6.75%, due 5/15/11 ..................................     200,000       214,634
iStar Financial, Inc. (REIT)
 5.15%, due 3/1/12 (g) ...............................     145,000       140,426
 5.375%, due 4/15/10 (g) .............................      55,000        54,509
Jefferies Group, Inc.
 5.50%, due 3/15/16 ..................................      60,000        59,268
 7.75%, due 3/15/12 ..................................      45,000        50,039
JPMorgan Chase & Co.
 5.125%, due 9/15/14 .................................     205,000       202,932
 7.125%, due 6/15/09 .................................     135,000       143,976
MBNA America Bank NA
 7.125%, due 11/15/12 ................................     160,000       178,864
Merrill Lynch & Co., Inc.
 4.79%, due 8/4/10 ...................................      95,000        93,931
MetLife, Inc.
 5.50%, due 6/15/14 ..................................     135,000       138,021
Residential Capital Corp.
 6.375%, due 6/30/10 .................................     230,000       233,706
Simon Property Group, L.P. (REIT)
 5.10%, due 6/15/15 (g) ..............................      30,000        29,015
 6.35%, due 8/28/12 (g) ..............................     145,000       153,601
 6.375%, due 11/15/07 (g) ............................     165,000       168,604
Textron Financial Corp.
 4.125%, due 3/3/08 ..................................     135,000       132,924
Wachovia Bank NA
 4.80%, due 11/1/14 ..................................     250,000       242,634
                                                                      ----------
                                                                       4,220,560
                                                                      ----------
Industrials - 0.5%
International Lease Finance Corp.
 4.875%, due 9/1/10 ..................................     210,000       207,151
 5.875%, due 5/1/13 ..................................     100,000       103,484
                                                                      ----------
                                                                         310,635
                                                                      ----------
Information Technology - 0.2%
First Data Corp.
 5.625%, due 11/1/11 .................................     170,000       171,153
                                                                      ----------
Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31 ...................................      80,000       105,985
British Telecommunications PLC
 8.375%, due 12/15/10 ................................     220,000       250,439
Sprint Capital Corp.
 7.625%, due 1/30/11 .................................      15,000        16,541
 8.75%, due 3/15/32 ..................................     190,000       252,145
                                                                      ----------
                                                                         625,110
                                                                      ----------
Total Corporate Bonds
 (Cost $7,468,809) ...................................                 7,296,868
                                                                      ----------



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS




                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              ------------------------
 U.S. GOVERNMENT SECURITIES 21.0%
 U.S. GOVERNMENT AGENCY OBLIGATIONS 10.1%
 Federal Home Loan Bank - 0.5%
  4.50%, due 5/21/07......................    $  325,000   $   323,859
                                                           -----------
 Federal Home Loan Mortgage Corporation - 1.5%
* 2.375%, due 2/15/07.....................     1,080,000     1,052,111
                                                           -----------
 Federal National Mortgage Association - 8.1%
* 4.375%, due 3/15/13.....................     1,545,000     1,504,410
  4.75%, due 12/15/10.....................       525,000       525,006
  5.00%, due 1/1/36 TBA (d)...............       700,000       678,125
* 5.50%, due 1/1/36 TBA (d)...............     2,175,000     2,153,250
  6.50%, due 9/1/33.......................       618,984       636,270
                                                           -----------
                                                             5,497,061
                                                           -----------
 Total U.S. Government Agency Obligations
  (Cost $6,908,386).......................                   6,873,031
                                                           -----------
 U.S. TREASURY OBLIGATIONS 10.9%
 United States Treasury Bond - 2.0%
* 5.25%, due 2/15/29......................     1,225,000     1,336,734
                                                           -----------
 United States Treasury Notes - 6.3%
* 2.00%, due 5/15/06......................     2,750,000     2,726,796
* 4.25%, due 8/15/13......................     1,600,000     1,585,688
                                                           -----------
                                                             4,312,484
                                                           -----------
 United States Treasury Note TII - 1.6%
* 1.875%, due 7/15/13.....................     1,133,177     1,117,684
                                                           -----------
 United States Treasury Strip - 1.0%
 (zero coupon), due 8/15/17...............     1,120,000       662,520
                                                           -----------
 Total U.S. Treasury Obligations
  (Cost $7,476,746).......................                   7,429,422
                                                           -----------
 Total U.S. Government Securities
  (Cost $14,385,132)......................                  14,302,453
                                                           -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
 Federal Home Loan Mortgage Corporation - 0.1%
  6.00%, due 11/15/27.....................        42,657        43,055
                                                           -----------
 Financials - 1.9%
 Greenwich Capital Commercial Funding Corp.
 Series 2005-GG5 Class A5
  5.224%, due 4/10/37 (c).................       420,000       421,860
 Series 2004-GG1Class A7
  5.317%, due 6/10/36 (c).................       350,000       353,286
 GS Mortgage Securities Corp.
  Series 2005-GG4 Class A4
  4.761%, due 7/10/39.....................       300,000       291,077
  Series 2004-GG2 Class A6
  5.396%, due 8/10/38 (c).................       250,000       253,603
                                                           -----------
                                                             1,319,826
                                                           -----------
 Total Collateralized Mortgage Obligations
  (Cost $1,341,774).......................                   1,362,881
                                                           -----------
 Total Fixed Income Securities
  (Cost $23,816,220)......................                  23,582,693
                                                           -----------


                                                          SHARES        VALUE
                                                        ------------------------
INVESTMENT COMPANY 0.0%++
Capital Markets - 0.0%++
S&P 500 Index-SPDR Trust,
 Series 1 (b)(e) ...................................            90   $    11,199
                                                                     -----------
Total Investment Company
 (Cost $11,041) ....................................                      11,199
                                                                     -----------
                                                        PRINCIPAL
                                                          AMOUNT
                                                        ----------
SHORT-TERM INVESTMENTS 7.1%
Commercial Paper - 0.6%
CIESCO, Inc.
 4.295%, due 1/26/06 (f) ...........................    $  406,660       406,660
                                                                     -----------
Total Commercial Paper
 (Cost $406,660) ...................................                     406,660
                                                                     -----------
                                                          SHARES
                                                        ----------
Investment Company - 0.3%
BGI Institutional Money
 Market Fund (f) ...................................       181,512       181,512
                                                                     -----------
Total Investment Company
 (Cost $181,512) ...................................                     181,512
                                                                     -----------
                                                        PRINCIPAL
                                                          AMOUNT
                                                        ----------
Time Deposits - 3.1%
Credit Suisse First Boston Corp.
 4.24%, due 1/20/06 (f) ............................    $  711,654       711,654
Dexia Group
 4.265%, due 1/6/06 (f) ............................       406,660       406,660
Toronto Dominion Bank
 4.30%, due 1/26/06 (f) ............................       508,325       508,325
UBS AG
 4.29%, due 1/12/06 (f) ............................       508,325       508,325
                                                                     -----------
Total Time Deposits
 (Cost $2,134,964) .................................                   2,134,964
                                                                     -----------
U.S Government Agencies - 3.1%
Federal Home Loan Mortgage Corporation
 (Discount Note)
 3.092%, due 1/13/06 (h) ...........................       460,000       459,472
Federal National Mortgage Association
 (Discount Note)
 4.001%, due 2/13/06 (h) ...........................     1,640,000     1,632,156
                                                                     -----------
Total U.S. Government Agencies
 (Cost $2,091,628) .................................                   2,091,628
                                                                     -----------
Total Short-Term Investments
 (Cost $4,814,764) .................................                   4,814,764
                                                                     -----------
Total Investments
 (Cost $69,381,732) (i) ............................         105.8%   72,166,013
Liabilities in Excess of Cash
 and Other Assets ..................................          (5.8)   (3,951,844)
                                                        ----------   -----------
Net Assets .........................................         100.0%  $68,214,169
                                                        ==========   ===========



See accompanying notes to financial statements.

* Among the Fund's largest holdings, excluding short-term investments. May be subject to change daily.
++   Less than one tenth of a percent.
(a)  Non-income producing security.
(b)  Represents security, or a portion thereof, which is out on loan.
(c) Floating/variable rate. Rate shown is the rate in effect at December 31, 2005.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at December 31, 2005 is $2,813,375.
(e) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)  REIT- Real Estate Investment Trust.
(h)  Segregated or partially segregated as collateral for TBAs.


(i) Aggregate cost for federal income tax purposes is
    $69,619,130, and net unrealized appreciation is as follows:
    Gross unrealized appreciation ................................   $ 4,384,748
    Gross unrealized depreciation ................................    (1,837,865)
                                                                     -----------
    Net unrealized appreciation ..................................   $ 2,546,883
                                                                     ===========




See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



BALANCED FUND



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)



ASSETS:
 Investments in securities at value
   (cost $69,381,732) including $2,633,708 market value of
   securities loaned .............................................   $72,166,013
 Cash-interest bearing accounts ..................................     2,292,269
 Receivable for securities sold ..................................     1,596,937
 Dividends and interest receivable ...............................       274,378
 Receivable for fund shares sold .................................       126,970
 Other assets ....................................................        29,117
                                                                     -----------
    Total assets .................................................    76,485,684
                                                                     -----------
LIABILITIES:
 Payable for securities purchased ................................     5,158,662
 Securities lending collateral ...................................     2,723,136
 Payable for fund shares redeemed ................................       311,929
 Transfer Agent fees payable .....................................        49,807
 Payable to Advisor, net .........................................         8,472
 Administration fees payable .....................................         3,631
 Accounting fees payable .........................................         3,249
 12b-1 fees payable ..............................................         1,575
 Accrued expenses ................................................        11,054
                                                                     -----------
    Total liabilities ............................................     8,271,515
                                                                     -----------
 Net Assets ......................................................   $68,214,169
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $72,874,072
 Accumulated undistributed net investment income .................        19,667
 Accumulated net realized loss on investments ....................    (7,463,851)
 Net unrealized appreciation on investments ......................     2,784,281
                                                                     -----------
                                                                     $68,214,169
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $60,834,361
 Class Z .........................................................     7,379,808
                                                                     -----------
                                                                     $68,214,169
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     3,410,756
                                                                     ===========
 Class Z .........................................................       413,951
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     17.84
                                                                     ===========
 Class Z .........................................................   $     17.83
                                                                     ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(Unaudited)


INVESTMENT INCOME:
 Interest .........................................................   $  538,176
 Dividends ........................................................      449,386
 Income from securities loaned - net ..............................        1,358
                                                                      ----------
 Total investment income ..........................................      988,920
                                                                      ----------
Expenses:
 Investment advisory fees (Note F) ................................      157,673
 Transfer agent fees ..............................................       33,434
 Administration fees ..............................................       23,125
 Accounting fees ..................................................       22,425
 Registration expenses ............................................       15,159
 Insurance fees ...................................................       14,037
 Auditing fees ....................................................       12,323
 Legal fees .......................................................       10,668
 Trustees fees ....................................................        9,554
 12b-1 distribution fees (Class Z) ................................        9,232
 Custodian fees ...................................................        8,283
 Report to shareholder expense ....................................        6,044
 Miscellaneous expenses ...........................................       11,509
                                                                      ----------
   Total expenses .................................................      333,466
Expenses reimbursed (Note F) ......................................     (113,392)
                                                                      ----------
   Net expenses ...................................................      220,074
                                                                      ----------
Net investment income .............................................      768,846
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .................................    1,248,537
 Net change in unrealized appreciation on investments .............      691,774
                                                                      ----------
 Net realized and unrealized gain on investments ..................    1,940,311
                                                                      ----------
Increase in net assets from operations ............................   $2,709,157
                                                                      ==========



See accompanying notes to financial statements.

BALANCED FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2005


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2005        6/30/2005
                                                 ----------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $   768,846      $  2,008,977
 Net realized gain on investments ...........        1,248,537         3,919,633
 Net realized gain on redemption-in-kind ....               --         3,409,747
 Net change in unrealized appreciation on
  investments ...............................          691,774        (2,100,869)
                                                   -----------      ------------
 Increase in net assets from operations .....        2,709,157         7,237,488
                                                   -----------      ------------
Dividends to shareholders:
 From net investment income:
   Class McMorgan shares.....................         (717,427)       (1,908,919)
   Class Z shares............................          (76,681)         (148,201)
                                                   -----------      ------------
 Total dividends to shareholders ............         (794,108)       (2,057,120)
                                                   -----------      ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        2,835,847         7,695,458
   Class Z shares............................          402,055           750,905
 Net asset value of shares issued to
  shareholders in reinvestment of dividends:
   Class McMorgan shares.....................          708,800         1,846,874
   Class Z shares............................           76,681           148,200
                                                   -----------      ------------
                                                     4,023,383        10,441,437
 Cost of shares redeemed:
   Class McMorgan shares.....................       (8,315,124)      (70,869,458)
   Class Z shares............................         (490,536)       (1,473,923)
                                                   -----------      ------------
 Decrease in net assets derived from capital
  share transactions ........................       (4,782,277)      (61,901,944)
                                                   -----------      ------------
 Total decrease in net assets ...............       (2,867,228)      (56,721,576)
Net Assets:
 Beginning of period ........................       71,081,397       127,802,973
                                                   -----------      ------------
 End of period (including undistributed net
  investment income of $19,667 and $44,929,
  respectively) .............................      $68,214,169      $ 71,081,397
                                                   ===========      ============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



BALANCED FUND



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                               CLASS MCMORGAN
                                                                                            YEAR ENDED JUNE 30,
                                                            FOR THE SIX    -----------------------------------------------------
                                                           MONTHS ENDED
                                                           12/31/2005++     2005       2004        2003        2002       2001
                                                           ------------    -------   --------    --------    --------   --------
Net asset value, beginning of period                          $ 17.36      $ 16.64   $  15.52    $  15.51    $  18.15   $  19.93
                                                              -------      -------   --------    --------    --------   --------
 Income from investment operations:
 Net investment income .................................         0.21(c)      0.38(b)(c) 0.34        0.44        0.48       0.52
 Net realized and unrealized gain (loss)
   on investments.......................................         0.48         0.72       1.12        0.02       (2.16)     (1.07)
                                                              -------      -------   --------    --------    --------   --------
   Total from investment operations.....................         0.69         1.10       1.46        0.46       (1.68)     (0.55)
                                                              -------      -------   --------    --------    --------   --------
 Less dividends and distributions:
 From net investment income ............................        (0.21)       (0.38)     (0.34)      (0.45)      (0.48)     (0.53)
 From capital gains ....................................           --           --         --       (0.00)(a)   (0.48)     (0.70)
                                                              -------      -------   --------    --------    --------   --------
   Total dividends and distributions....................        (0.21)       (0.38)     (0.34)      (0.45)      (0.96)     (1.23)
                                                              -------      -------   --------    --------    --------   --------
Net asset value, end of period .........................      $ 17.84      $ 17.36   $  16.64    $  15.52    $  15.51   $  18.15
                                                              =======      =======   ========    ========    ========   ========
Total return ...........................................         3.97%(e)     6.65%      9.50%       3.16%      (9.65)%    (2.84)%
 Ratios/Supplemental Data
   Net assets, end of period (in 000's).................      $60,834      $63,886   $120,325    $125,658    $161,436   $175,681
   Ratio of expenses to average net assets before
    reimbursement and recovery of expenses
    by Advisor .........................................         0.92%+       0.84%      0.72%       0.70%       0.67%      0.65%
   Ratio of expenses to average net assets after
    reimbursement of expenses by Advisor ...............         0.60%+       0.60%      0.60%       0.60%       0.60%      0.60%
   Ratio of net investment income to average net
    assets before reimbursement of expenses
    by Advisor .........................................         2.22%+       1.75%(b)   1.98%       2.79%       2.70%      2.69%
   Ratio of net investment income to average
    net assets after reimbursement of expenses
    by Advisor .........................................         2.54%+       1.99%(b)   2.10%       2.89%       2.77%      2.74%
Portfolio turnover .....................................           80%(d)      177%(d) 101.99%      56.23%      45.80%     38.09%



See accompanying notes to financial statements.

BALANCED FUND


Financial Highlights (continued)


                                                                                                     CLASS Z
                                                                                               YEAR ENDED JUNE 30,
                                                                   FOR THE SIX    ---------------------------------------------
                                                                  MONTHS ENDED
                                                                  12/31/2005++     2005      2004      2003      2002     2001*
                                                                  ------------    ------   -------    ------    ------   ------
Net asset value, beginning of period ...........................     $17.35       $16.63   $ 15.52    $15.51    $18.15   $19.26
                                                                     ------       ------   -------    ------    ------   ------
 Income from investment operations:
 Net investment income .........................................       0.19(c)      0.28(b)   0.30      0.40      0.43     0.21
 Net realized and unrealized gain (loss) on investments ........       0.48         0.78      1.11      0.03     (2.16)   (1.10)
                                                                     ------       ------   -------    ------    ------   ------
   Total from investment operations.............................       0.67         1.06      1.41      0.43     (1.73)   (0.89)
                                                                     ------       ------   -------    ------    ------   ------
 Less dividends and distributions:
 From net investment income ....................................      (0.19)       (0.34)    (0.30)    (0.42)    (0.43)   (0.22)
 From capital gains ............................................         --           --        --     (0.00)(a) (0.48)(a)   --
                                                                     ------       ------   -------    ------    ------   ------
   Total dividends and distributions............................      (0.19)       (0.34)    (0.30)    (0.42)    (0.91)   (0.22)
                                                                     ------       ------   -------    ------    ------   ------
 Net asset value, end of period ................................     $17.83       $17.35   $ 16.63    $15.52    $15.51   $18.15
                                                                     ======       ======   =======    ======    ======   ======
    Total return ...............................................       3.84%(e)     6.40%     9.17%     2.90%    (9.87)%  (4.63)%(e)
 Ratios/Supplemental Data:
   Net assets, end of period (in 000's).........................     $7,380       $7,195   $ 7,478    $6,892    $6,842   $7,492
   Ratio of expenses to average net assets before reimbursement
    and recovery of expenses by Advisor ........................       1.17%+       1.09%     0.97%     0.95%     0.92%    0.90%+
   Ratio of expenses to average net assets after reimbursement
    of expenses by Advisor .....................................       0.85%+       0.85%     0.85%     0.85%     0.85%    0.85%+
   Ratio of net investment income to average net assets before
    reimbursement of expenses by Advisor .......................       1.97%+       1.50%(b)  1.73%     2.54%     2.45%    2.44%+
   Ratio of net investment income to average net assets after
    reimbursement of expenses by Advisor .......................       2.29%+       1.74%(b)  1.85%     2.64%     2.52%    2.49%+
Portfolio turnover .............................................         80%(d)      177%(d)101.99%    56.23%    45.80%   38.09%*

*   Class Z commenced operations on January 25, 2001.
(a) Less than one cent per share.
(b) Included in net investment income per share and the ratio of net investment income to average net assets are $0.06 per share and 0.20%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.
(c) Per share data based on average shares outstanding during the period.
(d) The portfolio turnover not including mortgage dollar rolls for the six months ended December 31, 2005 and year ended June 30, 2005 is 42% and 133%, respectively.
(e) Total return is not annualized.
+   Annualized.
++  Unaudited.


See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



EQUITY INVESTMENT FUND




PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (Unaudited)

COMMON STOCKS 96.9%


                                                               SHARES     VALUE
                                                               -----------------
Consumer Discretionary - 7.4%
Abercrombie & Fitch Co. Class A ...........................     2,627   $171,228
Advance Auto Parts, Inc. (a) ..............................     1,428     62,061
Aeropostale, Inc. (a) .....................................       280      7,364
American Eagle Outfitters, Inc. ...........................     1,113     25,577
American Greetings Corp. Class A (b) ......................     3,161     69,447
AnnTaylor Stores Corp. (a) ................................     1,838     63,448
Apollo Group, Inc. Class A (a) ............................       552     33,374
ArvinMeritor, Inc. ........................................       609      8,764
AutoNation, Inc. (a) ......................................     4,681    101,718
AutoZone, Inc. (a) ........................................     2,786    255,615
Barnes & Noble, Inc. ......................................     2,702    115,294
Best Buy Co., Inc. ........................................     8,370    363,928
Big Lots, Inc. (a) ........................................       934     11,217
Black & Decker Corp. (The) ................................       385     33,480
Borders Group, Inc. .......................................     2,131     46,179
Boyd Gaming Corp. .........................................       342     16,300
Brinker International, Inc. (b) ...........................     3,341    129,163
Brunswick Corp. ...........................................       496     20,167
Career Education Corp. (a) ................................     1,650     55,638
Catalina Marketing Corp. ..................................       667     16,908
CBRL Group, Inc. ..........................................     1,418     49,843
Chico's FAS, Inc. (a) .....................................       921     40,460
Circuit City Stores, Inc. .................................     1,832     41,385
Claire's Stores, Inc. .....................................     2,575     75,241
Clear Channel Communications, Inc. ........................    18,557    583,618
Coach, Inc. (a) ...........................................     5,047    168,267
Comcast Corp. Class A (a)(b) ..............................       962     24,974
Dana Corp. ................................................     1,240      8,903
Darden Restaurants, Inc. ..................................     6,484    252,098
Dillards, Inc. Class A ....................................     1,423     35,319
Dollar Tree Stores, Inc. (a)(b) ...........................     4,245    101,625
Eastman Kodak Co. (b) .....................................     2,351     55,013
Education Management Corp. (a) ............................     1,703     57,068
Emmis Communciations Corp. Class A (a) ....................     1,582     31,498
Entercom Communications Corp. (a) .........................       662     19,642
Federated Department Stores, Inc. .........................     5,628    373,305
Ford Motor Co. (b) ........................................    87,845    678,163
Furniture Brands International, Inc. ......................     2,061     46,022
GameStop Corp. Class A (a)(b) .............................       200      6,364
Gannett Co., Inc. (b) .....................................     5,379    325,806
Gap, Inc. (The) (b) .......................................    19,671    346,996
General Motors Corp. (b) ..................................    18,397    357,270
Genuine Parts Co. (b) .....................................     2,694    118,320
Goodyear Tire & Rubber Co. (The) (a)(b) ...................     8,291    144,098
GTECH Holdings Corp. ......................................     3,685    116,962
H&R Block, Inc. ...........................................     4,378    107,480
Harley-Davidson, Inc. (b) .................................     9,333    480,556
Hasbro, Inc. ..............................................     6,026    121,605
Hilton Hotels Corp. .......................................     4,844    116,789


                                                            SHARES      VALUE
                                                            --------------------
Consumer Discretionary (continued)
Home Depot, Inc. (The) .................................    20,174   $   816,644
J.C. Penney Co., Inc. Holding Co. (b) ..................     7,769       431,956
Jones Apparel Group, Inc. ..............................     3,080        94,618
Knight Ridder, Inc. ....................................       353        22,345
Lear Corp. (b) .........................................       584        16,621
Limited Brands, Inc. (b) ...............................     9,006       201,284
Marriott International, Inc. Class A ...................     1,398        93,624
Maytag Corp. ...........................................     2,145        40,369
McGraw-Hill Cos., Inc. (The) ...........................     6,516       336,421
Media General, Inc. Class A ............................       197         9,988
Michaels Stores, Inc. ..................................     3,028       107,100
Modine Manufacturing Co. ...............................       603        19,652
Newell Rubbermaid, Inc. ................................    13,029       309,830
NIKE, Inc. Class B .....................................     1,469       127,495
Nordstrom, Inc. ........................................    10,821       404,705
Office Depot, Inc. (a) .................................    14,730       462,522
OfficeMax, Inc. ........................................     1,194        30,280
Omnicom Group, Inc. ....................................     3,195       271,990
O'Reilly Automotive, Inc. (a) ..........................       878        28,105
Pacific Sunwear of California, Inc. (a) ................     1,643        40,944
Payless ShoeSource, Inc. (a) ...........................     3,163        79,391
Polo Ralph Lauren Corp. ................................       523        29,361
RadioShack Corp. .......................................     1,861        39,137
Reader's Digest Association, Inc. (The) ................     1,652        25,143
Reebok International, Ltd. .............................       781        45,478
Rent-A-Center, Inc. (a) ................................     3,447        65,010
Ross Stores, Inc. (b) ..................................     1,677        48,465
Ruby Tuesday, Inc. .....................................     1,384        35,832
Ryland Group, Inc. (The) ...............................       389        28,059
Saks, Inc. (a) .........................................     4,389        73,999
Sears Holdings Corp (a)(b) .............................     1,809       208,994
Sherwin-Williams Co. (The) .............................       261        11,855
Sotheby's Holdings, Inc. Class A (a) ...................       390         7,160
Staples, Inc. ..........................................     7,069       160,537
Target Corp. ...........................................     8,789       483,131
Tiffany & Co. (b) ......................................     1,336        51,155
Timberland Co. Class A (a) .............................       928        30,206
Time Warner, Inc. ......................................     9,294       162,087
TJX Cos., Inc. (The) ...................................     3,891        90,388
Toll Brothers, Inc. (a) ................................     4,986       172,715
Tupperware Corp. .......................................     2,111        47,286
Visteon Corp. (a) ......................................     2,132        13,346
Walt Disney Co. (The) ..................................       834        19,991
Wendy's International, Inc. ............................       587        32,438
Westwood One, Inc. .....................................     1,155        18,826
Whirlpool Corp. ........................................     1,166        97,664
Yum! Brands, Inc. ......................................    12,042       564,529
                                                                     -----------
                                                                      13,000,236
                                                                     -----------



See accompanying notes to financial statements.

COMMON STOCKS  (CONTINUED)


                                                            SHARES      VALUE
                                                            --------------------
 Consumer Staples - 6.3%
 Albertson's, Inc. (b) ..................................   14,960   $   319,396
 Altria Group, Inc. .....................................   16,043     1,198,733
 Archer-Daniels-Midland Co. .............................   24,547       605,329
 Brown-Forman Corp. Class B .............................      680        47,138
 Church & Dwight Co., Inc. ..............................    1,115        36,828
 Clorox Co. (The) .......................................    4,522       257,257
 Coca-Cola Co. (The) ....................................   23,598       951,235
 Coca-Cola Enterprises, Inc. ............................    5,079        97,364
 Colgate-Palmolive Co. ..................................    5,300       290,705
 ConAgra Foods, Inc. ....................................    2,101        42,608
 Constellation Brands, Inc. Class A (a) .................    1,001        26,256
 Dean Foods Co. (a) .....................................    7,013       264,110
 Energizer Holdings, Inc. (a) ...........................    2,767       137,769
 General Mills, Inc. ....................................   11,564       570,336
 J.M. Smucker Co. (The) .................................      298        13,112
 Kellogg Co. (The) ......................................    2,944       127,240
 Kimberly-Clark Corp. ...................................   22,752     1,357,157
 Kroger Co. (The) (a) ...................................   19,109       360,778
 McCormick & Co., Inc. ..................................    4,179       129,215
 Pepsi Bottling Group, Inc. (The) .......................    5,151       147,370
 PepsiCo, Inc. ..........................................    5,414       319,859
 Procter & Gamble Co. (The) .............................   36,879     2,134,557
 Reynolds American, Inc. (b) ............................    1,478       140,898
 Safeway, Inc. (b) ......................................   13,573       321,137
 SUPERVALU, Inc. ........................................    5,251       170,552
 Tyson Foods, Inc. Class A (b) ..........................    5,535        94,648
 UST, Inc. ..............................................    2,722       111,139
 Wal-Mart Stores, Inc. ..................................   18,034       843,991
 Whole Foods Market, Inc. ...............................      668        51,697
                                                                     -----------
                                                                      11,168,414
                                                                     -----------
 Energy  - 10.8%
 Amerada Hess Corp. (b) .................................    3,219       408,234
 Anadarko Petroleum Corp. (b) ...........................    8,341       790,310
 Arch Coal, Inc. ........................................      531        42,214
 BJ Services Co. ........................................    2,638        96,735
 Burlington Resources, Inc. .............................   15,664     1,350,237
 Chevron Corp. ..........................................   16,714       948,854
 ConocoPhillips .........................................   25,988     1,511,982
 Cooper Cameron Corp. (a) ...............................    3,650       151,110
 Devon Energy Corp. .....................................   21,062     1,317,217
 El Paso Corp. (b) ......................................    3,886        47,254
 EOG Resources, Inc. ....................................    1,985       145,639
*ExxonMobil Corp.........................................   97,983     5,503,705
 Forest Oil Corp. (a) ...................................      199         9,068
 Grant Prideco, Inc. (a) ................................    1,148        50,650
 Helmerich & Payne, Inc. ................................    2,423       150,008
 Kerr-McGee Corp. .......................................    5,157       468,565
 Marathon Oil Corp. .....................................   11,061       674,389
 Newfield Exploration Co. (a) ...........................    3,157       158,071
 Occidental Petroleum Corp. .............................   18,548     1,481,614
 Overseas Shipholding Group, Inc. .......................      242        12,194
 Patterson-UTI Energy, Inc. .............................      864        28,469
 Peabody Energy Corp. ...................................    2,146       176,873
 Pioneer Natural Resources Co. ..........................    4,116       211,027


                                                            SHARES      VALUE
                                                            --------------------
 Energy (continued)
 Plains Exploration & Production Co. (a) ................    1,388   $    55,145
 Pogo Producing Co. (b) .................................    2,327       115,908
 Pride International, Inc. (a) ..........................    2,738        84,193
 Schlumberger Ltd. ......................................    3,515       341,482
 Southwestern Energy Co. (a) ............................      282        10,135
 Sunoco, Inc. (b) .......................................    6,493       508,921
 Transocean, Inc. (a) ...................................    9,779       681,499
 Valero Energy Corp. ....................................   27,132     1,400,011
 Williams Cos., Inc. (The) ..............................    9,841       228,016
                                                                     -----------
                                                                      19,159,729
                                                                     -----------
 Financials  - 22.2%
 A.G. Edwards, Inc. .....................................    1,661        77,834
 ACE, Ltd. ..............................................   13,499       721,387
 AFLAC, Inc. ............................................   23,840     1,106,653
 Allstate Corp. (The) ...................................   11,095       599,907
 American Express Co. ...................................   39,759     2,045,998
 American Financial Group, Inc. .........................    1,478        56,622
 American International Group, Inc. .....................   23,460     1,600,676
 AmeriCredit Corp. (a) ..................................    6,706       171,875
 Ameriprise Financial, Inc. .............................    7,726       316,774
 AmerUs Group Co. .......................................    1,284        72,764
 AON Corp. ..............................................   15,142       544,355
 Apartment Investment &
  Management Co. Class A (REIT) (e) .....................      809        30,637
 Arthur J. Gallagher & Co. ..............................    1,099        33,937
 Bank of America Corp. ..................................    6,419       296,237
 Bank of Hawaii Corp. ...................................      853        43,964
 Bank of New York Co., Inc. (The) .......................   13,443       428,160
 BB&T Corp. (b) .........................................   17,100       716,661
 Capital One Financial Corp. ............................    6,473       559,267
 Charles Schwab Corp. (The) .............................   35,610       522,399
 Chubb Corp. (The) ......................................    7,742       756,006
 CIT Group, Inc. ........................................    8,076       418,175
*Citigroup, Inc..........................................   54,512     2,645,467
 City National Corp. ....................................      382        27,672
 Comerica, Inc. .........................................    7,993       453,683
 Compass Bancshares, Inc. ...............................    2,619       126,472
 Countrywide Financial Corp. ............................    4,867       166,403
 Cullen/Frost Bankers, Inc. .............................      807        43,320
 E*Trade Financial Corp. (a) ............................   17,524       365,551
 Equity Office Properties Trust (REIT) (e) ..............    3,737       113,343
 Everest Re Group, Ltd. .................................    1,376       138,082
 Fannie Mae .............................................   19,907       971,661
 Federated Investors, Inc. ..............................    2,902       107,490
 Fidelity National Financial, Inc. ......................    3,085       113,497
 First American Corp. ...................................      785        35,560
 Franklin Resources, Inc. ...............................    5,088       478,323
 Freddie Mac ............................................    2,569       167,884
 Goldman Sachs Group, Inc. (The) ........................    2,155       275,215
 Hanover Insurance Group, Inc. (The) ....................      441        18,421
 Hartford Financial Services
  Group, Inc. (The) .....................................    3,031       260,333
 HCC Insurance Holdings, Inc. ...........................    2,218        65,830
 Highwood Properties, Inc. (REIT) (e) ...................      272         7,738
 Horace Mann Educators Corp. ............................      875        16,590
 Huntington Bancshares, Inc. (b) ........................    2,354        55,907



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                           SHARES       VALUE
                                                           ---------------------
 Financials  - (continued)
 Independence Community Bank Corp. .....................     3,611   $   143,465
 IndyMac Bancorp, Inc. .................................       519        20,251
 Janus Capital Group, Inc. .............................     8,768       163,348
 Jefferies Group, Inc. .................................       857        38,548
 JPMorgan Chase & Co. ..................................    23,402       928,825
 KeyCorp ...............................................    10,444       343,921
 LaBranche & Co., Inc. (a)(b) ..........................     1,021        10,322
 Legg Mason, Inc. ......................................     5,280       631,963
 Lehman Brothers Holdings, Inc. (b) ....................     6,878       881,553
 Lincoln National Corp. ................................     1,983       105,158
 Loews Corp. ...........................................     4,649       440,958
 Longview Fibre Co. (REIT) (e) .........................       637        13,256
 MBIA, Inc. (b) ........................................     2,284       137,405
*MBNA Corp..............................................   145,086     3,940,536
 Merrill Lynch & Co., Inc. .............................     5,727       387,890
 MetLife, Inc. .........................................    34,001     1,666,049
 Moody's Corp. .........................................     6,556       402,670
 Morgan Stanley Co. ....................................    17,179       974,736
 National City Corp. ...................................    27,279       915,756
 New Plan Excel Realty Trust (REIT) (e) ................     1,794        41,585
 Northern Trust Corp. ..................................     3,244       168,104
 Old Republic International Corp. ......................     1,495        39,259
 PMI Group, Inc. (The) .................................       796        32,692
 Potlatch Corp. (REIT) (e) .............................       624        31,812
 Principal Financial Group, Inc. .......................    13,293       630,487
 Progressive Corp. (The) (b) ...........................     7,785       909,132
 Protective Life Corp. .................................     3,299       144,397
 Prudential Financial, Inc. ............................    19,588     1,433,646
 Public Storage, Inc. (REIT) (b)(g) ....................     2,641       178,849
 Radian Group, Inc. ....................................     2,587       151,572
 Raymond James Financial, Inc. .........................     1,016        38,273
 Rayonier, Inc. (REIT) (e) .............................       687        27,377
 Regions Financial Corp. ...............................     3,751       128,134
 SAFECO Corp. ..........................................     2,295       129,667
 St. Paul Travelers Cos., Inc. (The) ...................    32,291     1,442,439
 StanCorp Financial Group, Inc. ........................       948        47,353
 State Street Corp. ....................................     4,708       261,012
 SunTrust Banks, Inc. ..................................     3,691       268,557
 SVB Financial Group (a) ...............................       288        13,490
 T. Rowe Price Group, Inc. .............................     2,271       163,580
 Torchmark Corp. .......................................     1,818       101,081
 U.S. Bancorp ..........................................     1,627        48,631
 Unizan Financial Corp. ................................     4,738       125,841
 UnumProvident Corp. (b) ...............................    14,060       319,865
 W.R. Berkley Corp. ....................................     5,415       257,862
 Wachovia Corp. ........................................     1,758        92,928
 Waddell & Reed Financial, Inc. Class A ................     1,429        29,966
 Washington Mutual, Inc. ...............................    17,743       771,820
 Wells Fargo & Co. .....................................    15,616       981,153
 Wilmington Trust Corp. ................................       870        33,852
 XL Capital, Ltd. Class A ..............................     4,211       283,737
 Zions Bancorp .........................................       741        55,990
                                                                     -----------
                                                                      39,305,483
                                                                     -----------


                                                           SHARES       VALUE
                                                           ---------------------
 Health Care  - 12.9%
 Aetna, Inc. ...........................................    13,781   $ 1,299,686
 Allergan, Inc. ........................................       666        71,901
 AmerisourceBergen Corp. ...............................     9,934       411,268
 Amgen, Inc. (a) .......................................    23,452     1,849,425
 Applera Corp.- Applied
 Biosystems Group (b) ..................................     4,137       109,879
 Apria Healthcare Group, Inc. (a) ......................     1,063        25,629
 Bausch & Lomb, Inc. (b) ...............................     1,114        75,641
 Baxter International, Inc. ............................    20,523       772,691
 Beckman Coulter, Inc. .................................       513        29,190
 Becton, Dickinson & Co. ...............................     2,063       123,945
 Biogen Idec, Inc. (a) .................................     2,779       125,972
 Cardinal Health, Inc. (b) .............................    20,402     1,402,637
 Caremark Rx, Inc. (a) .................................    13,768       713,045
 Chiron Corp. (a) ......................................       617        27,432
 CIGNA Corp. ...........................................     3,912       436,970
 Community Health Systems, Inc. (a) ....................     2,189        83,926
 Coventry Health Care, Inc. (a) ........................     5,451       310,489
 Cytyc Corp. (a) .......................................       579        16,345
 Forest Laboratories, Inc. (a) .........................    16,158       657,307
 Guidant Corp. .........................................     1,409        91,233
 HCA, Inc. .............................................    13,096       661,348
 Health Net, Inc. (a) ..................................     5,392       277,958
 Hospira, Inc. (a) .....................................     5,685       243,204
 Humana, Inc. (a) ......................................     7,723       419,591
 Intuitive Surgical, Inc. (a) ..........................       176        20,640
 Invitrogen Corp. (a) ..................................       429        28,589
 Johnson & Johnson .....................................    34,799     2,091,420
 King Pharmaceuticals, Inc. (a) ........................     9,525       161,163
 Lincare Holdings, Inc. (a) ............................     2,277        95,429
 Manor Care, Inc. ......................................     2,706       107,618
 McKesson Corp. ........................................    14,508       748,468
 Medco Health Solutions, Inc. (a) ......................     2,223       124,043
 Merck & Co., Inc. .....................................    59,580     1,895,240
 Mylan Laboratories, Inc. ..............................     2,475        49,401
 Omnicare, Inc. ........................................       535        30,613
 PerkinElmer, Inc. .....................................     1,883        44,363
*Pfizer, Inc............................................   159,696     3,724,111
 Techne Corp. (a) ......................................     1,521        85,404
 Tenet Healthcare Corp. (a) ............................     4,063        31,123
 Thermo Electron Corp. (a) .............................     1,288        38,807
 Triad Hospitals, Inc. (a) .............................     1,108        43,467
 UnitedHealth Group, Inc. ..............................    40,863     2,539,227
 Universal Health Services, Inc. Class B ...............     2,669       124,749
 Varian Medical Systems, Inc. (a) ......................     5,199       261,718
 Varian, Inc. (a) ......................................       544        21,646
 Vertex Pharmaceuticals, Inc. (a)(b) ...................       774        21,417
 Waters Corp. (a) ......................................       903        34,133
 Watson Pharmaceuticals, Inc. (a) ......................     3,547       115,313
 Wellpoint, Inc. (a) ...................................     2,682       213,997
                                                                     -----------
                                                                      22,888,811
                                                                     -----------



See accompanying notes to financial statements.


                                                           SHARES       VALUE
                                                           ---------------------
 Industrials  - 8.9%
 3M Co. ................................................       703   $    54,482
 Adesa, Inc. ...........................................       452        11,038
 Alaska Air Group, Inc. (a) ............................       555        19,825
 Alexander & Baldwin, Inc. .............................       559        30,320
 Allied Waste Industries, Inc. (a)(b) ..................     4,966        43,403
 Boeing Co. (The) ......................................    29,101     2,044,054
 Brink's Co. (The) .....................................       287        13,750
 Burlington Northern Santa Fe Corp. ....................     6,241       441,988
 C.H. Robinson Worldwide, Inc. .........................     2,972       110,053
 Cendant Corp. .........................................    40,358       696,175
 CNF, Inc. .............................................     1,272        71,092
 Corporate Executive Board Co. .........................     1,014        90,956
 CSX Corp. .............................................     2,884       146,421
 Cummins, Inc. .........................................     1,433       128,583
 Dun & Bradstreet Corp. (a) ............................     2,468       165,257
 Eaton Corp. ...........................................     1,278        85,741
 Emerson Electric Co. ..................................     3,376       252,187
 Equifax, Inc. .........................................     5,125       194,852
 Federal Signal Corp. ..................................       836        12,548
 FedEx Corp. ...........................................     2,476       255,994
 Fluor Corp. ...........................................       990        76,487
 GATX Corp. ............................................     1,456        52,532
*General Electric Co....................................   132,318     4,637,746
 Goodrich Corp. ........................................     2,606       107,107
 Granite Construction, Inc. ............................       848        30,452
 Herman Miller, Inc. ...................................       585        16,491
 HNI Corp. .............................................     1,196        65,696
 Honeywell International, Inc. .........................     4,592       171,052
 Illinois Tool Works, Inc. .............................     2,790       245,492
 Ingersoll-Rand Co. Class A ............................     1,792        72,343
 Joy Global, Inc. ......................................     3,037       121,480
 Lockheed Martin Corp. .................................    17,866     1,136,814
 Masco Corp. ...........................................    20,450       617,385
 Monster Worldwide, Inc. (a)(b) ........................     2,131        86,987
 MSC Industrial Direct Co. Class A .....................       933        37,525
 Navistar International Corp. (a) ......................       510        14,596
 Nordson Corp. .........................................       842        34,109
 Norfolk Southern Corp. ................................    15,001       672,495
 Parker Hannifin Corp. .................................     2,749       181,324
 Precision Castparts Corp. .............................     5,199       269,360
 Quanta Services, Inc. (a)(b) ..........................     5,343        70,367
 Raytheon Co. ..........................................     7,771       312,006
 Republic Services, Inc. ...............................     3,232       121,362
 Robert Half International, Inc. .......................     4,313       163,420
 Rockwell Collins, Inc. ................................     3,680       171,010
 Ryder System, Inc. ....................................     1,887        77,405
 Southwest Airlines Co. ................................     6,456       106,072
 SPX Corp. .............................................       620        28,377
 Stericycle, Inc. (a) ..................................       225        13,248
 Swift Transportation Co., Inc. (a) ....................     1,809        36,723
 Teleflex, Inc. ........................................     1,395        90,647
 Textron, Inc. .........................................     2,210       170,126
 United Parcel Service, Inc. Class B ...................     1,780       133,767
 United Rentals, Inc. (a)(b) ...........................     2,069        48,394
 Waste Management, Inc. ................................    20,485       621,720
                                                                     -----------
                                                                      15,680,836
                                                                     -----------


                                                            SHARES       VALUE
                                                            --------------------
 Information Technology  - 17.6%
 Activision, Inc. (a) ...................................     1,368   $   18,796
 Acxiom Corp. ...........................................     3,804       87,492
 ADC Telecommunications, Inc. (a) .......................       589       13,158
 Adtran, Inc. ...........................................     1,756       52,223
 Advanced Micro Devices, Inc. (a) .......................     5,805      177,633
 Advent Software, Inc. (a) ..............................       135        3,903
 Agilent Technologies, Inc. (a) .........................    16,179      538,599
 Apple Computer, Inc. (a) ...............................    13,046      937,877
 Arrow Electronics, Inc. (a) ............................     5,630      180,329
 Autodesk, Inc. .........................................     6,147      264,014
 Avnet, Inc. (a) ........................................     4,394      105,192
 BMC Software, Inc. (a) .................................    10,383      212,748
 Cadence Design Systems, Inc. (a)(b) ....................     2,412       40,811
 CDW Corp. ..............................................       578       33,275
 Ceridian Corp. (a) .....................................     3,834       95,275
*Cisco Systems, Inc. (a).................................   159,159    2,724,802
 Citrix Systems, Inc. (a) ...............................     3,008       86,570
 Cognizant Technology
  Solutions Corp. (a) ...................................       672       33,835
 CommScope, Inc. (a) ....................................       453        9,119
 Computer Sciences Corp. (a) ............................     8,805      445,885
 Compuware Corp. (a) ....................................    17,585      157,737
 Corning, Inc. (a) ......................................    42,850      842,431
 CSG Systems International, Inc. (a) ....................     2,315       51,671
 Dell, Inc. (a) .........................................    47,009    1,409,800
 DST Systems, Inc. (a) (b) ..............................     2,075      124,313
 Dycom Industries, Inc. (a) .............................       970       21,340
 Fair Isaac Corp. (b) ...................................     2,230       98,499
 Fairchild Semiconductor
  International, Inc. (a) ...............................       962       16,267
 First Data Corp. .......................................    36,870    1,585,779
 Fiserv, Inc. (a) .......................................     1,539       66,593
 Freescale Semiconductor, Inc. Class B (a) ..............    18,703      470,755
 Harris Corp. ...........................................     1,513       65,074
 Hewlett-Packard Co. ....................................    85,671    2,452,761
 Imation Corp. ..........................................     1,603       73,850
*Intel Corp..............................................   135,882    3,391,615
*International Business Machines Corp....................    36,423    2,993,971
 Intersil Corp. Class A .................................     2,683       66,753
 Intuit, Inc. (a) .......................................     7,678      409,237
 Lam Research Corp. (a) .................................     3,537      126,200
 Lexmark International, Inc. (a) ........................     3,052      136,821
 LSI Logic Corp. (a) ....................................    11,946       95,568
 McAfee, Inc. (a) .......................................     7,779      211,044
 MEMC Electronic Materials, Inc. (a) ....................     1,280       28,378
 Mercury Interactive Corp. (a) ..........................       799       22,204
 Micron Technology, Inc. (a) ............................    18,068      240,485
*Microsoft Corp..........................................   163,555    4,276,963
 MoneyGram International, Inc. ..........................       701       18,282
 Motorola, Inc. .........................................    73,147    1,652,391
 MPS Group, Inc. (a) ....................................     1,757       24,018
 National Semiconductor Corp. ...........................    16,082      417,810
 Novell, Inc. (a) .......................................    15,093      133,271
 Novellus Systems, Inc. (a) .............................     1,093       26,363
 NVIDIA Corp. (a) .......................................     2,086       76,264
 Parametric Technology Corp. (a) ........................     4,513       27,529
 Plexus Corp. (a) .......................................     1,241       28,220



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS


                                                            SHARES      VALUE
                                                            --------------------
 Information Technology (continued)
 Powerwave Technologies, Inc. (a)(b) ....................    3,271   $    41,116
 QLogic Corp. (a) .......................................    1,367        44,441
 QUALCOMM, Inc. .........................................      402        17,318
 Reynolds & Reynolds Co. (The) Class A ..................      867        24,337
 Sabre Holdings Corp. Class A ...........................    2,220        53,524
 SanDisk Corp. (a) ......................................      926        58,171
 Sanmina-SCI Corp. (a) ..................................   11,529        49,114
 Scientific-Atlanta, Inc. ...............................    1,011        43,544
 Siebel Systems, Inc. ...................................    4,398        46,531
 Silicon Laboratories, Inc. (a) .........................      362        13,271
 Solectron Corp. (a) ....................................   45,979       168,283
 Sun Microsystems, Inc. (a) .............................   27,069       113,419
 Sybase, Inc. (a) .......................................    1,239        27,085
 Symantec Corp. (a) .....................................   11,516       201,530
 Synopsys, Inc. (a) .....................................    6,877       137,953
 Tech Data Corp. (a) ....................................      465        18,451
 Tellabs, Inc. (a) ......................................    3,656        39,850
 Texas Instruments, Inc. ................................   58,304     1,869,809
 Unisys Corp. (a) .......................................    1,493         8,704
 Western Digital Corp. (a) ..............................    1,510        28,101
 Xerox Corp. (a)(b) .....................................    8,200       120,130
                                                                     -----------
                                                                      31,026,475
                                                                     -----------
 Materials  - 1.7%
 E.I. du Pont de Nemours & Co. ..........................    6,997       297,373
 Eastman Chemical Co. ...................................      607        31,315
 FMC Corp. (a) ..........................................      611        32,487
 Freeport-McMoran Copper & Gold, Inc.
  Class B (b) ...........................................    8,487       456,601
 International Paper Co. ................................    1,142        38,383
 Louisiana-Pacific Corp. (b) ............................    1,829        50,243
 Lyondell Chemical Co. (b) ..............................    3,577        85,204
 Martin Marietta Materials, Inc. ........................    2,197       168,554
 MeadWestvaco Corp. .....................................    5,592       156,744
 Monsanto Co. ...........................................    2,178       168,860
 Nucor Corp. (b) ........................................    1,825       121,764
 Olin Corp. .............................................    1,243        24,462
 Pactiv Corp. (a) .......................................    5,534       121,748
 Phelps Dodge Corp. .....................................    4,623       665,111
 Rohm & Haas Co. ........................................    1,347        65,222
 Scotts Miracle-Gro Co. (The) Class A ...................    1,173        53,067
 Sensient Technologies Corp. ............................    1,747        31,271
 Steel Dynamics, Inc. ...................................      785        27,875
 United States Steel Corp. ..............................    2,440       117,291
 Vulcan Materials Co. ...................................    4,012       271,813
 Weyerhaeuser Co. .......................................    1,122        74,433
                                                                     -----------
                                                                       3,059,821
                                                                     -----------
 Telecommunication Services  - 3.8%
 AT&T, Inc. .............................................   94,424     2,312,444
 CenturyTel, Inc. .......................................    6,239       206,885
 Cincinnati Bell, Inc. (a) ..............................   11,371        39,912
 Citizens Communications Co. ............................   11,586       141,697
 Qwest Communications
  International, Inc. (a)(b) ............................   60,544       342,074
 Sprint Nextel Corp. ....................................   39,462       921,832


                                                           SHARES       VALUE
                                                           ---------------------
 Telecommunication Services (continued)
 Telephone & Data Systems, Inc. ........................      838   $     30,193
 Verizon Communications, Inc. ..........................   50,670      1,526,180
 Viacom, Inc. Class B (a) ..............................   28,642      1,178,618
                                                                    ------------
                                                                       6,699,835
                                                                    ------------
 Utilities  - 5.3%
 AES Corp. (The) (a) ...................................   12,362        195,690
 Allegheny Energy, Inc. (a) ............................    6,129        193,983
 Alliant Energy Corp. ..................................    2,041         57,230
 American Electric Power Co., Inc. (b) .................   18,584        689,281
 Black Hills Corp. .....................................      302         10,452
 CenterPoint Energy, Inc. (b) ..........................   12,006        154,277
 Cinergy Corp. .........................................   29,578      1,255,882
 CMS Energy Corp. (a) ..................................    2,716         39,409
 Constellation Energy Group, Inc. ......................    6,306        363,226
 DPL, Inc. .............................................    2,149         55,895
 Edison International ..................................   15,516        676,653
 Entergy Corp. .........................................    8,286        568,834
 Equitable Resources, Inc. .............................    4,772        175,085
 FirstEnergy Corp. .....................................    8,550        418,865
 Great Plains Energy, Inc. .............................      676         18,901
 MDU Resources Group, Inc. .............................    3,108        101,756
 National Fuel Gas Co. .................................    1,466         45,725
 Nicor, Inc. ...........................................    2,092         82,237
 NiSource, Inc. ........................................    3,789         79,039
 Pepco Holdings, Inc. ..................................    1,649         36,888
 PG&E Corp. ............................................   17,506        649,823
 Pinnacle West Capital Corp. (b) .......................      677         27,994
 Public Service Enterprise Group, Inc. .................   23,129      1,502,691
 Puget Energy, Inc. ....................................      827         16,887
 Questar Corp. .........................................    1,859        140,726
 SCANA Corp. ...........................................    2,971        116,998
 Sierra Pacific Resources (a) ..........................    4,066         53,021
 Southern Co. (The) (b) ................................   12,206        421,473
 TECO Energy, Inc. .....................................    1,638         28,141
 TXU Corp. .............................................   22,330      1,120,743
 Westar Energy, Inc. ...................................      708         15,222
 Wisconsin Energy Corp. ................................    1,982         77,417
 Xcel Energy, Inc. .....................................      945         17,445
                                                                    ------------
                                                                       9,407,889
                                                                    ------------
 Total Common Stocks
  (Cost $160,593,363) ..................................             171,397,529
                                                                    ------------



See accompanying notes to financial statements.


                                                       SHARES          VALUE
                                                     --------------------------
 INVESTMENT COMPANY 2.7%
 Capital Markets - 2.7%
*S&P 500 Index-SPDR Trust
  Series 1 (b)(c) ................................       38,243     $ 4,758,577
                                                                    -----------
 Total Investment Company
  (Cost $4,804,206) ...............................                   4,758,577
                                                                    -----------



                                                     PRINCIPAL
                                                      AMOUNT
                                                    ----------
 SHORT-TERM INVESTMENTS 6.3%
 Commercial Paper - 0.9%
 CIESCO, Inc.
  4.295%, due 1/26/06 (d) .........................  $1,665,903       1,665,903
                                                                     ----------
 Total Commercial Paper
  (Cost $1,665,903) ...............................                   1,665,903
                                                                     ----------



                                                        SHARES
                                                     ----------
 Investment Company - 0.4%
 BGI Institutional Money
  Market Fund (d) .................................     743,572         743,572
                                                                      ---------
 Total Investment Company
  (Cost $743,572) .................................                     743,572
                                                                      ---------



                                                     PRINCIPAL
                                                       AMOUNT
                                                     ----------
 Time Deposits - 5.0%
 Credit Suisse First Boston Corp.
  4.24%, due 1/20/06 (d) ..........................  $2,915,330       2,915,330
 Dexia Group
  4.265%, due 1/6/06 (d) ..........................   1,665,903       1,665,903
 Toronto Dominion Bank
  4.30%, due 1/26/06 (d) ..........................   2,082,378       2,082,378
 UBS AG
  4.29%, due 1/12/06 (d) ..........................   2,082,378       2,082,378
                                                                  -------------
 Total Time Deposits
  (Cost $8,745,989) ...............................                   8,745,989
                                                                  -------------
 Total Short-Term Investments
  (Cost $11,155,464) ..............................                  11,155,464
                                                                  -------------
 Total Investments
  (Cost $176,553,033) (f) .........................       105.9%    187,311,570
 Liabilities in Excess of
  Cash and Other Assets ...........................        (5.9)    (10,479,439)
                                                     ----------   -------------
 Net Assets .......................................       100.0%  $ 176,832,131
                                                     ==========   =============


*   Among the Fund's largest holdings, excluding short-term investments.
    May be subject to change daily.
(a) Non-income producing security.
(b) Represents security, or a portion thereof, which is out on loan.
(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) REIT - Real Estate Investment Trust.
(f) Aggregate cost for federal income tax purposes is $177,978,913, and net unrealized appreciation is as follows:



 Gross unrealized appreciation ............................    $15,005,506
 Gross unrealized depreciation ............................     (5,672,849)
                                                               -----------
 Net unrealized appreciation ..............................    $ 9,332,657
                                                               ===========

See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



EQUITY INVESTMENT FUND



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $176,553,033) including $10,796,355
   market value of securities loaned ............................   $187,311,570
 Cash-interest bearing accounts .................................      1,201,012
 Receivable for securities sold .................................      2,696,925
 Receivable for fund shares sold ................................        445,960
 Dividends and interest receivable ..............................        216,231
 Other assets ...................................................         33,886
                                                                    ------------
    Total assets ................................................    191,905,584
                                                                    ------------
LIABILITIES:
 Securities lending collateral ..................................     11,155,464
 Payable for securities purchased ...............................      3,741,803
 Payable to Advisor, net ........................................         63,526
 Transfer Agent fees payable ....................................         57,033
 Administration fees payable ....................................          8,627
 Accounting fees payable ........................................          5,010
 12b-1 fees payable .............................................          2,401
 Payable for fund shares redeemed ...............................          1,999
 Accrued expenses ...............................................         37,590
                                                                    ------------
    Total liabilities ...........................................     15,073,453
                                                                    ------------
Net Assets ......................................................   $176,832,131
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $191,453,964
 Accumulated undistributed net investment income ................         64,796
 Accumulated net realized loss on investments ...................    (25,445,166)
 Net unrealized appreciation on investments .....................     10,758,537
                                                                    ------------
                                                                    $176,832,131
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $163,957,320
 Class Z ........................................................     12,874,811
                                                                    ------------
                                                                    $176,832,131
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................      7,154,869
                                                                    ============
 Class Z ........................................................        562,224
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      22.92
                                                                    ============
 Class Z ........................................................   $      22.90
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(Unaudited)


INVESTMENT INCOME:
 Dividends .......................................................   $ 1,657,021
 Interest ........................................................        20,695
 Income from securities loaned - net .............................         5,141
                                                                     -----------
    Total investment income ......................................     1,682,857
                                                                     -----------
Expenses:
 Investment advisory fees (Note F) ...............................       422,928
 Administration fees .............................................        48,214
 Custodian fees ..................................................        43,630
 Transfer agent fees .............................................        38,268
 Accounting fees .................................................        30,451
 Insurance fees ..................................................        30,029
 Legal fees ......................................................        20,431
 Trustees fees ...................................................        19,361
 Registration expenses ...........................................        15,251
 Auditing fees ...................................................        12,854
 Report to shareholder expense ...................................         9,817
 12b-1 distribution fees (Class Z) ...............................         8,801
 Miscellaneous expenses ..........................................         6,911
                                                                     -----------
    Total expenses ...............................................       706,946
 Expenses reimbursed (Note F) ....................................       (63,439)
                                                                     -----------
    Net expenses .................................................       643,507
                                                                     -----------
 Net investment income ...........................................     1,039,350
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments ................................     4,627,677
 Net change in unrealized appreciation on investments ............     4,556,029
                                                                     -----------
 Net realized and unrealized gain on investments .................     9,183,706
                                                                     -----------
Increase in net assets from operations ...........................   $10,223,056
                                                                     ===========



See accompanying notes to financial statements.

EQUITY INVESTMENT FUND



STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (Unaudited)
AND THE YEAR ENDED JUNE 30, 2005


                                                     FOR THE           FOR THE
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    12/31/2005        6/30/2005
                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................      $  1,039,350     $  2,064,558
 Net realized gain on investments ...........         4,627,677       12,304,076
 Net change in unrealized appreciation on
 investments ................................         4,556,029       (2,892,052)
                                                   ------------     ------------
 Increase in net assets from operations .....        10,223,056       11,476,582
                                                   ------------     ------------
Dividends to shareholders:
 From net investment income:
   Class McMorgan shares.....................          (984,361)      (1,943,021)
   Class Z shares............................           (55,017)         (88,829)
                                                   ------------     ------------
 Total dividends to shareholders ............        (1,039,378)      (2,031,850)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        15,299,607       33,682,935
   Class Z shares............................         6,939,523        1,094,354
 Net asset value of shares issued to
 shareholders in reinvestment of dividends:
   Class McMorgan shares.....................           972,720        1,925,333
   Class Z shares............................            55,017           88,829
                                                   ------------     ------------
                                                     23,266,867       36,791,451
 Cost of shares redeemed:
   Class McMorgan shares.....................       (20,342,525)     (80,770,357)
   Class Z shares............................        (1,312,299)      (5,803,403)
                                                   ------------     ------------
 Increase (decrease) in net assets derived
 from capital share transactions ............         1,612,043      (49,782,309)
                                                   ------------     ------------
 Total increase (decrease) in net assets ....        10,795,721      (40,337,577)
Net Assets:
 Beginning of period ........................       166,036,410      206,373,987
                                                   ------------     ------------
 End of period (including undistributed net
 investment income of $64,796 and $64,824,
    respectively) ...........................      $176,832,131     $166,036,410
                                                   ============     ============



See accompanying notes to financial statements.

                                                                 MCMORGAN FUNDS



EQUITY INVESTMENT FUND




FINANCIAL HIGHLIGHTS


The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                                 CLASS MCMORGAN
                                                                                               YEAR ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                              FOR THE SIX
                                                             MONTHS ENDED
                                                              12/31/05++       2005       2004        2003        2002       2001
                                                             ------------    --------   --------    --------    --------   --------
Net asset value, beginning of period .....................     $  21.69      $  20.58   $  18.04    $  19.05    $  24.57   $  30.17
                                                               --------      --------   --------    --------    --------   --------
 Income from investment operations:
 Net investment income ...................................         0.14          0.25(a)    0.18        0.23        0.21       0.19
 Net realized and unrealized gain (loss) on investments ..         1.23          1.10       2.54       (1.00)      (5.12)     (3.83)
                                                               --------      --------   --------    --------    --------   --------
   Total from investment operations.......................         1.37          1.35       2.72       (0.77)      (4.91)     (3.64)
                                                               --------      --------   --------    --------    --------   --------
 Less dividends and distributions:
 From net investment income ..............................        (0.14)        (0.24)     (0.18)      (0.24)      (0.20)     (0.20)
 From capital gains ......................................           --            --         --          --       (0.41)     (1.76)
                                                               --------      --------   --------    --------    --------   --------
   Total dividends and distributions......................        (0.14)        (0.24)     (0.18)      (0.24)      (0.61)     (1.96)
                                                               --------      --------   --------    --------    --------   --------
Net asset value, end of period ...........................     $  22.92      $  21.69   $  20.58    $  18.04    $  19.05   $  24.57
                                                               ========      ========   ========    ========    ========   ========
Total return .............................................         6.32%(b)      6.60%     15.11%      (3.99)%    (20.34)%    12.44%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....................     $163,957      $159,132   $195,193    $182,470    $196,914   $228,606
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor .....         0.83%+        0.80%      0.72%       0.71%       0.71%      0.69%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor ..................         0.75%+        0.75%      0.72%       0.71%       0.71%      0.69%
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor ...........         1.16%+        1.14%(a)   0.90%       1.34%       0.95%      0.69%
 Ratio of net investment income to average net assets
   after reimbursement of expenses by Advisor ............         1.24%+        1.19%(a)   0.90%       1.34%       0.95%      0.69%
 Portfolio turnover ......................................           52%          127%     39.13%      30.77%      14.95%     22.52%



See accompanying notes to financial statements.

EQUITY INVESTMENT FUND


Financial Highlights (continued)


                                                                                                    CLASS Z
                                                                                              YEAR ENDED JUNE 30,
                                                                               ------------------------------------------------
                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                                 12/31/05++     2005      2004       2003      2002      2001*
                                                                ------------   ------   -------    -------    -------   -------
Net asset value, beginning of period ...........................   $ 21.69     $20.57   $ 18.04    $ 19.05    $ 24.57   $ 27.68
                                                                   -------     ------   -------    -------    -------   -------
 Income from investment operations:
 Net investment income .........................................      0.10       0.17(a)   0.13       0.18       0.15      0.06
 Net realized and unrealized gain (loss) on investments ........      1.23       1.14      2.53      (1.00)     (5.11)    (3.10)
                                                                   -------     ------   -------    -------    -------   -------
   Total from investment operations.............................      1.33       1.31      2.66      (0.82)     (4.96)    (3.04)
                                                                   -------     ------   -------    -------    -------   -------
 Less dividends and distributions:
 From net investment income ....................................     (0.12)     (0.19)    (0.13)     (0.19)     (0.15)    (0.07)
 From capital gains ............................................        --         --        --         --      (0.41)       --
                                                                   -------     ------   -------    -------    -------   -------
   Total dividends and distributions............................     (0.12)     (0.19)    (0.13)     (0.19)     (0.56)    (0.07)
                                                                   -------     ------   -------    -------    -------   -------
Net asset value, end of period .................................   $ 22.90     $21.69   $ 20.57    $ 18.04    $ 19.05   $ 24.57
                                                                   =======     ======   =======    =======    =======   =======
Total return ...................................................      6.13%(b)  14.78%    14.78%     (4.23)%   (20.52)%  (10.97)%(b)
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ..........................   $12,875     $6,904   $11,181    $10,170    $12,637   $11,645
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor .........................      1.08%+     1.05%     0.97%      0.96%      0.96%     0.94%+
 Ratio of expenses to average net assets after reimbursement of
   expenses by Advisor .........................................      1.00%+     1.00%     0.97%      0.96%      0.96%     0.94%+
 Ratio of net investment income to average net assets before
   reimbursement of expenses by Advisor ........................      0.91%+     0.89%(a)  0.65%      1.09%      0.70%     0.44%+
 Ratio of net investment income to average net assets after
   reimbursement of expenses by Advisor ........................      0.99%+     0.94%(a)  0.65%      1.09%      0.70%     0.44%+
 Portfolio turnover ............................................        52%       127%    39.13%     30.77%     14.95%    22.52%

---------------
*   Class Z commenced operations on February 1, 2001.
(a) Included in net investment income per share and the ratio of net investment income to average net assets are $0.06 per share and 0.03%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.
(b) Total return is not annualized.
+   Annualized.
++  Unaudited.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                     DECEMBER 31, 2005 (UNAUDITED)


NOTE (A) ORGANIZATION AND BUSINESS: McMorgan Funds (the "Trust") is a no-load, open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware statutory trust (formerly business trust) on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund"), McMorgan Equity Investment Fund (the "Equity Investment Fund"), and McMorgan High Yield Fund (the "High Yield Fund") (each a "Fund" and collectively, the "Funds"). The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. The High Yield Fund commenced investment operations on November 3, 2003. The Principal Preservation Fund and the High Yield Fund only offer the McMorgan Funds class of shares. The Intermediate Fixed Income Fund, Balanced Fund, and the Equity Investment Fund offer two classes of shares: McMorgan Funds shares and Class Z shares. The Fixed Income Fund offers four classes of shares:
McMorgan Funds shares, Class Z shares, Class R1 shares and Class R2 shares. Class Z shares commenced operations on January 25, 2001 for the Balanced Fund, on February 1, 2001 for the Fixed Income and Equity Investment Funds and on September 4, 2001 for the Intermediate Fixed Income Fund. Class R1 shares and Class R2 shares commenced operations on January 2, 2004. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00.

Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Adviser"). The Adviser is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, is the sub-adviser to the High Yield Fund, Equity Investment Fund and the equity portion of the Balanced Fund. No officer or employee of the Adviser receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds.

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES

   (1) SECURITY VALUATION: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the security shall be valued at the mean between the closing bid price and asked price on that exchange. Securities traded over-the-counter are priced at the closing bid price supplied through such system. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds' Board of Trustees. The prices for futures contracts are valued at the settlement prices established each day on the exchange where they are principally traded.

   Rights and warrants are valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded. In some situations, certain markets may not be closed at the time at which a security must be valued. In these situations, a pricing service provides "snapshot" prices of such securities. All securities held in the portfolio of the Principal Preservation Fund and all debt securities with maturities of 60 days or less held by the other Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund's investment adviser or designee, are valued at fair value as determined in good faith by the Funds' Board of Trustees. Such fair valuation is determined by taking into account relevant factors and surrounding circumstances.

   (2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience a delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) INVESTMENT INCOME AND SECURITY TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums/ discounts on fixed income securities are amortized/accreted daily. Security transactions are accounted for on the date securities are purchased and sold. The cost of securities sold is determined using the first-in-first-out method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

   (4) FEDERAL INCOME TAXES: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2005. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

   (6) USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (7) FOREIGN SECURITIES: Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets.

   (8) HIGH-YIELD SECURITIES ("JUNK BONDS"): are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

   (9) SECURITIES LENDING: Each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.
   (See Note (J))

   (10) RESTRICTED SECURITIES: Each Fund (other than the McMorgan Principal Preservation Fund) may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Funds' Schedule of Investments.

Restricted securities held at December 31, 2005:

HIGH YIELD FUND


                                                                                                                           PERCENT
                                                                          DATE(S) OF     SHARE                12/31/05       OF
SECURITY                                                                  ACQUISITION   AMOUNT      COST       VALUE     NET ASSETS
--------                                                                  -----------   ------    --------    --------   ----------
Haights Cross Communication, Inc.
 Preferred Stock
 16.00%, Class B......................................................      1/22/04      6,286    $292,429    $330,015       0.2%
 Warrants.............................................................      1/22/04          7           0(a)        0(a)    0.0%(b)
 Warrants, Preferred Class A..........................................      1/22/04      6,225          62          62       0.0%(b)
                                                                                                  --------    --------       ---
                                                                                                  $292,491    $330,077       0.2%
                                                                                                  ========    ========       ===

(a)  Less than one dollar
(b)  Less than one tenth of a percent.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund, the Fixed Income Fund and the High Yield Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004, was as follows:


                                                                                      INTERMEDIATE
                                                                                      FIXED INCOME               FIXED INCOME
                                                                                          FUND                       FUND
                                                                                ------------------------    -----------------------
                                                                                  2005           2004          2005         2004
                                                                               ----------    -----------    ----------   ----------
Distribution paid from:
 Ordinary income ...........................................................   $5,538,479    $ 8,354,076    $2,592,400   $3,611,823
 Long-term capital gain ....................................................      243,103      3,239,056       215,287       19,383
                                                                               ----------    -----------    ----------   ----------
                                                                               $5,781,582    $11,593,132    $2,807,687   $3,631,206
                                                                               ==========    ===========    ==========   ==========



                                                            HIGH YIELD                  BALANCED               EQUITY INVESTMENT
                                                               FUND                       FUND                       FUND
                                                      -----------------------    -----------------------    -----------------------
                                                        2005          2004         2005          2004          2005         2004
                                                     ----------    ----------   ----------    ----------    ----------   ----------
Distribution paid from:
 Ordinary income .................................   $6,164,765    $2,605,922   $2,057,120    $2,866,834    $2,031,850   $1,814,574
 Long-term capital gain ..........................           --            --           --            --            --           --
                                                     ----------    ----------   ----------    ----------    ----------   ----------
                                                     $6,164,765    $2,605,922   $2,057,120    $2,866,834    $2,031,850   $1,814,574
                                                     ==========    ==========   ==========    ==========    ==========   ==========

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                     INTERMEDIATE
                                                     FIXED INCOME   FIXED INCOME
                                                         FUND           FUND
                                                     ------------   ------------
Undistributed ordinary income ...................      $522,917       $410,484
Unrealized appreciation .........................       292,662        558,591
Post October loss ...............................       (48,279)            --
                                                       --------       --------
                                                       $767,300       $969,075
                                                       ========       ========

                                                                                      HIGH YIELD     BALANCED     EQUITY INVESTMENT
                                                                                         FUND          FUND              FUND
                                                                                     -----------    -----------   -----------------
Undistributed ordinary income....................................................    $   413,015    $    44,929      $     64,824
Undistributed long-term gain (Capital loss carryforward).........................             --     (8,474,990)      (28,646,963)
Unrealized appreciation (depreciation)...........................................     (1,158,649)     1,855,109         4,776,628
Post October loss................................................................       (184,379)            --                --
                                                                                     -----------    -----------      ------------
                                                                                     $  (930,013)   $(6,574,952)     $(23,805,511)
                                                                                     ===========    ===========      ============

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends, in each calendar year, at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

NOTE (D) CAPITAL SHARE TRANSACTIONS (IN 000'S): Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                           PRINCIPAL PRESERVATION FUND                           INTERMEDIATE FIXED INCOME FUND
                        ---------------------------------    ----------------------------------------------------------------------
                                 CLASS MCMORGAN                       CLASS MCMORGAN                           CLASS Z
                        ---------------------------------    ---------------------------------    ---------------------------------
                        SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                       DECEMBER 31, 2005    JUNE 30, 2005   DECEMBER 31, 2005    JUNE 30, 2005    DECEMBER 31, 2005   JUNE 30, 2005
                       -----------------    -------------   -----------------    -------------    -----------------   -------------
Shares sold ........         68,068            141,679             2,174              3,670               --(a)              87
Shares issued in
  reinvestment
  of dividends and
  distributions.....          2,548              2,623               313                542               --(a)               4
                            -------           --------            ------             ------              ---               ----
                             70,616            144,302             2,487              4,212               --(a)              91
Shares redeemed ....        (73,350)          (130,458)           (2,002)            (5,287)              --(a)            (254)
                            -------           --------            ------             ------              ---               ----
Net increase
  (decrease)........         (2,734)            13,844               485             (1,075)              --(a)            (163)
                            =======           ========            ======             ======              ===               ====

                                                                                       FIXED INCOME FUND
                                                             ----------------------------------------------------------------------
                                                                      CLASS MCMORGAN                           CLASS Z
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                            DECEMBER 31, 2005    JUNE 30, 2005    DECEMBER 31, 2005   JUNE 30, 2005
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................         1,136                 634              248                668
Shares issued in reinvestment
 of dividends and distributions .........................            79                 148               61                104
                                                                  -----              ------             ----               ----
                                                                  1,215                 782              309                772
Shares redeemed .........................................          (662)             (1,264)            (231)              (528)
                                                                  -----              ------             ----               ----
Net increase (decrease) .................................           553                (482)              78                244
                                                                  =====              ======             ====               ====

                                       72


                                                                                       FIXED INCOME FUND
                                                             ----------------------------------------------------------------------
                                                                         CLASS R1                             CLASS R2
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                            DECEMBER 31, 2005    JUNE 30, 2005    DECEMBER 31, 2005   JUNE 30, 2005
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................            --                 --                --                 --
Shares issued in reinvestment
 of dividends and distributions .........................            --(a)              --(a)             --(a)              --(a)
                                                                   ----               ----              ----               ----
                                                                     --(a)              --(a)             --(a)              --(a)
Shares redeemed .........................................            --(a)              --                --(a)              --
                                                                   ----               ----              ----               ----
Net increase (decrease) .................................            --(a)              --(a)             --(a)              --(a)
                                                                   ====               ====              ====               ====


                                                        HIGH YIELD FUND
                                               ---------------------------------
                                                        CLASS MCMORGAN
                                               ---------------------------------
                                               SIX MONTHS ENDED      YEAR ENDED
                                               DECEMBER 31, 2005   JUNE 30, 2005
                                               -----------------   -------------
Shares sold ...............................          2,607             6,403
Shares issued in reinvestment of dividends             491               604
                                                     -----             -----
                                                     3,098             7,007
Shares redeemed ...........................           (825)             (308)
                                                     -----             -----
Net increase (decrease) ...................          2,273             6,699
                                                     =====             =====


                                                                                         BALANCED FUND
                                                             ----------------------------------------------------------------------
                                                                      CLASS MCMORGAN                           CLASS Z
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                            DECEMBER 31, 2005    JUNE 30, 2005    DECEMBER 31, 2005   JUNE 30, 2005
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................           122                 456               23                45
Shares issued in reinvestment of dividends ..............            40                 108                4                 9
                                                                   ----              ------              ---               ---
                                                                    162                 564               27                54
Shares redeemed .........................................          (431)             (4,117)             (28)              (89)
                                                                   ----              ------              ---               ---
Net increase (decrease) .................................          (269)             (3,553)              (1)              (35)
                                                                   ====              ======              ===               ===


                                                                                     EQUITY INVESTMENT FUND
                                                             ----------------------------------------------------------------------
                                                                      CLASS MCMORGAN                           CLASS Z
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                            DECEMBER 31, 2005    JUNE 30, 2005    DECEMBER 31, 2005   JUNE 30, 2005
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................           681               1,599              300                 52
Shares issued in reinvestment of dividends ..............            43                  90                2                  4
                                                                   ----              ------              ---               ----
                                                                    724               1,689              302                 56
Shares redeemed .........................................          (905)             (3,839)             (58)              (282)
                                                                   ----              ------              ---               ----
Net increase (decrease) .................................          (181)             (2,150)             244               (226)
                                                                   ====              ======              ===               ====

(a)  Less than one thousand.

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 2005 were:


                                                INTERMEDIATE FIXED
                                                    INCOME FUND                 FIXED INCOME FUND                HIGH YIELD
                                            ---------------------------    ---------------------------    -------------------------
                                             PURCHASES        SALES         PURCHASES         SALES        PURCHASES       SALES
                                           ------------    ------------   ------------    ------------    -----------   -----------
U.S. Government Securities .............   $208,732,568    $201,706,352   $ 94,606,909    $ 89,632,789    $        --   $        --
All others .............................     20,974,192      36,752,018     13,839,272      15,158,560     44,658,357    21,070,972
                                           ------------    ------------   ------------    ------------    -----------   -----------
Total ..................................   $229,706,760    $238,458,370   $108,446,181    $104,791,349    $44,658,357   $21,070,972
                                           ============    ============   ============    ============    ===========   ===========


                                                                                   BALANCED FUND           EQUITY INVESTMENT FUND
                                                                             -------------------------    -------------------------
                                                                             PURCHASES        SALES        PURCHASES       SALES
                                                                            -----------    -----------    -----------   -----------
U.S. Government Securities ..............................................   $32,841,190    $32,478,643    $        --   $        --
All others ..............................................................    20,961,288     28,419,779     85,858,324    86,921,026
                                                                            -----------    -----------    -----------   -----------
Total ...................................................................   $53,802,478    $60,898,422    $85,858,324   $86,921,026
                                                                            ===========    ===========    ===========   ===========


NOTE (F) AFFILIATED - ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES
AGREEMENTS: Under its investment advisory agreements with each of the Funds, the Adviser provides investment advisory services to the Funds. The Funds will pay the Adviser at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.50% for the High Yield Fund; 0.45% for the Balanced Fund and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Adviser has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, High Yield Fund, Balanced Fund and Equity Investment Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.75%, 0.60% and 0.75%, respectively. While the Adviser has not undertaken to limit the total annual operating expenses of the Class Z shares, the advisory fee waiver would also apply to these shares. For the period July 1, 2005 through December 31, 2005, the net amount of expenses the Adviser absorbed, subject to repayment, totaled $151,772 for the Principal Preservation Fund; $101,379 for the Intermediate Fixed Income Fund; $105,471 for the Fixed Income Fund; $113,392 for the Balanced Fund; and $63,439 for the Equity Investment Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Adviser in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

Since July 1, 2002 though December 31, 2005, the Adviser has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $885,437; Intermediate Fixed Income Fund $525,671; Fixed Income Fund $601,955; Balanced Fund $670,979; and Equity Investment Fund $156,138. High Yield Fund recovered $22,202 from management fee reimbursement during the six months ended December 31, 2005. This amount is included within investment advisory fees in the Statement of Operations.

As of December 31, 2005 the Adviser can recover the following reimbursement amounts:


                                                             EXPIRES 2006   EXPIRES 2007    EXPIRES 2008    EXPIRES 2009     TOTAL
                                                             ------------   ------------    ------------    ------------   --------
Principal Preservation Fund..............................      $219,211       $242,530        $271,924        $151,772     $885,437
Intermediate Fixed Income Fund...........................       116,789        132,200         175,303         101,379      525,671
Fixed Income Fund........................................       146,036        160,536         189,912         105,471      601,955
Balanced Fund............................................       145,813        164,865         246,909         113,392      670,979
Equity Investment Fund...................................            --             --          92,699          63,439      156,138


Pursuant to sub-advisory agreements, the Adviser pays NYLIM as sub-adviser the following: 50% of the fee received by the Adviser from the High Yield Fund and 0.25% of the net asset value of the assets of the Equity Fund and Balanced Fund.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund, Equity Investment Fund and High Yield Fund and Class R2 shares of the Fixed Income Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors LLC, an affiliate of the Adviser, who serves as distributor to the Funds pursuant to an Underwriting Agreement, or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's Class Z and

Class R2 Shares average daily net assets. The High Yield Fund does not currently offer Class Z shares to the public nor has any Class Z shares currently outstanding.

NOTE (G) TRANSFER AGENT: NYLIM Service Company LLC, an affiliate of the Adviser, serves as the Funds transfer agent. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which NYLIM Service Company LLC is responsible. Transfer agent expenses accrued for the six months ended December 31, 2005 for each Fund were as follows: Principal Preservation Fund $26,441; Intermediate Fixed Income Fund $28,851; Fixed Income Fund $27,007; High Yield Fund $2,504; Balanced Fund $33,434; and Equity Investment Fund $38,268.

NOTE (H) ADMINISTRATOR: NYLIM serves as Administrator for the Funds. For providing administrative services to the Funds, NYLIM receives from each Fund a basic fee, computed daily and paid monthly. Administration fees accrued for the six months ended December 31, 2005 for each Fund were as follows:
Principal Preservation Fund $38,680; Intermediate Fixed Income Fund $46,431; Fixed Income Fund $22,109; High Yield Fund $35,131; Balanced Fund $23,125; and Equity Investment Fund $48,214.

The Fund pays the Administrator a monthly fee for accounting services provided. Fees for accounting services provided to the Funds by the Administrator for the six months ended December 31, 2005 were as follows:
Principal Preservation Fund $24,620; Intermediate Fixed Income Fund $30,140; Fixed Income Fund $22,759; High Yield Fund $24,591; Balanced Fund $22,425 and Equity Investment Fund $30,451.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Funds, IBT is compensated by NYLIM.

NOTE (I) TRUSTEES FEES: The non-interested Trustees of McMorgan Funds each receive a flat fee of $33,000 per year, plus reimbursement for all out-of-pocket expenses incurred for each meeting of the Board of Trustees they attend. The Chairman and lead non-interested Trustee receives a flat fee of $40,000 per year, plus reimbursement for all out-of-pocket expenses incurred for each meeting attended. No officer or employee of McMorgan & Company LLC receives any compensation from McMorgan Funds for acting as a Trustee of McMorgan Funds. The Statement of Additional Information ("SAI") includes additional information about the Trustees is available, without charge, upon request, by calling 1-800-788-9485.

NOTE (J) PORTFOLIO SECURITIES LOANED: As of December 31, 2005, the following Portfolios had securities on loan and received collateral as follows:


                                              MARKET VALUE OF
PORTFOLIO                                   SECURITIES ON LOAN   CASH COLLATERAL
---------                                   ------------------   ---------------
Intermediate Fixed Income Fund .........       $ 1,210,034         $ 1,237,500
High Yield Fund ........................        11,380,098          11,669,292
Balanced Fund ..........................         2,633,708           2,723,136
Equity Investment Fund .................        10,796,355          11,155,464


The cash collateral received for securities on loan was used to purchase highly liquid short-term investments. Securities purchased with collateral received are valued at amortized cost which approximates market value.

NOTE (K) CAPITAL LOSS CARRYFORWARD AND POST OCTOBER LOSSES: As of June 30, 2005, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:


                                                   EXPIRES IN 2012      TOTAL
                                                   ---------------   -----------
Balanced Fund .................................      $ 8,474,990     $ 8,474,990
Equity Investment Fund ........................       28,589,829      28,589,829

As of June 30, 2005, the Funds had realized capital losses during the period November 1, 2004 through June 30, 2005, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2006.


                                                               POST OCTOBER LOSS
                                                               -----------------
Intermediate Fixed Income Fund .............................        $ 48,279
High Yield Fund ............................................         184,379


NOTE (L) INDEMNIFICATIONS. In the normal course of business the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Funds.

MCMORGAN FUNDS -- TRUSTEES AND OFFICERS (UNAUDITED)


The Trust's Board of Trustees has the ultimate responsibility of running the Funds. Information about the Trust's Trustees are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-831-1994.

                                                                                                              NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                                                                              FUND
                                                            TERM OF OFFICE         PRINCIPAL                  COMPLEX
NAME, ADDRESS                          POSITION(S)          AND LENGTH OF          OCCUPATION(S)              OVERSEEN
AND AGE                                HELD WITH FUND       TIME SERVED(1)         DURING PAST 5 YEARS        BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum                   Chairman and         Since inception        Independent                        6
McMorgan & Company LLC                 Trustee                                     Consultant
One Bush Street
San Francisco, CA 94104
64
-----------------------------------------------------------------------------------------------------------------------------
Robert C. Daney, CPA                   Trustee              Since 5/2004           Partner, Brach,                    6
McMorgan & Company LLC                                                             Neal, Daney &
One Bush Street                                                                    Spence LLP
San Francisco, CA 94104                                                            (1981-Present)
56
-----------------------------------------------------------------------------------------------------------------------------
Alan Lindquist                         Trustee              Since 8/24/04          Retired; prior                     6
McMorgan & Company LLC                                                             thereto, Partner,
One Bush Street                                                                    Thomas Harvey LLP
San Francisco, CA 94104
60
-----------------------------------------------------------------------------------------------------------------------------
Walter B. Rose                         Trustee              Since inception        President, Venture                 6
McMorgan & Company LLC                                                             Consulting Corp.
One Bush Street                                                                    (1998 - Present);
San Francisco, CA 94104                                                            prior thereto,
                                                                                   President, McBain,
60                                                                                 Rose Partners
-----------------------------------------------------------------------------------------------------------------------------
Mark R. Taylor*                        President &          Since 7/04             Executive Vice                     6
McMorgan & Company LLC                 Trustee              Since 8/04/04          President,
One Bush Street                                                                    McMorgan &
San Francisco, CA 94104                                                            Company LLC
46
-----------------------------------------------------------------------------------------------------------------------------
Arphiela Arizmendi*                    Treasurer and        Since 2005             Director and Manager               6
New York Life Investment               Principal                                   of Fund Accounting
Management LLC                         Financial                                   and Administration,
169 Lackawanna Avenue                  and Accounting                              New York Life
Parsippany, NJ 07054                   Officer                                     Investment
                                                                                   Management LLC
                                                                                   (since March 2003);
                                                                                   Treasurer and
                                                                                   Principal Financial
                                                                                   and Accounting
                                                                                   Officer, Eclipse
                                                                                   Funds Inc.,
                                                                                   Eclipse Funds, MainStay
                                                                                   VP Series Fund, Inc.
                                                                                   and MainStay Funds
                                                                                   (since December 2005);
                                                                                   Assistant Treasurer,
                                                                                   The MainStay Funds,
                                                                                   Eclipse Funds Inc.,
                                                                                   Eclipse Funds, MainStay
                                                                                   VP Series Fund, Inc.
                                                                                   and McMorgan Funds
                                                                                   (1992 to December
                                                                                   2005).
49
-----------------------------------------------------------------------------------------------------------------------------


                                       OTHER
NAME, ADDRESS                          DIRECTORSHIPS
AND AGE                                HELD BY TRUSTEE
--------------------------------------------------------
Kenneth I. Rosenblum                          N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
64
--------------------------------------------------------
Robert C. Daney, CPA                          N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
56
--------------------------------------------------------
Alan Lindquist                                N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
60
--------------------------------------------------------
Walter B. Rose                                N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
60
--------------------------------------------------------
Mark R. Taylor*                               N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
46
--------------------------------------------------------
Arphiela Arizmendi*                           N/A
New York Life Investment
Management LLC
169 Lackawanna Avenue
Parsippany, NJ 07054
49
--------------------------------------------------------

---------------
(1) Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
*   An "interested person" as defined in the 1940 Act.

MCMORGAN FUNDS -- TRUSTEES AND OFFICERS (UNAUDITED)


                                                                                                              NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                                                                              FUND
                                                            TERM OF OFFICE         PRINCIPAL                  COMPLEX
NAME, ADDRESS                          POSITION(S)          AND LENGTH OF          OCCUPATION(S)              OVERSEEN
AND AGE                                HELD WITH FUND       TIME SERVED(1)         DURING PAST 5 YEARS        BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Vincent J. Bencivenga                  Chief Compliance     Since 8/23/04          Chief Compliance                   6
McMorgan & Company LLC                 Officer                                     Officer,
One Bush Street                                                                    McMorgan &
San Francisco, CA 94104                                                            Company LLC;
                                                                                   prior thereto
                                                                                   Principal,
                                                                                   Compliance
54                                                                                 Group West
-----------------------------------------------------------------------------------------------------------------------------
Robert A. Anselmi*                     Chief Legal          Since 2005             Senior Managing                    6
New York Life Investment               Officer                                     Director, General
Management LLC                                                                     Counsel, and Secretary,
51 Madison Avenue                                                                  New York Life
New York, NY 10010                                                                 Investment
                                                                                   Management LLC
                                                                                   (including predecessor
                                                                                   advisory
                                                                                   organizations);
                                                                                   General Counsel and
                                                                                   Secretary, New York
                                                                                   Life Investment
                                                                                   Management Holdings
                                                                                   LLC; Senior Vice
                                                                                   President, New York
                                                                                   Life Insurance
                                                                                   Company; Vice
                                                                                   President and
                                                                                   Secretary, McMorgan &
                                                                                   Company LLC;
                                                                                   Secretary, NYLIM
                                                                                   Service Company LLC,
                                                                                   NYLCAP Manager LLC,
                                                                                   and Madison Capital
                                                                                   Funding LLC; Chief
                                                                                   Legal Officer, Eclipse
                                                                                   Funds, Eclipse Funds
                                                                                   Inc., MainStay VP
                                                                                   Series Fund, Inc., and
59                                                                                 McMorgan Funds.
-----------------------------------------------------------------------------------------------------------------------------
Teresa Matzelle                        Vice President &     Since 8/23/04          Vice President,                    6
McMorgan & Company                     Secretary                                   McMorgan &
One Bush Street                                                                    Company LLC
San Francisco, CA 94104

53
-----------------------------------------------------------------------------------------------------------------------------

                                       OTHER
NAME, ADDRESS                          DIRECTORSHIPS
AND AGE                                HELD BY TRUSTEE
--------------------------------------------------------
Vincent J. Bencivenga                         N/A
McMorgan & Company LLC
One Bush Street
San Francisco, CA 94104
54
--------------------------------------------------------
Robert A. Anselmi*                            N/A
New York Life Investment
Management LLC
51 Madison Avenue
New York, NY 10010
59
--------------------------------------------------------
Teresa Matzelle                               N/A
McMorgan & Company
One Bush Street
San Francisco, CA 94104

53
--------------------------------------------------------

---------------
(1) Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
*   An "interested person" as defined in the 1940 Act.

MCMORGAN FUNDS -- PROXY VOTING GUIDELINES (UNAUDITED)


McMorgan & Company LLC, the investment adviser of McMorgan Funds ("Funds"), votes all proxies in the Funds. A description of the policies and procedures that McMorgan & Company LLC uses to determine how to vote proxies and how McMorgan & Company LLC voted proxies during the most recent 6-month period ended December 31 is available (without charge) upon request by calling 1-800-831-1994 or visiting the McMorgan Funds website (www.McMorganFunds.com), or by visiting the SEC's website (www.sec.gov).



MCMORGAN FUNDS -- SCHEDULE OF INVESTMENTS


The Funds file their complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's web site at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                  -----------------------------------------------

                                    McMorgan
                                      Funds



                           --------------------------
                           STRAIGHT FORWARD INVESTING
                           --------------------------

                                  ESTD (1994)



                  -----------------------------------------------

BOARD OF TRUSTEES
Robert C. Daney
Alan C. Lindquist
Walter B. Rose
Kenneth I. Rosenblum
Mark R. Taylor


OFFICERS
Mark R. Taylor, President and Principal Executive Officer
Arphiela Arizmendi, Treasurer and Principal Financial Officer
Vincent J. Bencivenga, Chief Compliance Officer
Robert A. Anselmi, Chief Legal Officer
Teresa Matzelle, Vice President and Secretary


INVESTMENT ADVISOR
McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, CA 94104


CUSTODIAN
Investors Bank & Trust Company
200 Claredon Street
P.O. Box 9130 Boston, MA 02117


UNDERWRITER
NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, NJ 07054


LEGAL COUNSEL
Sutherland Asbill & Brennan, LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC 20004


SHAREHOLDER SERVICES
NYLIM Service Company LLC
169 Lackawanna Avenue
Parsippany, NJ 07054


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103


For Additional Information about McMorgan Funds call:
(800) 831-1994  (7AM TO 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2.  CODE OF ETHICS.

         Registrant has adopted a code of ethics (the "Code") that applies to Registrant's principal executive office ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO and PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the registrant has at least one "audit committee" financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial expert is Robert
C. Daney. Mr. Daney is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The Nominating and Governance Committee selects and nominates candidates for membership on the Board as independent trustees. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal year that have materially affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.
         --------

 (a)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 are furnished as exhibits to this filing.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as exhibits to this filing.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS.

By:      /s/ Mark R. Taylor
         --------------------
         MARK R. TAYLOR
         PRESIDENT


Date:    March 2, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ Mark R. Taylor
         --------------------
         MARK R. TAYLOR
         PRESIDENT

Date:    March 2, 2006


By:      /s/ Arphiela Arizmendi
         --------------------
         ARPHIELA ARIZMENDI
         TREASURER
         PRINCIPAL FINANCIAL OFFICER

Date:    March 2, 2006

                                  EXHIBIT INDEX

                  (a)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                  (a)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                                                  Exhibit (a)(1)

                           SECTION 302 CERTIFICATIONS

         I, Mark R. Taylor, President of McMorgan Funds, certify that:

         1. I have reviewed this report on Form N-CSR of McMorgan Funds;

         2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

         3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

         4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

         5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


                                              By:      /s/ Mark R. Taylor
                                                       ----------------------
                                                       Mark R. Taylor
                                                       President

                                              Date:    March 2, 2006

                           SECTION 302 CERTIFICATIONS

         I, Arphiela Arizmendi, Principal Financial Officer of McMorgan Funds, certify that:

         1. I have reviewed this report on Form N-CSR of McMorgan Funds;

         2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

         3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

         4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

         5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


                                             By:    /s/ Arphiela Arizmendi
                                                    ---------------------------
                                                    Arphiela Arizmendi
                                                    Principal Financial Officer

                                             Date:  March 2, 2006

                                                                  Exhibit (a)(2)

                           SECTION 906 CERTIFICATIONS


         In connection with this report on Form N-CSR for the Registrant as furnished to the Securities and Exchange Commission on the date hereof (the "Report"), the undersigned hereby certify, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         (1) the Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

         (2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


                                             By:    /s/ Mark R. Taylor
                                                    ---------------------------
                                                    Mark R. Taylor
                                                    President

                                             Date:  March 2, 2006


                                             By:    /s/ Arphiela Arizmendi
                                                    ---------------------------
                                                    Arphiela Arizmendi
                                                    Principal Financial Officer

                                              Date:  March 2, 2006



[A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.]